As filed with the Securities and Exchange Commission on December 18, 2008
1933 Act File No. 02-90946
1940 Act File No. 811-4015

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933		☐
POST-EFFECTIVE AMENDMENT NO. 137		☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940		☐
AMENDMENT NO. 140		☒

EATON VANCE MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
(617) 482-8260
(Registrant’s Telephone Number)
MAUREEN A. GEMMA
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)	☒ on March 1, 2009 pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Tax-Managed Small-Cap Portfolio has also executed this Registration Statement.

Eaton Vance Tax-Managed Dividend Income Fund
Eaton Vance Tax-Managed Equity Asset Allocation Fund
Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Tax-Managed Mid-Cap Core Fund
Eaton Vance Tax-Managed Multi-Cap Growth Fund
Eaton Vance Tax-Managed Small-Cap ^Fund
Eaton Vance Tax-Managed Small-Cap Value Fund
Eaton Vance Tax-Managed Value Fund

Mutual funds seeking long-term, after-tax returns for shareholders

Prospectus Dated ^March 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Table of Contents

Fund Summaries	3
Performance Information	6
Tax-Managed Dividend Income Fund	6
Tax-Managed Equity Asset Allocation Fund	7
Tax-Managed International Equity Fund	8
Tax-Managed Mid-Cap Core Fund	9
Tax-Managed Multi-Cap Growth Fund	10
Tax-Managed Small-Cap ^Fund	11
Tax-Managed Small-Cap Value Fund	12
Tax-Managed Value Fund	13
Fund Fees and Expenses	14
Investment Objectives & Principal Policies and Risks	^19
Management and Organization	^25
Valuing Shares	^28
Purchasing Shares	^28
Sales Charges	^32
Redeeming Shares	^34
Shareholder Account Features	^35
Tax Information	^36
Financial Highlights	^38
Tax-Managed Dividend Income Fund	^38
Tax-Managed Equity Asset Allocation Fund	^40
Tax-Managed International Equity Fund	^42
Tax-Managed Mid-Cap Core Fund	^43
Tax-Managed Multi-Cap Growth Fund	^44
Tax-Managed Small-Cap ^Fund	^45
Tax-Managed Small-Cap Value Fund	^46
Tax-Managed Value Fund	^47

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Fund Summaries

This page summarizes the investment objective, and principal strategies and risks of each Fund. Information about the performance, fees and expenses of each Fund is presented on the pages that follow.

Investment Objectives and Principal Strategies

Eaton Vance Tax-Managed Dividend Income Fund. Tax-Managed Dividend Income Fund’s investment objective is to achieve after-tax total return for its shareholders. The Fund seeks to invest primarily in a diversified portfolio of common and preferred stocks that pay dividends that qualify for federal income taxation at long-term capital gain rates (“tax-favored dividends”). In selecting securities, the Fund primarily seeks stocks that produce attractive levels of tax-favored dividend income and which are, in the opinion of the investment adviser, undervalued or inexpensive relative to other similar investments. For its investments in common stocks, the Fund also seeks to invest in securities that the investment adviser believes have the potential for growth of income and capital appreciation over time. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying common and preferred stocks.

The Fund may at times invest 25% or more of its total assets in each of the utilities and financial services sectors. The Fund may also invest up to 35% of its total assets in foreign securities.

Eaton Vance Tax-Managed Equity Asset Allocation Fund. Tax-Managed Equity Asset Allocation Fund’s investment objective is to achieve long-term, after tax returns for its shareholders by investing in a combination of diversified tax-managed equity portfolios advised by Eaton Vance or its affiliates (the "Eaton Vance Tax-Managed Portfolios"). The Fund normally will invest at least 65% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in common stocks of U.S. companies. The Fund may invest up to 25% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in common stocks of small or emerging companies and up to 35% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in foreign securities. The Fund will at all times allocate its assets among at least three different Eaton Vance Tax-Managed Portfolios and normally intends to invest in all seven Tax-Managed Portfolios identified and described in further detail under "Investment Objectives & Principal Policies and Risks".

Eaton Vance Tax-Managed International Equity Fund. Tax-Managed International Equity Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of foreign equity securities. The Fund invests primarily in common stocks of companies domiciled in countries represented in the Morgan Stanley Capital International Europe, Australasia, Far East (“EAFE”) Index. The EAFE Index is an unmanaged index of approximately 1,000 companies located in twenty-one countries. The Fund normally invests at least 80% of its net assets in equity securities.

Eaton Vance Tax-Managed Mid-Cap Core Fund. Tax-Managed Mid-Cap Core Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of common stocks of mid-cap companies. Mid-cap companies are companies with market capitalizations within the range of capitalizations of companies included in the ^S&P MidCap 400 Index. The Fund normally will invest at least 80% of its net assets in stocks of mid-cap companies. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its total assets in foreign securities.

Eaton Vance Tax-Managed Multi-Cap Growth ^Fund^. Tax-Managed Multi-Cap Growth Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities. The Fund invests primarily in common stocks of growth companies that are attractive in their long-term investment prospects. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its total assets in foreign securities.

Eaton Vance Tax-Managed Small-Cap Fund (formerly Eaton Vance Tax-Managed Small-Cap Growth Fund). Tax-Managed Small-Cap ^Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders. The Fund invests primarily in a diversified portfolio of ^common stocks of small-cap ^companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long term that exceeds the average of all publicly-traded companies in the United States. ^The portfolio manager generally considers small-cap companies ^to be companies ^having a market ^capitalization that falls (i) within or below the range of companies ^in either the ^current S&P SmallCap 600 Index ^or the Russell 2000 Index or (ii) below the ^three-^year average maximum market ^cap of companies in either index as of December 31 of the three preceding years. The Fund normally will invest at least 80% of its net assets in equity securities of small-cap companies. Although it invests primarily in domestic companies, the Fund may invest up to 25% of its total assets in foreign securities.

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Eaton Vance Tax-Managed Small-Cap Value Fund. Tax-Managed Small-Cap Value Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of value stocks of small-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are undervalued or inexpensive relative to the overall stock market. Small-cap companies are companies with market capitalizations comparable to those of companies included in the ^S&P SmallCap 600 Index. The Fund normally will invest at least 80% of its net assets in small-cap companies. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its total assets in foreign securities.

Eaton Vance Tax-Managed Value Fund. Tax-Managed Value Fund’s investment objective is to achieve long-term, after tax returns for its shareholders. The Fund invests in a diversified portfolio of value stocks. Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive relative to the overall stock market. Although it invests primarily in common stocks of U.S. companies, the Fund may invest up to 25% of its total assets in foreign securities.

Each Fund may engage in derivative transactions (such as purchased puts, written covered calls, equity collars, equity swaps, covered short sales and stock index futures) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities. Each Fund, except Tax-Managed Dividend Income Fund, pursues its investment objective by investing its assets in one or more separate registered investment companies with the same investment objective and policies as the Fund.

Tax-Managed Investing

Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations. By contrast, each Eaton Vance Tax-Managed Portfolio and Tax-Managed Dividend Income Fund approaches its investments from the perspective of a taxpaying shareholder. Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized capital gains. The techniques and strategies used in the tax-efficient management of the Eaton Vance Tax-Managed Portfolios and Tax-Managed Dividend Income Fund may include the following:

•purchasing stocks primarily from a long-term perspective;
•generally maintaining low portfolio turnover of stocks with appreciated gains;
•investing primarily in lower yielding stocks and/or stocks paying dividends that qualify for federal income taxation at long-term capital gain rates;
•attempting to avoid net realized short-term gains and fully taxable investment income in excess of Fund expenses;
•when appropriate, selling stocks trading below cost to realize losses;
•in selling appreciated stocks, selecting the most tax-favored share lots; and
•selectively using tax-advantaged hedging techniques as an alternative to taxable sales.

Each Fund (except Tax-Managed Dividend Income Fund) seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax). Tax-Managed Dividend Income Fund seeks to achieve returns primarily in the form of tax-favored dividend income and price appreciation not subject to current tax. The Funds seek to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). Each Fund can generally be expected to distribute a smaller percentage of returns each year than equity mutual funds that are managed without regard to tax considerations. There can be no assurance, however, that taxable distributions can always be avoided.

Principal Risk Factors

Each Fund’s shares are sensitive to stock market volatility. If there is a general decline in the value of publicly-traded stocks, the value of a Fund’s shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Each Fund seeks to minimize stock-specific risk by diversifying its holdings among many companies and industries.

In addition to general stock market risk, shares of Tax-Managed Small-Cap ^Fund, Tax-Managed Small-Cap Value Fund and (to a lesser extent) Tax-Managed Mid-Cap Core Fund, Tax-Managed Multi-Cap Growth Fund and Tax-Managed Equity Asset Allocation Fund are also sensitive to factors affecting smaller and emerging companies. The securities of such companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.

Because each Fund invests in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and other developments abroad. The use of derivative transactions is subject to certain limitations and may expose a

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Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty, or unexpected price or market movements.

Each Fund’s investment program may be affected by future changes in tax laws and regulations including changes as a result of the sunset provisions that currently apply to the favorable tax treatment of tax-favored dividend income.

Tax-Managed Dividend Income Fund’s investments in preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of such securities will generally fall. Because the Fund invests in preferred stocks, the Fund’s net asset value may decline if interest rates rise. Interest rates are currently low relative to historic levels. Common stocks may also be influenced by changes in interest rates.

Tax-Managed Dividend Income Fund’s ability to distribute income to shareholders will depend on the yields available on common and preferred stocks. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income. While the Fund seeks tax-favored dividend income, a portion of the Fund’s income distributions to shareholders may be taxable at rates applicable to ordinary income. In order for dividends to qualify for tax-favored treatment, the Fund must hold the related stock for a required period of time. Satisfying this holding period requirement may not always be advisable, potentially exposing a portion of the Fund’s dividend income to full taxation.

The value of Tax-Managed Dividend Income Fund shares may be affected by events that adversely affect the utilities and financial services sectors. Companies in the utilities sector are sensitive to changes in interest rates and other economic conditions, governmental regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, and the cost and potential business disruption of technological developments.

Companies in the financial services sector are also subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Because Tax-Managed Dividend Income Fund may invest a significant portion of its assets in the utilities and financial services sectors, the value of Fund shares may fluctuate more than if the Fund invested in a broader variety of sectors.

No Fund is a complete investment program and you may lose money by investing. There is no guarantee that a Fund will be able to achieve its investment objective. Shareholders should invest for the long-term. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Eaton Vance Tax-Managed Dividend Income Fund

Performance Information. The following bar chart and table provide information about the performance of Tax-Managed Dividend Income Fund. The returns in the bar chart are for Class A shares for each calendar year through December 31, ^2008 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table below contains Class A, Class B, Class C and Class I shares performance and a comparison to the performance of a broad-based, unmanaged market index of 1000 U.S. value stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

During the period from December 31, 2003 through December 31, ^2008, the highest quarterly total return for Class A was ^____% for the quarter ended ^_______, and the lowest quarterly return was ^____% for the quarter ended ^_____________.^

Average Annual Total Return as of December 31, ^2008	One Year	Five Years	Life of Fund

Class A Return Before Taxes	^%	^%	^%
Class A Return After Taxes on Distributions	^%	^%	^%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^%	^%	^%
Class B Return Before Taxes	^%	^%	^%
Class C Return Before Taxes	^%	^%	^%
Class I Return Before Taxes	^%	^%	^%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	^%	^%	^%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. Class A, Class B and Class C commenced operations on May 30, 2003. Life of Fund returns are calculated from May 31, 2003. Total return prior to the commencement of Class I reflects the return of Class A. Class I commenced operations on August 27, 2007. Prior returns are adjusted to reflect any applicable sales charges (but were not adjusted for other expenses). If adjusted for other expenses, returns would be different. The Russell 1000 Value Index is a broad-based, unmanaged market index of 1000 U.S. value stocks. Investors cannot invest directly in an Index. (Source for Russell 1000 Value Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Eaton Vance Tax-Managed Equity Asset Allocation Fund

Performance Information. The following bar chart and table provide information about the performance of Tax-Managed Equity Asset Allocation Fund. The returns in the bar chart are for Class A shares for each calendar year through December 31, ^2008 and do not reflect a sales charge. If the sales charge was reflected, the return would be lower. The table below contains the Class A, Class B and Class C shares performance and a comparison to the performance of a broad-based, unmanaged market index of U.S. stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the period from December 31, 2002 through December 31, ^2008, the highest quarterly total return for Class A was ^_____% for the quarter ended ^__________, ^and the lowest quarterly return was ^_____% for the quarter ended ^______________.

Average Annual Total Return as of December 31, ^2008	One Year	Five Years	Life of Fund

Class A Return Before Taxes	^%^	^%^	^%^
Class A Return After Taxes on Distributions	^%^	^%^	^%^
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^%^	^%^	^%^
Class B Return Before Taxes	^%^	^%^	^%^
Class C Return Before Taxes	^%^	^%^	^%^
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	^%^	^%^	^%^

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. Class A, Class B and Class C commenced operations on March 4, 2002. Life of Fund returns are calculated from March 31, 2002. The Russell 3000 Index is a broad-based, unmanaged market index of 3,000 U.S. stocks. Investors cannot invest directly in an Index. (Source for the Russell 3000 Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

7

Eaton Vance Tax-Managed International Equity Fund

Performance Information. The following bar chart and table provide information about the performance of Tax-Managed International Equity Fund. The returns in the bar chart are for Class A shares for each calendar year through December 31, ^2008 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains the Class A, Class B and Class C shares performance and a comparison to the performance of a broad-based, unmanaged market index of international stocks. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the period from December 31, 1998 through December 31, ^2008, the highest quarterly total return for Class A was ^_____% for the quarter ended ^__________, and the lowest quarterly return was ^_____% for the quarter ended ^_____________.^

Average Annual Total Return as of December 31, ^2008	One Year	Five Years	Life of Fund

Class A Return Before Taxes	^%	^%	^%
Class A Return After Taxes on Distributions	^%	^%	^%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^%	^%	^%
Class B Return Before Taxes	^%	^%	^%
Class C Return Before Taxes	^%	^%	^%
Class I Return Before Taxes	%	%	%
Morgan Stanley Capital International Europe, Australasia, and Far East Index (reflects net dividends, which reflect the deduction of withholding
taxes)	^%	^%	^%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class A, Class B and Class C commenced operations on April 22, 1998. Life of Fund returns are calculated from April 30, 1998. Total return prior to the commencement of Class I reflects the return of Class A. Class I commenced operations on September 1, 2008. The Morgan Stanley Capital International Europe, Australasia, and Far East ("EAFE") Index is an index of common stocks traded in foreign markets. Investors cannot invest directly in an Index. (Source for the EAFE Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Eaton Vance Tax-Managed Mid-Cap Core Fund

Performance Information. The following bar chart and table provide information about the performance of Tax-Managed Mid-Cap Core Fund. The returns in the bar chart are for Class A shares for each calendar year through December 31, ^2008 and do not reflect a sales charge. If the sales charge was reflected, the return would be lower. The table below contains the Class A, Class B and Class C shares performance and a comparison to the performance of a broad-based, unmanaged market index commonly used to measure mid-cap stock performance. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the period from December 31, 2002 through December 31, ^2008, the highest quarterly total return for Class A was ^_____% for the quarter ended ^_____________, and the lowest quarterly return ^was _____% for the quarter ended ^_________________.

Average Annual Total Return as of December 31, ^2008	One Year	Five Years	Life of Fund

Class A Return Before Taxes	^%^	^%^	^%^
Class A Return After Taxes on Distributions	^%^	^%^	^%^
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^%^	^%^	^%^
Class B Return Before Taxes	^%^	^%^	^%^
Class C Return Before Taxes	^%^	^%^	^%^
S&P MidCap 400 Composite Index (reflects no deduction for fees, expenses or taxes)	^%^	^%^	^%^

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class A, Class B and Class C commenced operations on March 4, 2002. Life of Fund returns are calculated from March 31, 2002. The S&P MidCap 400 Composite Index is a broad-based, unmanaged index commonly used as a measure of U.S. mid-cap stock performance. Investors cannot invest directly in an Index. (Source for the S&P MidCap 400 Composite Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

9

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Performance Information. The following bar chart and table provide information about the performance of Tax-Managed Multi-Cap Growth Fund. The returns in the bar chart are for Class A shares for each calendar year through December 31, ^2008 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table below contains the Class A, Class B and Class C shares performance and a comparison to the performance of a broad-based, unmanaged market index of common stocks and an unmanaged market index of mid-cap growth companies. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the period from December 31, 2000 through December 31, ^2008, the highest quarterly total return for Class A was ^_____% for the quarter ended ^_____________, and the lowest quarterly return was ^____% for the quarter ended ^_____________.

Average Annual Total Return as of December 31, ^2008	One Year	Five Years	Life of Fund

Class A Return Before Taxes	^%^	^%^	^%^
Class A Return After Taxes on Distributions	^%^	^%^	^%^
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^%^	^%^	^%^
Class B Return Before Taxes	^%^	^%^	^%^
Class C Return Before Taxes	^%^	^%^	^%^
Russell Mid-Cap Growth Index (reflects no deduction for fees, expenses or taxes)	^%^	^%^	^%^
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	^%^	^%^	^%^

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class A commenced operations on June 30, 2000, Class B and Class C commenced operations on July 10, 2000. Life of Fund returns are calculated from June 30, 2000 for Class A and both Indices and from July 31, 2000 for Class B and Class C. The Fund’s benchmark is the Russell Mid-Cap Growth Index, an unmanaged market index of mid-cap growth companies. The S&P 500 Index is an index commonly used to measure the performance of U.S. stocks. Investors cannot invest directly in an Index. (Source for the S&P 500 Index and Russell Mid-Cap Growth Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

10

Eaton Vance Tax-Managed Small-Cap ^Fund

Performance Information. The following bar chart and table provide information about the performance of Tax-Managed Small-Cap ^Fund. The returns in the bar chart are for Class A shares for each calendar year through December 31, ^2008 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table below contains the Class A, Class B and Class C shares performance and a comparison to the performance of two broad-based unmanaged market indices of small capitalization stocks. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the ^ten years ended December 31, ^2008, the highest quarterly total return was ^_____% for the quarter ended ^_________ and the lowest quarterly return was ^_____% for the quarter ended ^_____________.

Average Annual Total Return as of December 31, ^2008	One Year	Five Years	Ten Years

Class A Return Before Taxes	^%^	^%^	^%^
Class A Return After Taxes on Distributions	^%^	^%^	^%^
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^%^	^%^	^%^
Class B Return Before Taxes	^%^	^%^	^%^
Class C Return Before Taxes	^%^	^%^	^%^
S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)	^%^	^%^	^%^
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	^%^	^%^	^%^

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class A commenced operations on September 25, 1997 and Class B and Class C commenced operations on September 29, 1997. The Fund’s benchmark is the S&P SmallCap 600 Index, a broad-based, unmanaged index of both growth and value small-capitalization stocks. The Russell 2000 Index is an unmanaged market index of a mix of small-cap growth stocks. Investors cannot invest directly in an Index. (Source for the S&P SmallCap 600 Index and the Russell 2000 Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

11

Eaton Vance Tax-Managed Small-Cap Value Fund

Performance Information. The following bar chart and table provide information about the performance of Tax-Managed Small-Cap Value Fund. The returns in the bar chart are for Class A shares for each calendar year through December 31, ^2008 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table below contains the Class A, Class B and Class C shares performance and a comparison to the performance of two broad-based, unmanaged market indices of small capitalization stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the period from December 31, 2002 through December 31, ^2008, the highest quarterly total return for Class A was ^_____% for the quarter ended ^_________, and the lowest quarterly return was ^_____% for the quarter ended ^______________.^

Average Annual Total Return as of December 31, ^2008	One Year	Five Year	Life of Fund

Class A Return Before Taxes	^%	^%	^%
Class A Return After Taxes on Distributions	^%	^%	^%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^%	^%	^%
Class B Return Before Taxes	^%	^%	^%
Class C Return Before Taxes	^%	^%	^%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	^%	^%	^%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class A, Class B and Class C commenced operations on March 4, 2002. Life of Fund returns are calculated from March 31, 2002. The Fund’s benchmark is the Russell 2000 Value Index, an unmanaged index measuring the performance of those Russell 2000 companies with a less-than-average growth orientation and lower price-to-book and price/earnings ratios. ^Investors cannot invest directly in an Index. (Source for the Russell 2000 Value ^Index: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

12

Eaton Vance Tax-Managed Value Fund

Performance Information. The following bar chart and table provide information about the performance of Tax-Managed Value Fund. The returns in the bar chart are for Class A shares for each calendar year through December 31, ^2008 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table below contains the Class A, Class B, Class C and Class I performance and a comparison to the performance of two broad-based, unmanaged indices of domestic equity stocks. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the period ^December 31, 1999 through December 31, ^2008, the highest quarterly total return for Class A was ^_____% for the quarter ended ^___________, and the lowest quarterly return was ^_____% for the quarter ended ^_________________. ^

Average Annual Total Return as of December 31, ^2008	One Year	Five Years	Life of Fund

Class A Return Before Taxes	^%	^%	^%
Class A Return After Taxes on Distributions	^%	^%	^%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^%	^%	^%
Class B Return Before Taxes	^%	^%	^%
Class C Return Before Taxes	^%	^%	^%
Class I Return Before Taxes	^%	^%	^%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	^%	^%	^%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class A commenced operations on December 27, 1999, Class B commenced operations on January 18, 2000 and Class C commenced operations on January 24, 2000. Life of Fund returns are calculated from December 31, 1999 for Class A and both Indices and from January 31, 2000 for Class B and Class C. Total return prior to the commencement of Class I reflects the return of Class A. Class I commenced operations on November 30, 2007. Prior returns are adjusted to reflect any applicable sales charges (but were not adjusted for other expenses). If adjusted for other expenses, returns would be different. The Fund’s benchmark is the Russell 1000 Value Index ("Russell 1000"), a broad-based, unmanaged market index of 1000 U.S. value stocks. ^Investors cannot invest directly in an Index. (Source for ^the Russell 1000: Lipper, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

13

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of redemption)	None	5.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None	None
Redemption Fee (as a percentage of amount redeemed)(1)	1.00%	None	None	None
Exchange Fee	None	None	None	None

(1) Class A shares of Tax-Managed International Equity Fund are subject to a redemption fee if they are redeemed or exchanged within 90 days of the settlement of the purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)^

		Management	Distribution and	Other	Total Annual Fund
		Fees	Service (12b-1) Fees	Expenses	Operating Expenses

Tax-Managed Dividend Income Fund	Class A shares	^%	^%	^%	^%
	Class B shares	^%	^%	^%	^%
	Class C shares	^%	^%	^%	^%
	Class I shares	^%	^%	^%	^%
Tax-Managed International Equity Fund	Class A shares	^%	^%	^%	^%
	Class B shares	^%	^%	^%	^%
	Class C shares	^%	^%	^%	^%
	Class I shares	^%	^%	^%	^%

Annual Operating Expenses for Tax-Managed Mid-Cap Core Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C

Management Fees	^%	^%	^%
Distribution and Service (12b-1) Fees	^%	^%	^%
Other Expenses	_^%	_^%	^%_
Total Annual Fund Operating Expenses	^%	^%	^%
Expense Reimbursement(1)	__(^)%	__(^)%	_( ^)%
Total Annual Fund Operating Expenses (net reimbursement)	^%	^%	^%

(^1) The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.^60% for Class A shares and 2.^35% for Class B and C shares. This expense reimbursement will continue through April 23, 2010. Thereafter, the expense reimbursement may be changed or terminated at any time. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment.

Annual Operating Expenses for Tax-Managed Multi-Cap Growth Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C

Management Fees	^%	^%	^%
Distribution and Service (12b-1) Fees	^%	^%	^%
Other Expenses	^%	^%	_^%
Acquired Fund Fees and Expenses(1)	^%_	^%_	^%_
Total Annual Fund Operating Expenses	^%	^%	^%
Advisory Fee Reduction(2)	^%_	^%_	^%_
Total Annual Fund Operating Expenses (net reduction)	^%	^%	^%

(1)	Reflects the Fund’s portion of the fees and expenses allocated to Tax-Managed Multi-Cap Growth Portfolio in connection with its investment in another investment company (Cash Management Portfolio) for cash management purposes and other investment companies (exchanged-traded funds) for investment purposes. A portion of these fees and expenses are not included in the Financial Highlights table; accordingly, Total Annual Fund Operating Expenses (net reduction) do not correlate to the ratio of expenses to average net assets indicated in the Financial Highlights table.

(2)	The investment advisory fee of Tax-Managed Multi-Cap Growth Portfolio was reduced by its allocable portion of Cash Management Portfolio’s advisory fee.

14

Annual Operating Expenses for Tax-Managed Small-Cap Fund
^
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C

Management Fees	^%	^%	^%
Distribution and Service (12b-1) Fees	^%	^%	^%
Other Expenses	^%	^%	^%
Acquired Fund Fees and Expenses(1)	__^%	__^%	__^%
Total Annual Fund Operating Expenses	^%	^%	^%
Advisory Fee Reduction(2)	^%_	^%_	^%_
Total Annual Fund Operating Expenses (net reduction)	^%	^%	^%

(1)	Reflects the Fund’s portion of the fees and expenses allocated to Tax-Managed Small-Cap ^Portfolio in connection with its investment in another investment company (Cash Management Portfolio) for cash management purposes.

(2)	The investment advisory fee of Tax-Managed Small-Cap Growth Portfolio was reduced by its allocable portion of Cash Management Portfolio’s advisory fee. ^

^

Annual Operating Expenses for Tax-Managed Small-Cap Value Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C

Management Fees	^%	^%	^%
Distribution and Service (12b-1) Fees	^%	^%	^%
Other Expenses	__^%	_^%	_^%
Total Annual Fund Operating Expenses	^%	^%	^%
Expense Reimbursement(1)	^%_	^%_	^%_
Total Annual Fund Operating Expenses (net reimbursement)	^%	^%	^%

(1)	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.65% for Class A shares and 2.40% for Class B and C shares. This expense reimbursement will continue through April 23, 2010. Thereafter, the expense reimbursement may be changed or terminated at any time. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment.

Annual Operating Expenses for Tax-Managed Value Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C	Class I

Management Fees	^%	^%	^%	^%
Distribution and Service (12b-1) Fees	^%	^%	^%	n/a
Other Expenses	^%	^%	^%	^%
Acquired Fund Fees and Expenses(1)	_^%	^%_	^%_	__^%
Total Annual Fund Operating Expenses	^%	^%	^%	^%
Advisory Fee Reduction(2)	^%_	^%_	__^%	^%_
Total Annual Fund Operating Expenses (net reduction)	^%	^%	^ %	^%

(1)	Reflects the Fund’s portion of the fees and expenses allocated to Tax-Managed Value Portfolio in connection with its investment in another investment company (Cash Management Portfolio) for cash management purposes.

(2)	The investment advisory fee of Tax-Managed Value Portfolio was reduced by its allocable portion of Cash Management Portfolio’s advisory fee.

15

Annual Operating Expenses for Tax-Managed Equity Asset Allocation Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C

Management Fees	^%%	^%	^%
Distribution and Service (12b-1) Fees	^%	^%	^%
Other Expenses	^%	^%	^%
Acquired Fund Fees and Expenses(1)	^%_	__^%	__^%
Total Annual Fund Operating Expenses	^%	^%	^%
Advisory Fee Reduction(2)	__^%	^%_	__^%
Total Annual Fund Operating Expenses (net reduction)	^%	^%	^%

^(1) Reflects the Fund’s allocable share of the advisory fees and other expenses of the Portfolios in which it invests. Of this amount, advisory fees were 0.69%.

(2) Pursuant to the Fund’s investment advisory agreement, the Fund’s investment advisory fee is reduced by the Fund’s allocable portion of the advisory fees paid by the Portfolios in which it invests.

16

Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above, except that any fee waiver or expense reimbursement (excluding Acquired Fund Fees and Expenses reimbursements) is only applied during the period it is in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:^

		1 Year	3 Years	5 Years	10 Years

Tax-Managed Dividend Income Fund	Class A shares	$^	$^	$^	$^
	Class B shares*	$^	$^	$^	$^
	Class C shares	$^	$^	$^	$^
	Class I shares	$^	$^	$^	$^
Tax-Managed Equity Asset Allocation Fund	Class A shares	$^	$^	$^	$^
	Class B shares*	$^	$^	$^	$^
	Class C shares	$^	$^	$^	$^
Tax-Managed International Equity Fund	Class A shares	$^**	$^	$^	$^
	Class B shares*	$^	$^	$^	$^
	Class C shares	$^	$^	$^	$^
	Class I shares	$**	$ $		$
Tax-Managed Mid-Cap Core Fund	Class A shares	$^	$^	$^	$^
	Class B shares*	$^	$^	$^	$^
	Class C shares	$^	$^	$^	$^
Tax-Managed Multi-Cap Growth Fund	Class A shares	$^	$^	$^	$^
	Class B shares*	$^	$^	$^	$^
	Class C shares	$^	$^	$^	$^
Tax-Managed Small-Cap ^ Fund	Class A shares	$^	$^	$^	$^
	Class B shares*	$^	$^	$^	$^
	Class C shares	$^	$^	$^	$^
Tax-Managed Small-Cap Value Fund	Class A shares	$^	$^	$^	$^
	Class B shares*	$^	$^	$^	$^
	Class C shares	$^	$^	$^	$^
Tax-Managed Value Fund	Class A shares	$^	$^	$^	$^
	Class B shares*	$^	$^	$^	$^
	Class C shares	$^	$^	$^	$^
	Class I shares	$^	$^	$^	$^

* Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

**Due to the redemption fee, the cost of investing for one year would be $100 higher for Tax-Managed International Equity Fund shares redeemed or exchanged within 90 days of the settlement of purchase.

17

You would pay the following expenses if you did not redeem your shares:^

		1 Year	3 Years	5 Years	10 Years

Tax-Managed Dividend Income Fund	Class A shares	$^	$^	$^	$^
	Class B shares*	$^	$^	$^	$^
	Class C shares	$^	$^	$^	$^
	Class I shares	$^	$^	$^	$^
Tax-Managed Equity Asset Allocation Fund	Class A shares	$^	$^	$^	$^
	Class B shares*	$^	$^	$^	$^
	Class C shares	$^	$^	$^	$^
Tax-Managed International Equity Fund	Class A shares	$^	$^	$^	$^
	Class B shares*	$^	$^	$^	$^
	Class C shares	$^	$^	$^	$^
	Class I shares	$ $		$ $
Tax-Managed Mid-Cap Core Fund	Class A shares	$^	$^	$^	$^
	Class B shares*	$^	$^	$^	$^
	Class C shares	$^	$^	$^	$^
Tax-Managed Multi-Cap Growth Fund	Class A shares	$^	$^	$^	$^
	Class B shares*	$^	$^	$^	$^
	Class C shares	$^	$^	$^	$^
Tax-Managed Small-Cap ^ Fund	Class A shares	$^	$^	$^	$^
	Class B shares*	$^	$^	$^	$^
	Class C shares	$^	$^	$^	$^
Tax-Managed Small-Cap Value Fund	Class A shares	$^	$^	$^	$^
	Class B shares*	$^	$^	$^	$^
	Class C shares	$^	$^	$^	$^
Tax-Managed Value Fund	Class A shares	$^	$^	$^	$^
	Class B shares*	$^	$^	$^	$^
	Class C shares	$^	$^	$^	$^
	Class I shares	$^	$^	$^	$^

* Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

18

Investment Objectives & Principal Policies and Risks

Tax-Managed Dividend Income Fund. The investment objective of Tax-Managed Dividend Income Fund is to achieve after-tax total return for its shareholders. The Fund seeks to invest primarily in common and preferred stocks that pay dividends that qualify for federal income taxation at long-term capital gain rates (“tax-favored dividends”). The Fund’s return is expected to consist primarily of tax-favored dividend income, although it will also seek capital appreciation. The Fund’s objective may not be changed without shareholder approval. Certain of the Fund’s policies may be changed by the Trustees without shareholder approval.

The Fund may invest 25% or more of its total assets in each of the utilities and financial services sectors. The utilities sector includes companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy, as well as companies engaged in the communications field. Companies in the financial services sector include, for example, commercial banks, savings and loan associations, brokerage and investment companies, insurance companies, and consumer and industrial finance companies. The Fund also may invest in real estate investment trusts, and therefore, may be subject to the special risks associated with real estate investing. Up to (but less than) 25% of the Fund’s total assets may be invested in any one industry.

Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying common and preferred stocks (the "80% policy"). This 80% policy will not be changed unless Fund shareholders are given 60 days’ advance notice of the change. For purposes of the 80% policy, net assets includes any borrowings for investment purposes. The Fund seeks dividend income that qualifies for favorable federal income tax treatment. Under federal income tax law enacted on May 28, 2003, "qualified dividend income" received by individual shareholders is taxed at rates equivalent to long-term capital gain tax rates, which currently reach a maximum of 15%. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. The Fund generally can pass through the tax treatment of tax-favored dividends it receives to Fund shareholders who hold Fund shares for more than 60 days during the 121-days surrounding the ex-dividend date.

For the Fund to receive tax-favored dividends, the Fund must hold the stock associated with an otherwise qualifying dividend for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date (or more than 90 days during the associated 181-day period, in the case of certain preferred stocks). In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. The provisions of the Internal Revenue Code applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2010. Thereafter, dividends will be taxable as ordinary income unless further legislative action is taken.

In selecting securities, the Fund invests primarily in dividend-paying common and preferred stocks of U.S. and non-U.S. companies that the investment adviser believes may produce attractive levels of tax-favored dividend income and which are, in the opinion of the investment adviser, undervalued or inexpensive relative to other similar investments. Stocks may be undervalued in relation to other investments due to adverse economic or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes.

For its investments in common stocks, the Fund also seeks to invest in securities that the investment adviser believes have the potential for growth of income and capital appreciation over time. For its investments in preferred stocks, the Fund will also take into consideration the interest rate sensitivity of the investments and the investment adviser’s interest rate expectations. Under normal market conditions, the Fund expects to primarily invest in preferred stocks that are rated investment grade (which is at least BBB as determined by Standard & Poor’s Ratings Group or Fitch Ratings, Baa as determined by Moody’s Investors Service, Inc. or, if unrated, determined to be of comparable quality by the investment adviser), but may invest to a limited extent in lower rated preferred stocks. Consistent with the Fund’s objective, the investment adviser has broad discretion to allocate the Fund’s investments between common and preferred stocks.

In addition to investing in stocks that pay tax-favored dividends, the Fund may also invest a portion of its assets in stocks and other securities that generate income taxable at ordinary income rates. For any year, so long as the Fund’s fully taxable ordinary income and net realized short-term gains are offset by expenses of the Fund, all of the Fund’s income distributions would be characterized as tax-favored dividends. There can be no assurance that a portion of the Fund’s income distributions will not be fully taxable at ordinary income rates.

The Fund may seek to enhance the level of tax-favored dividend income it receives by engaging in dividend capture trading. In a dividend capture trade, the Fund would sell a stock that has gone ex-dividend to purchase another stock paying a dividend before the next dividend of the stock being sold. By entering into a series of such trades, the Fund could augment

19

the amount of dividend income it receives over the course of a year. In order for dividends to qualify as tax-favored dividends, the Fund must comply with the holding period requirements described above. The use of dividend capture strategies will expose the Fund to increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects and tax treatment of a company’s dividends, the strength of the company’s business franchises and estimates of the company’s net value. Many of these considerations are subjective.

Tax-Managed Equity Asset Allocation Fund. The investment objective of Tax-Managed Equity Asset Allocation Fund is to achieve long-term, after tax returns for its shareholders by investing in a combination of diversified tax-managed equity portfolios managed by Eaton Vance or its affiliates (the “Eaton Vance Tax-Managed Portfolios”). The Eaton Vance Tax-Managed Portfolios are described below.

The Fund normally will invest at least 65% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in common stocks of U.S. companies. The Fund may invest up to 25% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in small or emerging companies and up to 35% of its total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in foreign securities. The Fund will at all times allocate its assets among at least three different Eaton Vance Tax-Managed Portfolios and normally intends to invest in all seven Tax-Managed Portfolios. Of the seven Eaton Vance Tax-Managed Portfolios, Tax-Managed International Equity Portfolio invests primarily in foreign securities and the other six Portfolios invest primarily in securities of U.S. companies. The Eaton Vance Tax-Managed Portfolios that invest primarily in small or emerging companies are Tax-Managed Small-Cap Value Portfolio and Tax-Managed Small-Cap ^Portfolio. The Fund also may invest in other Eaton Vance Tax-Managed Portfolios that may be established in the future, including other Eaton Vance Tax-Managed Portfolios sub-advised by an investment adviser unaffiliated with Eaton Vance.

In allocating the Fund’s assets among the Eaton Vance Tax-Managed Portfolios, the portfolio manager seeks to maintain broad diversification and to emphasize market sectors that Eaton Vance believes offer relatively attractive risk-adjusted return prospects, based on its assessment of current and future market trends and conditions. To the extent possible, adjustments in allocations among the Eaton Vance Tax-Managed Portfolios will be made in a tax-efficient manner, generally by investing Fund cash inflows into underweighted Portfolios and by withdrawing cash from overweighted Portfolios to reinvest in underweighted Portfolios. There can be no assurance that there will always be sufficient Fund cash inflows or available Portfolio cash to alter the Fund’s asset allocation without tax consequences to shareholders. Eaton Vance has broad discretion to allocate and reallocate Tax-Managed Equity Asset Allocation Fund’s assets among the Eaton Vance Tax-Managed Portfolios consistent with the Fund’s investment objective and policies. Eaton Vance may be subject to certain conflicts of interest in fulfilling its duties to Tax-Managed Equity Asset Allocation Fund and each Portfolio. In making allocation decisions, the portfolio manager must make determinations only on the basis of the best interests of the Fund and its shareholders.

Tax-Managed International Equity Fund. Tax-Managed International Equity Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of foreign equity securities. The Fund seeks to meet its objective by investing in Tax-Managed International Equity Portfolio (“International Equity Portfolio”), a separate open-end investment company that has the same objective and policies as the Fund. International Equity Portfolio is described below.

Tax-Managed Mid-Cap Core Fund. Tax-Managed Mid-Cap Core Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of common stocks of mid-cap companies. The Fund seeks to meet its objective by investing in Tax-Managed Mid-Cap Core Portfolio (“Mid-Cap Core Portfolio”), a separate open-end investment company that has the same objective and policies as the Fund. Mid-Cap Core Portfolio is described below.

Tax-Managed Multi-Cap Growth Fund. Tax-Managed Multi-Cap Growth Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities. The Fund seeks to meet its objective by investing in Tax-Managed Multi-Cap Growth Portfolio (^“Multi-Cap Growth Portfolio”), a separate open-end investment company that has the same objective and policies as the Fund. Multi-Cap Growth Portfolio is described below.

Tax-Managed Small-Cap ^Fund. The investment objective of Tax-Managed Small-Cap ^Fund is to achieve long-term, after-tax returns for its shareholders. The Fund seeks to meet its objective by investing in Tax-Managed Small-Cap ^

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Portfolio (formerly Tax-Managed Small-Cap Growth Portfolio) (“Small-Cap ^Portfolio”), a separate open-end investment company that invests in a diversified portfolio of equity securities of small-cap companies and has the same objective and policies as the Fund. Small-Cap ^Portfolio is described below.

Tax-Managed Small-Cap Value Fund. Tax-Managed Small-Cap Value Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of value stocks of small-cap companies. The Fund seeks to meet its objective by investing in Tax-Managed Small-Cap Value Portfolio (“Small-Cap Value Portfolio”), a separate open-end investment company that has the same objective and policies as the Fund. Small-Cap Value Portfolio is described below.

Tax-Managed Value Fund. Tax-Managed Value Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders. The Fund seeks to meet its objective by investing in Tax-Managed Value Portfolio (“Value Portfolio”), a separate open-end investment company that invests in a diversified portfolio of value stocks and has the same objective and policies as the Fund. Value Portfolio is described below.

Each Fund’s investment objective may not be changed without shareholder approval. Certain of a Fund’s policies may be changed by the Trustees without shareholder approval. In the case of a Fund or Portfolio that has a policy of investing at least 80% of its net assets in a particular type of investment (the "80% policy"), the policy will not be changed unless Fund shareholders are given at least 60 days’ advanced notice of the change. For purposes of the 80% policy, net assets include any borrowings for investment purposes.

The Eaton Vance Tax-Managed Portfolios

International Equity Portfolio normally invests primarily in foreign equity securities. The portfolio manager expects to invest primarily in common stocks of companies domiciled in countries represented in the EAFE Index. The International Equity Portfolio will invest at least 80% of its net assets in equity securities. The International Equity Portfolio seeks to outperform the EAFE Index on both a pre-tax and after-tax basis, however there can be no assurance that it will do so. International Equity Portfolio maintains investments in not less than five different countries and less than 25% of its total assets will be invested in any one industry. As an alternative to investing directly in foreign equity securities, International Equity Portfolio may invest in depositary receipts and similar investments.

The portfolio managers use fundamental research in managing the Portfolio. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting companies for investment, the portfolio managers may consider overall growth prospects, financial condition, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources, management and other factors. The International Equity Portfolio generally acquires securities with the expectation of holding them for the long-term.

Mid-Cap Core Portfolio normally will invest at least 80% of its net assets in stocks of mid-cap companies. Mid-cap companies are companies with market capitalizations within the range of capitalizations of companies included in the ^S&P MidCap 400 Index. In making investment decisions, the portfolio managers use a combination of growth and value disciplines and seek stocks that in their opinion have attractive relative valuations and/or the potential for above-average sustainable growth. The portfolio managers consider both a company’s fundamentals and economic conditions in constructing the Portfolio. Management of the Portfolio involves consideration of numerous factors (such as long term earnings growth, balance sheet strength, cash flow generation, sustainable competitive advantages, quality of management, and opportunities for improving profitability). Many of these considerations are subjective. The portfolio managers seek to build and maintain an investment portfolio of mid-cap stocks that will perform well over the long term on an after-tax basis. Mid-Cap Core Portfolio’s holdings will represent a number of different industries, and less than 25% of the Portfolio’s total assets will be invested in any one industry.

Multi-Cap Growth Portfolio invests in a carefully selected portfolio consisting primarily of common stocks of companies that are expected, over the long term, to have earnings growth that is faster than the growth of the U.S. economy and the U.S. stock market as a whole. Growth companies owned by Multi-Cap Growth Portfolio may include both large and established market leaders, as well as smaller, less seasoned companies. Multi-Cap Growth Portfolio may also invest a substantial portion of its assets in securities of companies in the technology industry that could be adversely affected by factors such as highly cyclical markets, intense competition and rapid product obsolescence due to technological advances.

The portfolio manager seeks to purchase stocks that are reasonably priced in relation to their fundamental value, and which will grow in value over time. In making investment decisions, the portfolio manager utilizes the information provided by, and the expertise of, the investment adviser’s research staff. Management of the Portfolio involves consideration of numerous factors (such as potential for price appreciation, risk/return, and the mix of securities held by the Portfolio).

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Many of these considerations are subjective. Stocks generally are acquired with the expectation of being held for the long term. Under normal market conditions, the Portfolio primarily invests in common stocks. The Portfolio’s holdings will represent a number of different industries, and less than 25% of the Portfolio’s total assets will be invested in any one industry.

Small-Cap ^Portfolio invests in a ^diversified ^portfolio of publicly-traded ^stocks of small-cap companies. The ^portfolio manager generally considers small-cap companies to be companies ^having a market ^capitalization that falls (i) within or below the range of companies ^in either the ^current S&P SmallCap 600 Index or the Russell 2000 Index ^or (ii) below the ^three-^year average ^maximum market cap of ^companies in either index as of December 31 of the ^three preceding years. ^ Small-Cap ^Portfolio normally will invest at least 80% of its net assets in equity securities of small-cap companies. The Portfolio may also invest in larger companies.

The portfolio manager generally seeks to purchase ^stocks that ^expected to demonstrate earnings growth over the long term that exceeds the average earnings growth rates of all publicly-traded companies in the United States. In making investment decisions, the portfolio manager relies on the investment adviser’s research staff. In selecting companies for investment, the investment adviser may consider overall growth prospects, financial condition, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources, management and other factors. The portfolio manager may sell a security when the investment adviser’s price objective for the stock is reached, the fundamentals of the company change or to pursue more attractive investment options. The Portfolio’s holdings will represent a number of different industries, and less than 25% of the Portfolio’s total assets will be invested in any one industry.

Small-Cap Value Portfolio normally will invest primarily in value stocks of small-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are undervalued or inexpensive relative to the overall stock market based on one or more measures of value. Small-cap companies are companies with market capitalizations comparable to companies included in the ^S&P SmallCap 600 Index. Normally at least 80% of net assets will be invested in small-cap companies. The Portfolio’s holdings will represent a number of different industries, and less than 25% of the Portfolio’s total assets will be invested in any one industry.

Value stocks may be undervalued in relation to the overall market due to adverse economic conditions or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes. Investment decisions are made primarily on the basis of fundamental research. In selecting stocks, the portfolio manager considers (among other factors) a company’s earnings or cash flow capabilities, the strength of the company’s business franchises, the strength of management and estimates of the company’s net value. While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to realize tax losses.

Tax-Managed Growth Portfolio (“Growth Portfolio”). Growth Portolio’s investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities. Growth Portfolio invests in a broadly diversified selection of equity securities, emphasizing common stocks of growth companies that are considered to be high in quality and attractive in their long-term investment prospects. Under normal market conditions, the Growth Portfolio will invest primarily in common stocks. The Growth Portfolio employs a "growth at a reasonable price" investing style seeking to acquire companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. In making investment decisions, the portfolio managers rely upon the investment adviser’s research staff. Management of Growth Portfolio involves consideration of numerous factors (such as potential for price appreciation, risk/return and the mix of securities held by the Portfolio). Many of these considerations are subjective. Stocks generally are acquired with the expectation of being held for the long-term. The Portfolio’s holdings will represent a number of different industries, and less than 25% of the Portfolio’s total assets will be invested in any one industry. A security may be sold when the portfolio managers believe it is fully valued, the fundamentals of a company deteriorate, a stock’s price falls below its acquisition cost, management fails to execute its strategy or to pursue more attractive investment options.

The portfolio managers may seek stocks that pay dividends that qualify for long-term capital gains tax treatment ("tax-favored dividends"). As the result of tax laws enacted in May 2003, tax-favored dividends are subject to the federal long-term capital gains rate (maximum of 15%), rather than the tax rate applicable to ordinary income (maximum of 35%), provided certain holding period and other conditions are satisfied. In addition to investing in stocks that pay tax-favored dividends, the Portfolio may invest a portion of its assets in stocks and other securities that generate income taxable at ordinary income rates. For any year, so long as the Portfolio’s fully taxable ordinary income and net realized short-term gains are offset by expenses of the Portfolio, all of the Portfolio’s income distributions would be characterized as tax-favored

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dividends. There can be no assurance that a portion of the Portfolio’s income allocated to the Fund will not be taxable at ordinary income rates. The provisions of the Internal Revenue Code applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2010.

Value Portfolio normally will invest primarily in value stocks. Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the overall stock market. In selecting stocks, the portfolio manager considers (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, the tax treatment of dividends, the strength of the company’s business franchises and estimates of the company’s net value. Value stocks may be undervalued in relation to the overall market due to adverse economic conditions or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes. The Value Portfolio’s holdings will represent a number of different industries, and no more than 25% of the Portfolio’s total assets will be invested in any one industry.

The portfolio manager may seek stocks that pay dividends that qualify for long-term capital gains tax treatment ("tax-favored dividends"). As the result of tax laws enacted in May 2003, tax-favored dividends are subject to the federal long-term capital gains rate (maximum of 15%), rather than the tax rate applicable to ordinary income (maximum of 35%), provided certain holding period and other conditions are satisfied. In addition to investing in stocks that pay tax-favored dividends, the Portfolio may invest a portion of its assets in stocks and other securities that generate income taxable at ordinary income rates (including real estate investment trusts). For any year, so long as the Portfolio’s fully taxable ordinary income and net realized short-term gains are offset by expenses of the Portfolio, all of the Portfolio’s income distributions would be characterized as tax-favored dividends. There can be no assurance that a portion of the Portfolio’s income allocated to the Fund will not be taxable at ordinary income rates. The provisions of the Internal Revenue Code applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2010.

The portfolio manager seeks to build and maintain an investment portfolio of value stocks that will perform well over the long term on an after-tax basis. Investment decisions are made primarily on the basis of fundamental research. The portfolio manager utilizes information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. Management of the portfolio involves consideration of numerous factors (such as earnings and cash flow capabilities). Many of these considerations are subjective. While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company’s fundamentals deteriorate or to realize tax losses.

Common Investment Practices

Each Portfolio seeks to achieve long-term after-tax returns in part by minimizing the taxes incurred by shareholders in connection with the Portfolio’s investment income and realized capital gains. Tax-Managed Dividend Income Fund seeks to achieve favorable after-tax returns in part by minimizing the taxes incurred by shareholders in connection with the Fund’s investment income and realized capital gains. Fund distributions that are taxed as ordinary income are minimized for Tax-Managed Dividend Income Fund by investing principally in common and preferred stocks that pay tax-favored dividends and for the Portfolios by investing principally in stocks and for Tax-Managed Dividend Income Fund and the Portfolio’s by generally avoiding income taxable as ordinary income and net realized short-term capital gains in excess of expenses. Fund distributions taxed as long-term capital gains are minimized by avoiding or minimizing the sale of securities with large accumulated capital gains. When a decision is made to sell a particular appreciated security, the portfolio manager(s) will select for sale the share lots resulting in the most favorable tax treatment, generally those with holding periods sufficient to qualify for long-term capital gains treatment that have the highest cost basis. The portfolio manager(s) may sell securities to realize capital losses that can be used to offset realized gains.

To protect against price declines in securities holdings with large accumulated gains, each Portfolio and Tax-Managed Dividend Income Fund may use various hedging techniques (such as the purchase and sale of futures contracts on stocks and stock indexes and options thereon, the purchase of put options and the sale of call options on securities held, equity swaps, covered short sales, forward sales of stocks and the purchase and sale of forward currency exchange contracts and currency futures). By using these techniques rather than selling appreciated securities, a Portfolio or Tax-Managed Dividend Income Fund can, with certain limitations, reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. These derivative instruments may also be used by ^a Portfolio or Tax-Managed Dividend Income Fund to enhance returns or as a substitute for the purchase or sale of securities. Dividends received on securities with respect to which a Fund is obligated to make payments (pursuant to short sales or otherwise) will be treated as fully taxable ordinary income.

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The use of derivatives is highly specialized and engaging in derivative transactions for purposes other than hedging is speculative. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by ^a Portfolio or Tax-Managed Dividend Income Fund. Equity swaps, over-the-counter options and forward sales are private contracts in which there is a risk of loss in the event of a counterparty’s default. In a covered short sale, ^a Portfolio or Tax-Managed Dividend Income Fund may be forced to deliver appreciated stock to close the short position, causing a recognition of gain. Each Portfolio and Tax-Managed Dividend Income Fund normally intends to deliver newly acquired stock to close a short position. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security. These transactions are subject to special tax rules that could affect the amount, timing and character of distributions to shareholders. Derivative hedging transactions may not be effective because of imperfect correlation and other factors. As a general matter, dividends received on hedged stock positions are fully taxable as ordinary income.

International Equity Portfolio primarily invests in foreign securities, the other Eaton Vance Tax-Managed Portfolios may invest up to 25% of total assets in foreign securities and Tax-Managed Dividend Income Fund may invest up to 35% of total assets in foreign securities. Foreign securities may be located in established or emerging market countries. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for securities traded in less developed, emerging market countries. As an alternative to holding foreign-traded securities, each Portfolio and Tax-Managed Dividend Income Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts which evidence ownership in underlying foreign securities); such investments are not subject to a Portfolio’s 25% limitation on investing in foreign securities (if applicable) or to Tax-Managed Dividend Income Fund’s 35% limitation on investing in foreign securities. Depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country.

Each Portfolio and Tax-Managed Dividend Income Fund may invest in real estate investment trusts ("REITs"), and therefore, is subject to the special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Each Portfolio, except Small-Cap Portfolio, Multi-Cap Growth Portfolio and Value Portfolio, will not invest more than 5% of its net assets in REITs. Multi-Cap Growth Portfolio will not invest more than 10% of its net assets in REITs.

Each Portfolio and Tax-Managed Dividend Income Fund may also invest in pooled investment vehicles, such as exchange-traded funds. When so invested, such Fund will bear its allocable share of expenses of the investment in addition to Portfolio expenses.

Many emerging and small companies may be in the early stages of their development, may be more dependent on fewer products, services, markets or financial resources or may depend upon a more limited management group than more established companies, may lack substantial capital reserves and do not have established performance records. There is generally less publicly available information about emerging companies than for larger, more established companies. Stocks of these companies frequently have less trading volume than stocks of more established companies making them more volatile and potentially more difficult to value. In addition, transactions in emerging company securities may be subject to higher costs than transactions in the securities of larger, more established companies. Stocks of emerging and small companies are more vulnerable to adverse developments than stocks of larger companies.

Each Portfolio and Tax-Managed Dividend Income Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted.

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Even if determined to be liquid, holdings of these securities may increase the level of Portfolio and Tax-Managed Dividend Income Fund illiquidity if eligible buyers become uninterested in purchasing them.

Each Portfolio and Tax-Managed Dividend Income Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment adviser. The investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Distributions of any income realized from securities loans will be taxable as ordinary income. Each Portfolio and Tax-Managed Dividend Income Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

Each Portfolio and Tax-Managed Dividend Income Fund may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. Each Portfolio may not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, each Portfolio and Tax-Managed Dividend Income Fund may temporarily invest up to 100% (65% in the case of Growth Portfolio) of its assets in cash or cash equivalents, which may be inconsistent with ^a Fund’s investment objective(s). A ^Portfolio and Tax-Managed Dividend Income Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this ^prospectus or in the Statement of Additional Information. While at times a Portfolio and Tax-Managed Dividend Income Fund ^may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

As noted above a portfolio manager may sell securities, and when employing dividend capture strategies for Tax-Managed Dividend Income Fund, to realize capital losses that can be used to offset capital gains. Use of this tax management strategy will increase portfolio turnover rate and the trading costs incurred. Higher trading costs may reduce returns.

Considerations of Investing in a Portfolio. Investing in an established Portfolio enables Tax-Managed Equity Asset Allocation Fund to participate in a larger and more diversified investment portfolio than if the Fund pursued its investment program on a standalone basis. Securities with large accumulated gains may constitute a substantial portion of the assets of a Portfolio. Investing in a Portfolio does not expose a Fund to potential tax liability either for unrealized Portfolio gains accrued prior to the Fund’s initial investment therein or for precontribution gains on securities contributed to the Portfolio. If securities purchased by a Portfolio prior to a Fund’s initial investment therein are sold, gains attributable to the period before the Fund’s initial investment in the Portfolio will be allocated to other investors in the Portfolio, and not to the Fund. If securities contributed to a Portfolio (either before or after a Fund’s initial investment therein) are sold, gains accumulated prior to their contribution will be allocated to the contributing investor, and not to the Fund or other investors in the Portfolio. Growth Portfolio follows the practice of distributing securities to meet redemptions by investors in the Portfolio that contributed securities. Growth Portfolio’s ability to select the securities used to meet redemptions generally is limited. These limitations could affect the performance of Growth Portfolio, and, indirectly, Tax-Managed Equity Asset Allocation Fund. Other Portfolios may, in the future, use distributions of securities to meet redemptions by investors in the Portfolio that contributed securities.

Tax-Managed Dividend Income Fund’s investment policies include a fundamental investment provision allowing the Fund to invest substantially all of its investable assets in one or more open-end management investment companies having substantially the same investment policies and restrictions as the Fund. Any such company or companies would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Fund. The Fund may initiate investments in one or more investment companies at any time without shareholder ^approval. Tax-Managed Dividend Income Fund may also invest in other investment companies as described in the Statement of Additional Information.

Management and Organization

Management. Each Portfolio’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at The Eaton Vance Building, 255 State Street, Boston, MA 02109. Tax-

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Managed Dividend Income Fund’s and Tax-Managed Equity Asset Allocation Fund’s investment adviser is Eaton Vance. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its ^affiliates currently manage ^over $120 billion on behalf of mutual funds, institutional clients and individuals. Each investment adviser manages investments pursuant to an investment advisory agreement. Information about advisory fees and portfolio managers is set forth below.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. ^In return, each Fund (except Tax-Managed International Equity Fund and Tax-Managed Small-Cap Fund) is authorized to pay Eaton Vance an annual fee of 0.15% of average daily net assets. For the fiscal year ended October 31, ^2008, each Fund (except Tax-Managed International Equity Fund and Tax-Managed Small-Cap ^Fund) paid Eaton Vance administration fees of ^____% of average daily net assets. Eaton Vance receives no compensation for serving as the administrator of Tax-Managed International Equity Fund and Tax-Managed Small-Cap ^Fund.

Each Fund’s most recent shareholder report provides information regarding the basis for the Trustees’ approval of the Fund’s investment advisory and, if applicable, sub-advisory agreement.

Tax-Managed Dividend Income Fund. Under Tax-Managed Dividend Income Fund’s investment advisory agreement, Eaton Vance receives a monthly advisory fee equal to 0.650% annually of the average daily net assets of the Fund up to $500 million. On net assets of $500 million but less than $1 billion, the annual fee rate is 0.625% . On net assets of $1 billion but less than $2.5 billion, the annual fee rate is 0.600% . On net assets of $2.5 billion and over the annual fee is reduced. For the fiscal year ended October 31, ^2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was ^____%.

Judith A. Saryan ^has served as portfolio ^manager of the Fund since it commenced operations, Aamer Khan has served as a portfolio manager of the Fund since September 2005 and Thomas H. Luster has served as a portfolio manager of the Fund since July 2006. Ms. ^Saryan and Mr. Luster manage other Eaton Vance portfolios, have managed Eaton Vance portfolios for more than five years, and are Vice Presidents of Eaton Vance and BMR. Mr. Khan manages other Eaton Vance portfolios and has been an analyst at Eaton Vance for more than five years^, and is a Vice President of Eaton Vance and BMR.

Tax-Managed Equity Asset Allocation Fund. Under Tax-Managed Equity Asset Allocation Fund’s investment advisory agreement, Eaton Vance receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Fund up to $500 million. On net assets of $500 million but less than $1 billion, the annual fee rate is 0.^75%. On net assets of $1 billion and over the annual fee is reduced. The advisory fee payable by the Fund is reduced by the Fund’s allocable portion of the advisory fees paid by the Portfolios in which it invests. For the fiscal year ended October 31, ^2008, the effective annual rate of investment advisory fee (including its allocable portion of Portfolio advisory fees) was ^_____% of its average daily net assets.

Duncan W. Richardson has served as portfolio manager of the Tax-Managed Equity Asset Allocation Fund since operations commenced. He has managed Eaton Vance portfolios for more than five years, is Executive Vice President and Chief Equity Investment Officer of Eaton Vance and BMR, and also manages Growth Portfolio and other Eaton Vance portfolios.

Growth Portfolio. Under Growth Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million but less than $1 billion, the annual fee rate is 0.5625% . On net assets of $1 billion and over the annual fee is reduced.

International Equity Portfolio. Under International Equity Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Eagle Global Advisors, L.L.C. ("Eagle"), a registered investment adviser. Eagle is located at 5847 San Felipe, Suite 930, Houston, TX 77057. BMR pays Eagle a portion of the advisory fee for sub-advisory services provided to the Portfolio. For the fiscal year ended October 31, ^2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was ^____%. For the same period, BMR paid Eagle sub-advisory fees equivalent to ^____% of the Portfolio’s average daily net assets.

Edward R. Allen, III and Thomas N. Hunt, III have served as the portfolio managers of International Equity Portfolio since May 2004. Messrs. Allen and Hunt are each partners at Eagle and have been employed by Eagle for more than five years.

Mid-Cap Core Portfolio. Under Mid-Cap Core Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, LLC, a majority-owned ^affiliate of Eaton Vance

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Corp. (“Atlanta Capital”). Atlanta Capital is located at 1349 W. Peachtree Street, 2 Midtown Plaza, Suite 1600, Atlanta, GA 30309. BMR pays Atlanta Capital a portion of the advisory fee for sub-advisory services provided to the Portfolio. For the fiscal year ended October 31, ^2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was ^____%. For the same period, BMR paid Atlanta Capital sub-advisory fees equivalent to ^____% of the Portfolio’s average daily net assets.

The day-to-day management of Mid-Cap Core Portfolio is the responsibility of a team of three portfolio managers from Atlanta Capital. The team consists of William O. Bell, IV, William R. Hackney, III and Marilyn Robinson Irvin. Mr. Bell, Vice President and Principal of Atlanta Capital, Mr. Hackney, Managing Partner and member of the Executive Committee of Atlanta Capital and Ms. Irvin, Senior Vice President and Principal of Atlanta Capital, have been employed by Atlanta Capital for more than five years and manage other Atlanta Capital investment portfolios.

Multi-Cap Growth Portfolio. Under Multi-Cap Growth Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. For the fiscal year ended October 31, 2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was ^____%.

Arieh Coll has served as portfolio manager of Multi-Cap Growth Portfolio since operations commenced. Mr. Coll has been managing Eaton Vance portfolios for more than five years, is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios.

Small-Cap ^Portfolio. Under Small-Cap ^Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. For the fiscal year ended October 31, ^2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was ^_____%.

Nancy B. Tooke has served as portfolio manager of Small-Cap ^Portfolio since February 2006. She has been employed by Eaton Vance since January 2006, is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios. Prior to joining Eaton Vance, Ms. Tooke was senior managing director and small-and mid-cap core portfolio manager of ForstmannLeff Associates in Boston. She worked for Schroders PLC from 1994-2004 as executive vice president and portfolio manager of their small- and mid-cap value mutual funds and institutional client accounts.

Small-Cap Value Portfolio. Under Small-Cap Value Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC, a majority-owned ^affiliate of Eaton Vance Corp. (“Fox”). Fox is located at 331 Newman Springs Road - Suite 122, Red Bank, NJ 07701. BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Portfolio. For the fiscal year ended October 31, ^2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was ^____%. For the same period, BMR paid Fox sub-advisory fees equivalent to ^____% of the Portfolio’s average daily net assets.

Small-Cap Value Portfolio is managed by a team of three portfolio managers from Fox led by Gregory R. Greene. Mr. Greene has served as a portfolio manager since March 1, 2006. Mr. Greene is a Managing Director of Fox and is a member of the firm’s Investment Committee, manages other Fox investment portfolios and has been employed by Fox for more than five years. The other members of their investment team are J. Bradley Ohlmuller and Robert J. Milmore. Mr. Ohlmuller is a Principal of Fox and member of the firm’s Investment Committee. Prior to 2004, he was a Vice President and research analyst at Goldman Sachs & Co., where he co-covered the healthcare facilities sector. Mr. Milmore is a Vice President of Fox and has been a member of its Research Group since November 2005 and a member of the firm’s Investment Committee since October 2006. Previously, Mr. Milmore was a Manager of International Treasury at Cendant Corporation.

Value Portfolio. Under Value Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of the average daily net assets of the Portfolio up to $500 million, 0.625% of average daily net assets of $500 million but less than $1 billion and 0.600% of average daily net assets of $1 billion and over. Pursuant to a fee reduction agreement effective March 27, 2006, the fee is reduced as follows: 0.600% of average daily net assets of $1 billion but less than $2 billion; 0.575% of average daily net assets of $2 billion but less than $5 billion; and 0.555% of average daily net assets of $5 billion and over. For the fiscal year ended October 31, ^2008, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio was ^_____%.

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Michael R. Mach has served as the portfolio manager of Value Portfolio since operations commenced. Mr. Mach has been managing Eaton Vance portfolios for more than five years, is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares with respect to which that portfolio manager has management responsibilities.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). As an investor in a Portfolio, a Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. Each Fund can withdraw from a Portfolio at any time without shareholder approval.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust’s Trustees considered this risk in approving the use of a combined prospectus.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset (plus a sales charge for Class A shares), which is derived from the value of portfolio holdings. When purchasing or redeeming Fund shares through an investment dealer, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. For International Equity Portfolio, Mid-Cap Core Portfolio and Small-Cap Value Portfolio, the investment adviser has delegated daily valuation of each Portfolio to a sub-adviser. Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices. The investment adviser and sub-adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before a Portfolio and Tax-Managed Dividend Income Fund values its assets that would materially affect net asset value. In addition, for foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by a Fund can change on days when Fund shares cannot be redeemed. The investment adviser expects to fair value domestic securities in limited circumstances, such as when the securities are subject to restrictions on resale. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). Purchases will be executed at the net asset value next determined after their receipt in good order by a Fund’s transfer agent. A Fund’s transfer agent or your investment dealer must receive your purchase in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer, that dealer may

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charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Funds do not issue share certificates.

Classes A, B and C Shares

^

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by ^providing written instructions. Please call 1-800-262-^1122 for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by broker-dealers) and for persons affiliated with Eaton Vance and certain Fund service providers (as described in the Statement of Additional Information).

^

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time. The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares of a Fund is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through an investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Fund Order Department at 1-800-262-1122 to be assigned an account number. You may request a current account application by calling 1-800-262-1122. The Fund Order Department must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain securities that may be held by a Fund, such as restricted securities and certain small and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”).

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The ^investment adviser and sub-adviser are ^authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing, the redemption fee applicable to Class A shares of Tax-Managed International Equity Fund, and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than ^one round-trip ^exchange (exchanging from one fund to another fund and back again) within ^90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading^. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because each Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

•transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g. for failure to meet applicable account minimums);

•transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;

•transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or

•transactions in shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, Eaton Vance Tax Free Reserves, Eaton Vance Institutional Short Term Income Fund and Eaton Vance Institutional Short Term Treasury Fund.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to each Fund. Such policy may be more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter review trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on the financial intermediaries to monitor trading activity in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Funds or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

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Each investor’s considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75% . This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Purchases of Class A shares of Tax-Managed International Equity Fund are subject to a 1% redemption fee if redeemed within 90 days of settlement of purchase. Class A shares pay distribution and service fees of 0.25% annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B or Class C shares because Class A has lower annual expenses than those classes.

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares eight years after their purchase. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain fund service providers. Class I shares do not pay distribution or service fees. Returns on Class I shares generally are higher than returns on other classes because Class I has lower annual expenses.

Payments to Investment Dealers. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The

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principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain “street name” or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset ^value to certain tax-deferred retirement plans and through the Eaton Vance Supplemental Retirement Account.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

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a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharingplans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Each Class of shares is is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class A shares of Tax-Managed International Equity Fund that are redeemed or exchanged within the first 90 days after the settlement of the purchase will be subject to a 1.00% redemption fee. ^Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase	CDSC
		CDSCs are based on the lower of the net asset value at
First or Second	5%	the time of purchase or at the time of redemption.
Third	4%	Shares acquired through the reinvestment of
Fourth	3%	distributions are exempt from the CDSC. Redemptions
Fifth	2%	are made first from shares that are not subject to a
Sixth	1%	CDSC.
Seventh or following	0%

The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class B and Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After eight years, Class B shares of each Fund will automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

Distribution and Service Fees. Class A, Class B and Class C shares have in effect plans under Rule 12b-1 that allow the Funds to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account servicces. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. Class B and Class C also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fee and the Class B and Class C service fee for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such investment dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

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Redeeming Shares

You can redeem shares in any of the following ways:

By Mail	Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted)
and signature guaranteed. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The
Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.
By Telephone	You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through
Friday, 8:00 a.m. to 7:00 p.m. (eastern time). Proceeds of a telephone redemption can be sent only to the account address or to a bank pursuant to prior instructions.
Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.
Through an Investment Dealer	Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in good order by a Fund’s transfer agent. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. However, charges may apply for expedited mail delivery services. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

Class A shares of Tax-Managed International Equity Fund are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by tax-deferred retirement plans, in proprietary fee-based programs sponsored by financial intermediaries, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

Meeting Redemptions by Distributing Portfolio Securities. Each Fund generally meets shareholder redemptions in cash, but may, at the request of a redeeming shareholder, meet a redemption in whole or in part by distributing securities withdrawn from each Portfolio in which it invests, as applicable, and as selected by the investment adviser. A shareholder who wishes to receive redemption proceeds in kind must notify the Fund on or before submitting the redemption request by calling 1-800-262-1122. In meeting a redemption in kind, a Fund will distribute readily marketable securities, which will be valued pursuant to the ^Portfolio’s valuation procedures. Redeeming shareholders who receive securities will be responsible for any brokerage charges and other costs incurred in connection with selling the distributed securities and may be exposed to market risk in such securities. Additional information about redemptions in kind, including the procedures for submitting such redemption requests, is contained in the Funds’ ^Statement of ^Additional Information.

34

Shareholder Account Features

^

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.
•Cash Option	Dividends and capital gains are paid in cash.
•Exchange Option	Dividends and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Funds. From time to time, you may ^receive the following:

•Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
•Periodic account statements, showing recent activity and total share balance.
•^Tax information needed to prepare your income tax returns.
•Proxy materials, in the event a shareholder vote is required.
•Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/ edelivery. Select “Mutual Funds” then “Electronic Delivery”.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days (60 days in the case of Tax-Managed Small-Cap Fund and Tax-Managed Small-Cap Value Fund) after such quarter end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases. Because redemptions of Class A shares of Tax-Managed International Equity Fund within 90 days of the settlement of the purchase are subject to a 1% redemption fee (including shares held in individual retirement accounts), shareholders should not make withdrawals pursuant to a Withdrawal Plan during that period.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value (subject to any applicable redemption fee). If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange

35

privilege may be changed or discontinued at any time. You will receive 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing^” and ^may be terminated for market timing accounts or for any other ^reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the ^Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with a Fund. If you transfer shares in a “street name” account to an account with another investment dealer or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account, and each Fund has designated an anti-money laundering compliance officer. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If ^a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-^1122 Monday through Friday, 8:00 a.m. to 7:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Tax Information

While each Fund attempts to minimize taxable distributions, there can be no assurance that taxable distributions can be avoided. Distributions of investment income (other than qualified dividend income, which is described below) and net realized short-term capital gains are taxable as ordinary income. For individual shareholders, distributions of qualified dividend income (subject to certain conditions) and long-term capital gains are taxable at long-term capital gains rates. Different classes may generally distribute different distribution amounts. Taxes on distributions of capital gains are determined by how long ^a Portfolio or Tax-Managed Dividend Income Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in a Fund. Tax-Managed Dividend Income Fund intends to pay dividends monthly and to distribute any net realized capital gains at least annually. Each other Fund expects to pay any required distributions annually. Distributions are taxable whether paid in cash or reinvested in additional Fund shares.

36

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a Fund as derived from "qualified dividend income" are taxed in the hands of individual shareholders at the rates applicable to long-term capital gains provided holding period and other requirements are met at both the shareholder and Fund level.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed, will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January (if any) may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Investments in foreign securities may be subject to foreign withholding taxes, which would decrease a Fund’s return on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the the Portfolios (other than International Equity Portfolio as described below) or Tax-Managed Dividend Income Fund. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions.

Tax-Managed International Equity Fund intends to file an election each year which would require Fund shareholders to include in gross income their pro rata share of qualified foreign income taxes paid by the Fund (even though such amounts are not received by the shareholders) and could allow Fund shareholders, provided certain requirements are met, to use their pro rata portion of such foreign income taxes as a foreign tax credit against their federal income taxes or, alternatively, for shareholders who itemize their tax deductions, to deduct their portion of the Fund’s foreign taxes paid in computing their taxable federal income.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

37

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the ^tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by ^_______________, an independent registered public accounting firm. The reports of ^_________________and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available on request^.

^

	Eaton Vance Tax-Managed Dividend Income Fund

	Year Ended October 31,

			2008			2007

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I(1)

Net asset value - Beginning of period	$ _______	$____	$_____	$ $ 13.400		$ 13.370	$ 13.370	$14.100
Income (loss) from operations
Net investment income(2)	$	$	$	$ $ 0.810		$ 0.716	$ 0.704	$ 0.054
Net realized and unrealized gain	________	_______	_______	_____	1.080	1.064	1.086	_0.514
Total income from operations	$	$	$	$ $ 1.890		$ 1.780	$ 1.790	$ 0.568
Less distributions
From net investment income	$	$	$	$ $ (0.770)		$ (0.660)	$ (0.660)	$ (0.138)
Total distributions	$	$	$	$ $ (0.770)		$ (0.660)	$ (0.660)	$ (0.138)
Net asset value - End of period	$	$	$	$ $ 14.520		$ 14.490	$ 14.500	$14.530
Total Return(3)%		%	%	%	14.47%	13.62%	13.63%	4.04%(15)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$	$	$	$ $1,141,383		$181,741	$779,330	$ 453
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(9)	%		% %	%	1.14%	1.89%	1.89%	0.89%(5)
Expenses after custodian fee reduction(9)	%		% %	%	1.14%	1.89%	1.89%	0.89%(5)
Net investment income	%		% %	%	5.72%	5.08%	4.98%	2.06%(5)
Portfolio Turnover	%		% %	%	139%	139%	139%	139%

(See footnotes on last page.)

38

Financial Highlights (continued)^

			Eaton Vance Tax-Managed Dividend Income Fund

		Period Ended				Year Ended

		October 31, 2006(8)			April 30, 2006			April 30, 2005^

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C^

Net asset value - Beginning of period	$ 12.990	$ 12.960	$ 12.960	$ 11.820	$ 11.790	$ 11.800	$ 10.640	$10.630	$ 10.630^

Income (loss) from operations
Net investment income(2)	$ 0.239	$ 0.200	$ 0.192	$ 0.922	$ 0.801	$ 0.817	$ 0.743	$ 0.648	$ 0.653^
Net realized and unrealized gain	0.534	0.526	0.534	0.889	0.919	0.893	0.989	0.986	0.991^
Total income from operations	$ 0.773	$ 0.726	$ 0.726	$ 1.811	$ 1.720	$ 1.710	$ 1.732	$ 1.634	$ 1.644^
Less distributions
From net investment income	$ (0.363)	$ (0.316)	$ (0.316)	$ (0.641)	$ (0.550)	$ (0.550)	$ (0.552)	$ (0.474)	$ (0.474)^
Total distributions	$ (0.363)	$ (0.316)	$ (0.316)	$ (0.641)	$ (0.550)	$ (0.550)	$ (0.552)	$ (0.474)	$ (0.474)^
Net asset value - End of period	$ 13.400	$ 13.370	$ 13.370	$ 12.990	$ 12.960	$ 12.960	$ 11.820	$11.790	$ 11.800^
Total Return(3)	6.14%(15)	5.76%(15)	5.76%(15)	15.78%	14.97%	14.87%	16.54%	15.57%	15.66%^
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$659,950	$143,731	$490,056	$452,785	$120,272	$350,758	$215,759	$79,871	$185,303^
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(9)	1.19%(5)	1.94%(5)	1.94%(5)	1.21%	1.96%	1.96%	1.25%	2.00%	2.00%^
Expenses after custodian fee reduction(9)	1.19%(5)	1.94%(5)	1.94%(5)	1.21%	1.96%	1.96%	1.25%	2.00%	2.00%^
Net investment income	3.69%(5)	3.11%(5)	2.98%(5)	7.49%	6.53%	6.65%	6.46%	5.65%	5.69%^
Portfolio Turnover	46%	46%	46%	247%	247%	247%	162%	162%	162%^

(See footnotes on last page.)

39

Financial Highlights (continued)

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Year Ended October 31,

		^2008			^2007		^2006

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$ $		$ $ ^14.^040		$ ^13.^570	$ ^13.^550	$ ^12.^100	$ ^11.^800	$ ^11.^780
Income (loss) from operations
Net investment income (loss)(2)	$ $		$ $ 0.^146(16)		$ ^0.^029(16)	$ ^0.^031(16)	$ 0.^053	$ (0.^042)	$ (0.^043)
Net realized and unrealized gain	______	______	________	^3.^110	___^3.^007	___2.^995	______^2.^201	____^2.^126	____^2.^127
Total income from operations	$ $		$ $ ^3.^256		$ ^3.^036	$ ^3.^026	$ ^2.^254	$ ___^2.^084	$ ___^2.^084
Less distributions
From net realized gain	$ $		$ $ (0.^396)		$ (0.^396)	$ (0.^396)	$^(0.314)	$^(0.314)	$^(0.314)
Total distributions	$ $		$ $ (0.^396)		$ (0.^396)	$ (0.^396)	$^(0.314)	$^(0.314)	$^(0.314)
Net asset value - End of year	$ $		$ $ ^16.^900		$ ^16.^210	$ ^16.^180	$ ^14.^040	$ ^13.^570	$ ^13.^550
Total Return(3)%		%	%	^23.^71%	^22.^89%	^22.^85%	^18.^96%	^17.^98%	^18.^01%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ $		$ $^374,^979		$^154,^094	$^309,^869	^247,^710	$ ^139,^586	$ ^214,^009
Ratios (As a percentage of average daily net assets):
Expenses(4)(10)%		%	%	1.^35%	2.^10%	2.^10%	1.^40%	2.^15%	2.^15%
Net investment income (loss)%		%	%	0.^96%	^0.^20^%	^0.^21^%	0.^41%	(0.^33)%	(0.^34)%
Portfolio Turnover of Tax-Managed
Growth Portfolio	%	%	%	^2%	^2%	^2%	1%	1%	1%
Portfolio Turnover of Tax-Managed
International Equity Portfolio	%	%	%	^23%	^23%	^23%	^25%	^25%	^25%
Portfolio Turnover of Tax-Managed
Mid-Cap Core Portfolio	%	%	%	^38%	^38%	^38%	^55%	^55%	^55%
Portfolio Turnover of Tax-Managed
Multi-Cap ^ Growth Portfolio	%	%	%	^157%	^157%	^157%	^181%	^181%	^181%
Portfolio Turnover of Tax-Managed
Small-Cap ^Portfolio	%	%	%	^78%	^78%	^78%	^99%	^99%	^99%
Portfolio Turnover of Tax-Managed
Small-Cap Value Portfolio	%	%	%	^80%	^80%	^80%	^49%	^49%	^49%
Portfolio Turnover of Tax-Managed Value
Portfolio	%	%	%	^14%	^14%	^14%	^26%	^26%	^26%

(See footnotes on last page.)

40

Financial Highlights (continued)

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Year Ended October 31,

		^2005			^2004

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$^10.^790	$^10.^600	$^10.^580	$^9.^930	$^9.^830	$^9.^810
Income (loss) from operations
Net investment income (loss)(2)	$ 0.^018	$(0.^068)	$(0.^068)	$^0.^002^	$(0.^076)	$ (0.076)
Net realized and unrealized gain	^1.^292	^1.^268	^1.^268	^0.^858	^0.^846	^0.^846
Total income from operations	$^1.^310	$^1.^200	$^1.^200	$^0.^860	$^0.^770	$^0.^770
Net asset value - End of year	$^12.^100	$^11.^800	$^11.^780	$^10.^790	$^10.^600	$^10.^580
^12.^14
Total Return(3)	%^	^11.^32%^	^11.^34%^	^8.^66%(6)	^7.^83%(6)	^7.^85%(6)
Ratios/Supplemental Data
$
Net assets, end of year (000’s omitted)	^169,^704	$^123,^431	$^158,^138	$^134,^070	$^109,^471	$^124,^779
Ratios (As a percentage of average daily net assets):
Expenses(4)(10)	1.^43%	2.^18%	2.^18%	1.^46%	2.^21%	2.^21%
Net investment ^income (loss)	0.^15%	(0.^59)%	(0.^59)%	^0.^02^%	(0.^73)%	(0.^73)%
Portfolio Turnover of Tax-Managed Growth Portfolio	^1%	^1%	^1%	^4%	^4%	^4%
Portfolio Turnover of Tax-Managed International Equity Portfolio	^39%	^39%	^39%	^62%	^62%	^62%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	^53%	^53%	^53%	^42%	^42%	^42%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	^217%	^217%	^217%	^239%	^239%	^239%
Portfolio Turnover of Tax-Managed Small-Cap ^Portfolio	^223%	^223%	^223%	^282%	^282%	^282%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	^24%	^24%	^24%	^12%	^12%	^12%
Portfolio Turnover of Tax-Managed Value Portfolio	^40%	^40%	^40%	^44%	^44%	^44%

(See footnotes on last page.)

41

Financial Highlights (continued)

Eaton Vance Tax-Managed International Equity Fund

Year Ended October 31,

		^2008(2)			^2007(2)			^2006(2)

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$ $		$ $ ^11.^080		$ ^10.^510	$ ^10.^500	$ ^8.^670	$ ^8.^230	$ ^8.^220
Income (loss) from operations
Net investment income (loss)	$ $		$ $ 0.^266(18)		$ 0.^132(18)	$ 0.^156(18)	$ 0.^082	$ ^0.^008^	$ ^0.^009^
Net realized and unrealized gain	________	_______	_________	__^3.^731	^3.^573	^3.^536	^2.^403	^2.^281	^2.^287
Total income from operations	$ $		$ $ ^3.^997		$ ^3.^705	$ ^3.^692	$ ^2.^485	$ ^2.^289	$ ^2.^296
Less distributions
From net investment income	$ $		$ $ (0.^107)		$ (0.^015)	$ (0.^042)	$^(0.075)	$^(0.009)	$^(0.016)
Total distributions	$ $		$ $ (0.^107)		$ (0.^015)	$ (0.^042)	$^(0.075)	$^(0.009)	$^(0.016)
Redemption fees	$ $		$ $0.000(7)		$0.000(7)	$0.000(7)	$ 0.000(7)	$ 0.000(7)	$ 0.000(7)
Net asset value - End of year	$ $		$ $ ^14.^970		$ ^14.^200	$ ^14.^150	$ ^11.^080	$ ^10.^510	$ ^10.^500
Total Return(3)%		%	^%	^36.^35%	^35.^29%	35.27^%	^28.^85%	^27.^83%	^27.^96%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ $		$ $^125,^311		$ ^31,^892	$ ^53,^180	$ ^59,^486	$ ^29,^214	$ ^28,^225
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee
reduction(4)%		%		1.^57%	2.^32%	2.^32%	1.^67%	2.^42%	2.^42%
Expenses after custodian fee
reduction(4)%		%	%	1.^57%	2.^32%	2.^32%	1.^67%	2.^42%	2.^42%
Net investment income (loss)%		%	%	^2.^12%	^1.^12%	^1.^32%	0.^81%	^0.^08^%	^0.^09^%
Portfolio Turnover of the Portfolio	%	%	%	^23%	^23%	^23%	^25%	^25%	^25%

Eaton Vance Tax-Managed International Equity Fund

Year Ended October 31,

		^2005(2)			^2004(2)

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$^7.^080	$^6.^770	$^6.^760	$^6.^210	$5.^980	$5.^970
Income (loss) from operations					^
Net investment income (loss)	$0.^056	$(0.^004)	$(0.^004)	$0.^026	$(0.^026)	$(0.^025)
Net realized and unrealized gain	^1.^534	^1.^464	^1.^464	0.^844	0.^816	0.^815
Total income from operations	$^1.^590	$^1.^460	$^1.^460	$0.^870	$0.^790	$0.^790
Less distributions
From net investment income	$ —	$ —	$ —	$ —	$ —	$ —
Total distributions	$ —	$ —	$ —	$ —	$ —	$ —
Redemption fees	$ 0.000(7)	$ 0.000(7)	$ 0.000(7)	$^0.000(7)	$^0.000(7)	$^0.000(7)
Net asset value - End of year	$^8.^670	$^8.^230	$^8.^220	$^7.^080	$^6.^770	$^6.^760
Total Return(3)	^22.^46%	^21.^56%	^21.^60%	^14.^01%	^13.^21%	^13.^23%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$^29,^634	$27,^861	$^18,^647	$^24,^714	$27,^546	$^17,^797
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	^1.^89%	2.^64%	2.^64%	2.^08%	2.^83%	2.^83%
Expenses after custodian fee reduction(4)	^1.^89%	2.^64%	2.^64%	2.^08%	2.^83%	2.^83%
Net investment income (loss)	0.^70%	(0.^05)%	(0.^06)%	0.^38%	(0.^40)%	(0.^39)%
Portfolio Turnover of the Portfolio	^39%	^39%	^39%	^62%	^62%	^62%

(See footnotes on last page.)

42

Financial Highlights (continued)

Eaton Vance Tax-Managed Mid-Cap Core Fund

Year Ended October 31,

		2008			^2007			^2006

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$ $		$ $^13.^420			$^13.^420	$ ^12.^360	$ ^12.^030	$ ^12.^030
Income (loss) from operations
Net investment loss(2)	$ $		$ $ (0.^049)		$ (0.^151)	$ (0.^151)	$ (0.^067)	$ (0.^161)	$ (0.^161)
Net realized and unrealized gain	_______	_______	_______	^2.^299	^2.^211	^2.^211	1.^663	1.^617	1.^617
Total income from operations	$ $		$ $ ^2.^250		$ ^2.^060	$ ^2.^060	$ 1.^596	$ ^1.^456	$ ^1.^456
Less distributions
From net realized gain	$ $		$ $ (0.^740)		$ (0.^740)	$ (0.^740)	$^(0.066)	$^(0.066)	$^(0.066)
Total distributions	$ $		$ $ (0.^740)		$ (0.^740)	$ (0.^740)	$^(0.066)	$^(0.066)	$^(0.066)
Net asset value - End of year	$ $		$ $^14.^740			$^14.^740	$ ^13.^890	$ ^13.^420	$ ^13.^420
Total Return(3)%		%	%	^16.^93%	^16.^07%	^16.^07%	^12.^96%	^12.^15%	^12.^15%
Ratios/Supplemental Data
Net assets, end of year (000’s omit-
ted)	$ $		$ $^24,^406		$ ^5,^950	$ ^8,^735	$ ^17,^718	$ 6,^577	$ ^7,^051
Ratios (As a percentage of average daily net assets):
Expenses(4)(11)%		%	%	1.^64%	2.^39%	2.^39%	1.70%	2.45%	2.45%
Net investment loss	%	%	%	(0.^34)%	(1.^08)%	(1.^08)%	(0.^50)%	(1.^25)%	(1.^25)%
Portfolio Turnover of the Portfolio	%	%	%	^38%	^38%	^38%	^55%	^55%	^55%

Eaton Vance Tax-Managed Mid-Cap Core Fund

Year Ended October 31,

		^2005			^2004

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$^11.^270	$^11.^050	$^11.^050	$^10.^670	$^10.^540	$^10.^540
Income (loss) from operations
Net investment loss (2)	$(0.^108)	$(0.^194)	$(0.^194)	$(0.^102)	$(0.^182)	$(0.^182)
Net realized and unrealized gain (loss)	^1.^198	^1.^174	^1.^174	^0.^702	^0.^692	^0.^692
Total income from operations	$^1.^090	$0.^980	$0.^980	$^0.^600	$^0.^510	$^0.^510
Net asset value - End of year	$^12.^360	$^12.^030	$^12.^030	$^11.^270	$^11.^050	$^11.^050
Total Return(3)	^9.^67%	^8.^87%	^8.^87%	^5.^62%	^4.^84%	^4.^84%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$^13,^761	$^6,^436	$^6,^027	$^11,^226	$^5,^741	$^5,^450
Ratios (As a percentage of average daily net assets):
Expenses(4)(11)	1.70%	2.45%	2.45%	1.70%	2.45%	2.45%
Net investment loss	(0.^89)%	(1.^64)%	(1.^64)%	(0.93)%	(1.^67)%	(1.^68)%
Portfolio Turnover of the Portfolio	^53%	^53%	^53%	^42%	^42%	^42%

(See footnotes on last page.)

43

Financial Highlights (continued)

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Year Ended October 31,

		^2008(2)			^2007(2)			^2006(2)

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$ $		$ $^12.^750		$^12.^070	$^12.^090	$ 10.^850	$ ^10.^350	$ ^10.^370
Income (loss) from operations
Net investment income (loss)	$ $		$ $ ^0.^217(17)		$ ^0.^120(17)	$ ^0.^111(17)	$ (0.^019)	$ (0.^096)	$ (0.^100)
Net realized and unrealized gain	________	_______	_______	___ ^5.^276	^4.^943	^4.^962	^2.^144	^2.^041	^2.^045
Total income from operations	$ $		$ $ ^5.^493		$ ^5.^063	$ ^5.^073	$ ^2.^125	$ ^1.^945	$ ^1.^945
Less distributions
From net realized gain	$ $		$ $ (0.^253)		$ (0.^253)	$ (0.^253)	$^(0.225)	$^(0.225)	$^(0.225)
Total distributions	$ $		$ $ (0.^253)		$ (0.^253)	$ (0.^253)	$^(0.225)	$^(0.225)	$^(0.225)
Net asset value - End of year	$ $		$ $^17.^990		$^16.^880	$^16.^910	$ ^12.^750	$ ^12.^070	$ ^12.^090
Total Return(3)%		%	%	^43.^76%	^42.^64%	^42.^65%	^19.^84%	^19.^04%	^19.^01%
Ratios/Supplemental Data
Net assets, end of year (000’s omit-
ted)	$ $		$ $^49,^517		$^20,^815	$^28,^537	$ ^25,^559	$ ^17,^797	$ ^18,^224
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee
reduction(12)%		%	%	1.^43%	2.^19%	2.^18%	1.^49%	2.^24%	2.^24%
Expenses after custodian fee
reduction(12)%		%	%	1.^43%	2.^19%	2.^18%	1.^49%	2.^24%	2.^24%
Net investment income (loss)	^		^	^1.^45%(17)^	^0.^86%(17)^	^0.^79%(17)^	(0.^16)%	(^0.^85)%	(^0.^89)%
Portfolio Turnover of the Portfolio	%	%	%	^157%	^157%	^157%	^181%	^181%	^181%

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Year Ended October 31,

		^2005(2)			^2004(2)

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$^10.^060	$9.^680	$9.^700	$^9.^690	$^9.^390	$^9.^410
Income (loss) from operations
Net investment income (loss)	$(0.^072)	$(0.^146)	$(0.^146)	$(0.^083)	$(0.^153)	$(0.^151)
Net realized and unrealized gain	0.^862	0.^816	0.^816	^0.^453	^0.^443	^0.^441
Total income from operations	$0.^790	$0.^670	$0.^670	$^0.^370	$^0.^290	$^0.^290
Net asset value - End of year	$10.^850	$^10.^350	$^10.^370	$^10.^060	$9.^680	$9.^700
Total Return(3)	^7.^85%	^6.^92%	^6.^91%	^3.^82%	^3.^09%	^3.^08%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$^21,^998	$^18,^653	$^17,^058	$^23,^462	$20,^928	$^18,^373
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(12)	1.^55%	2.^30%	2.^30%	1.^52%	2.^27%	2.^27%
Expenses after custodian fee reduction(12)	1.^55%	2.^30%	2.^30%	1.^52%	2.^27%	2.^27%
Net investment income (loss)	(0.^67)%	(1.^42)%	(1.^42)%	(^0.^84)%	(^1.^60)%	(^1.^57)%
Portfolio Turnover of the Portfolio	^217%	^217%	^217%	^239%	^239%	^239%

(See footnotes on last page.)

44

Financial Highlights (continued)

Eaton Vance Tax-Managed Small-Cap ^Fund

Year Ended October 31,

		^2008			^2007			^2006

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$ $		$ $^12.^520		$^11.^690	$^11.650	$^10.^300	$ ^9.^680	$ ^9.^650
Income (loss) from operations
Net investment loss(2)	$ $		$ $ (0.^117)		$ (0.^205)	$ (0.^206)	$ (0.^073)	$ (0.^152)	$ (0.^150)
Net realized and unrealized gain	_______	_______	________	^3.^737	^3.^465	^3.^456	^2.^293	^2.^162	____^2.^150
Total income from operations	$ $		$ $ ^3.^620		$ ^3.^260	$ ^3.^250	$ ^2.^220	$ ^2.^010	$ ^2.^000
Net asset value - End of year	$ $		$ $^16.^140		$^14.^950	$ ^14.^900	$^12.^520	$^11.^690	$ ^11.650
Total Return(3)%		%	%	^28.^91%	^27.^89%	^27.^90%	^21.^55%	^20.^76%	^20.^72%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ $		$ $^65,^185		$^36,^554	$ ^31,^471	$^46,^895	$^43,^053	$ ^26,^681
Ratios (As a percentage of average daily net
assets):
Expenses before custodian fee reduction(4)		%(	%(	1.^34%^^	2.^09%^^	2.^09%^^	1.^41%(13)	2.^16%(13)	2.^16%(13)
Expenses after custodian fee reduction(4)		%)%		1.^34%^^	2.^09%^^	2.^09%^^	1.^41%(13)	2.^16%(13)	2.^16%(13)
Net investment loss	%	%	%	(0.^82)%	(1.^56)%	(1.^57)%	(^0.^63)%	(1.^40)%	(1.^38)%
Portfolio Turnover of the Portfolio	%	%	%	^78%	^78%	^78%	^99%	^99%	^99%

Eaton Vance Tax-Managed Small-Cap ^Fund

Year Ended October 31,

		^2005			^2004

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$9.^470	$^8.^980	$^8.^940	$^9.^630	$^9.^190	$^9.^160
Income (loss) from operations
Net investment loss(2)	$(0.^105)	$(0.170)	$(0.170)	$(0.^107)	$(0.^170)	$(0.^170)
Net realized and unrealized gain (loss)	^0.^935^	^0.^870^	^0.^880^	^(0.^053)	^(0.^040)	^(0.^050)
Total income (loss) from operations	$^0.^830^	$^0.^700^	$^0.^710^	$^(0.^160)	$^(0.^210)	$^(0.^220)
Net asset value - End of year	$^10.^300	$^9.^680	$^9.^650	$9.^470	$^8.^980	$^8.^940
Total Return(3)	^8.^76^%^	^7.^80^%^	^7.^94^%^	^(1.^66)%(6)	^(2.^28)%(6)	^(2.^40)%(6)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$^24,^855	$^47,^222	$^18,^341	$^30,^172	$^62,^553	$^25,^282
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.^44%(13)	2.^19%(13)	2.^19%(13)	1.^37%	2.^12%	2.^12%
Expenses after custodian fee reduction(4)	1.^44%(13)	2.^19%(13)	2.^19%(13)	1.^37%	2.^12%	2.^12%
Net investment loss	(1.^04)%	(1.^79)%	(1.^79)%	(1.^12)%	(1.^87)%	(1.^87)%
Portfolio Turnover of the Portfolio	^223%	^223%	^223%	^282%	^282%	^282%

(See footnotes on last page.)

45

Financial Highlights (continued)

Eaton Vance Tax-Managed Small-Cap Value Fund

Year Ended October 31,

		2008			^2007			^2006

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$^	$^ _	$^_ _	$^15.^400	$14.^870	$14.^880	$^14.^640	$^14.^260	$^14.^270
Income (loss) from operations
Net investment loss(2)	$^	$^	$^	$(0.^058)	$(0.^168)	$(0.^169)	$(0.^066)	$(0.^174)	$(0.^174)
Net realized and unrealized gain	^^	^^	_ ^^ _	1.^857	1.^777	1.^788	1.^644	1.^602	1.^602
Total income from operations	^$^	^$^	_ ^$^ _	$1.^799	$1.^609	$1.^619	$1.^578	$1.^428	$1.^428
Less distributions
From net realized gain	^$^^	^$^^	_ ^$^^ _	$(^1.^149)	$(^1.^149)	$(^1.^149)	$^(0.818)	$^(0.818)	$^(0.818)
Total distributions	^$^^	^$^^	_ ^$^^ _	$(^1.^149)	$(^1.^149)	$(^1.^149)	$^(0.818)	$^(0.818)	$^(0.818)
Net asset value - End of year	^$^	^$^	_ ^$^ _	$^16.^050	$^15.^330	$^15.^350	$^15.^400	$14.^870	$14.^880
Total Return(3)	^%	^%	^%	^12.^30%	^11.^41%	^11.^47%	^11.^24%	^10.^45%	^10.^44%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$^	$^	$^	$^18,^978	$^6,^412	$7,^145	$^15,^695	$7,^033	$^7,^805
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(14)	^%	^%	^%	1.^69%	2.^44%	2.^44%	1.75%	2.50%	2.50%
Expenses after custodian fee reduction(4)(14)	^%	^%	^%	1.^69%	2.^44%	2.^44%	1.75%	2.50%	2.50%
Net investment loss	^%	^%	^%	(0.^37)%	(1.^12)%	(1.^12)%	(0.^44)%	(1.^20)%	(1.^19)%
Portfolio Turnover of the Portfolio	^%	^%	^%	^80%	^80%	^80%	^49%	^49%	^49%

Eaton Vance Tax-Managed Small-Cap Value Fund

Year Ended October 31,

		^2005			^2004

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$^13.^010	$^12.^770	$^12.^780	$^11.^420	$^11.^290	$^11.^290
Income (loss) from operations
Net investment loss(2)	$(0.^087)	$(0.^189)	$(0.^189)	$(0.^082)	$(0.^171)	$(0.^171)
Net realized and unrealized gain	1.^717	1.^679	1.^679	^1.^672	^1.^651	^1.^661
Total income from operations	$1.^630	$1.^490	$ 1.490	$^1.^590	$^1.^480	$^1.^490
Net asset value - End of year	$^14.^640	$^14.^260	$^14.^270	$^13.^010	$^12.^770	$^12.^780
Total Return(3)	^12.^53%	^11.^67%	^11.^66%	^13.^92%	^13.^11%	^13.^20%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$^14,^303	$7,^802	$^6,^968	$^10,^772	$^7,^784	$^5,^179
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(14)	1.75%	2.50%	2.50%	1.75%	2.50%	2.50%
Expenses after custodian fee reduction(4)(14)	1.75%	2.50%	2.50%	1.75%	2.50%	2.50%
Net investment loss	(0.^61)%	(1.^36)%	(1.^36)%	(0.^67)%	(1.^41)%	(1.^42)%
Portfolio Turnover of the Portfolio	^24%	^24%	^24%	^12%	^12%	^12%

(See footnotes on last page.)

46

Financial Highlights (continued)^

				Eaton Vance Tax-Managed Value Fund

					Year Ended October 31,

		2008				2007			2006

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$	$	$ $		$ 18.770	$ 17.630	$ 18.100	$ 15.920	$ 14.970	$ 15.370
Income (loss) from operations
Net investment income	$	$	$ $		$ 0.202	$ 0.068	$ 0.062	$ 0.189	$ 0.073	$ 0.071
Net realized and unrealized gain	________		_______	_______	2.955	2.761	2.847	2.805	2.618	2.694
Total income from operations	$	$	$ $		$ 3.157	$ 2.829	$ 2.909	$ 2.994	$ 2.691	$ 2.765
Less distributions
From net investment income	$	$	$ $		$ (0.177)	$ (0.039)	$ (0.049)	$ (0.144)	$ (0.031)	$ (0.035)
Total distributions	$	$	$ $		$ (0.177)	$ (0.039)	$ (0.049)	$ (0.144)	$ (0.031)	$ (0.035)
Net asset value - End of year	$	$	$ $		$ 21.750	$ 20.420	$ 20.960	$ 18.770	$ 17.630	$ 18.100
Total Return(3)	%	%	%	%	16.93%	16.07%	16.10%	18.92%	18.00%	18.02%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$	$	$ $		$737,940	$248,127	$348,265	$529,073	$250,030	$297,473
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	%	%	%	%	1.16%	1.91%	1.91%	1.18%	1.93%	1.93%
Expenses after custodian fee reduction(4)	%	%	%	%	1.16%	1.91%	1.91%	1.18%	1.93%	1.93%
Net investment income	%	%	%	%	1.06%	0.33%	0.32%	1.16%	0.44%	0.43%
Portfolio Turnover of the Portfolio	%	%	%	%	14%	14%	14%	26%	26%	26%

Eaton Vance Tax-Managed Value Fund

Year Ended October 31,

		^2005			^2004

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$^13.^950	$^13.^130	$^13.^470	$^12.^460	$^11.^740	$^12.^050
Income (loss) from operations
Net investment income	$ 0.^122	$ 0.^018	$ 0.^018	$ 0.^135	$ 0.^035	$ 0.^038
Net realized and unrealized gain	1.^984	1.^862	1.^915	1.^471	1.^384	1.^412
Total income from operations	$^2.^106	$ 1.^880	$ 1.^933	$ 1.^606	$ 1.^419	$ 1.^450
Less distributions
From net investment income	$(0.^136)	$(0.^040)	$(0.^033)	$(0.^116)	$^(0.029)	$^(0.030)
Total distributions	$(0.^136)	$(0.^040)	$(0.^033)	$(0.^116)	$^(0.029)	$^(0.030)
Net asset value - End of year	$^15.^920	$^14.^970	$^15.^370	$^13.^950	$^13.^130	$^13.^470
Total Return(3)	^15.^17%	^14.^34%	^14.^37%	^12.^96%	^12.^10%	^12.^05%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$^363,^527	$^239,^392	$^246,^593	$^269,^908	$^227,^778	$^216,^066
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.^21%	1.^96%	1.^96%	1.^22%	^1.^97%	^1.^97%
Expenses after custodian fee reduction(4)	1.^21%	1.^96%	1.^96%	1.^22%	^1.^97%	^1.^97%
Net investment income	^0.^86%	0.^13%	0.^12%	^1.^03%	0.^29%	0.^29%
Portfolio Turnover of the Portfolio	^40%	^40%	^40%	^44%	^44%	^44%

(See footnotes on last page.)

47

(1)	For Tax-Managed Dividend Income Fund, for Class ^I, for the period from the start of business, August 27, 2007, to December 31, 2007.

(2)	Net investment income (loss) (and redemption fees, if applicable) per share was computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Includes the Fund’s share of the Portfolio’s (Portfolios’) allocated expenses.

(5)	Annualized.

(6)	The effect of the net increase from payments by affiliate and net gains (losses) realized through the Fund’s investment in Tax-Managed Small-Cap ^Portfolio^, realized on the disposal of investments purchased which did not meet the Portfolio’s investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(7)	Amount represents less than $0.0005 per share.

(8)	For Tax-Managed Dividend Income Fund, for the six month period ended October 31, 2006. During the period ended October 31, 2006, the Fund changed its fiscal year end from April 30 to October 31.

(9)	The investment adviser waived a portion of its advisory fee and/or the administrator subsidized certain operating expenses for each class (equal to 0.01%, 0.01% and 0.07% of average daily net assets for the fiscal years ended April 30, 2006, 2005 and 2004, respectively).

(10)	The investment adviser waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses for each class (equal to 0.01% and 0.01% for 2005 and 2004, respectively).

(11)	The investment adviser waived a portion of its investment advisory fee and the administrator subsidized certain operating expenses for each class (equal to 0.07%, 0.07%, 0.16^% and 0.^22% of average daily net assets for each of the years ended October 31, 2007, 2006, ^2005 and ^2004, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(12)	Includes the Fund’s share of the Portfolio’s allocated expenses. The Portfolio’s adviser voluntarily waived a portion of its investment advisory fee for each class (equal to 0.01% of average net assets for 2006 and 2004, respectively).

(13)	The investment adviser waived a portion of its investment advisory fee for each class (equal to less than 0.01% and 0.01% of average daily net assets for 2006 and 2005, respectively).

(14)	The administrator subsidized certain operating expenses of each class (equal to 0.32%, 0.26%, 0.28^% and 0.^35% of average daily net assets for the fiscal years ended October 31, 2007, 2006, 2005, ^and ^2004, respectively). A portion of the subsidy was borne by the sub-adviser of the Portfolio.

(15)	Not annualized.

(16)	Net investment income per share reflects a dividend resulting from a corporate action allocated from the Tax-Managed International Equity Portfolio which amounted to $0.029, $0.028 and $0.028 per share for Class A, Class B and Class C shares, respectively. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.77%, 0.01% and 0.02% for Class A, Class B and Class C shares, respectively.

(17)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.265, $0.263 and $0.260 per share for Class A, Class B and Class C shares, respectively. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.31)%, (1.02)% and (1.05)% for Class A, Class B and Class C shares, respectively.

(18)	Net investment income per share reflects a dividend resulting from a corporate action allocated from the Tax-Managed International Equity Portfolio which amounted to $0.132, $0.097 and $0.119 per share for Class A, Class B and Class C shares, respectively. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 1.07%, 0.29% and 0.31% for Class A, Class B and Class C shares, respectively.

48

More Information

About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Fund’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. The Eaton Vance Building 255 State Street Boston, MA 02109 1-800-262-1122 website: www.eatonvance.com

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-551-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-
0102, or by electronic mail at publicinfo@sec.gov.

^Shareholder ^Inquiries: You can obtain more information from Eaton Vance Shareholder Services
^or the Fund transfer agent, PNC Global Investment Servicing. If you own shares and would like to add to, redeem or change your account, please write or call ^below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
^	^	Monday - Friday
PO Box 9653	101 Sabin Street	8am - 7pm ET
Providence, RI 02940-9653	Pawtucket, RI 02860

^The Funds’ Investment Company Act No. is 811-04015.	TMCOMBP
^1243-3/09	© ^2009 Eaton Vance Management

STATEMENT OF ADDITIONAL INFORMATION ^March 1, 2009

Eaton Vance Tax-Managed Dividend Income Fund
Eaton Vance Tax-Managed Equity Asset Allocation Fund
Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Tax-Managed Mid-Cap Core Fund
Eaton Vance Tax-Managed Multi-Cap Growth Fund
Eaton Vance Tax-Managed Small-Cap ^Fund
Eaton Vance Tax-Managed Small-Cap Value Fund
Eaton Vance Tax-Managed Value Fund

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds and their corresponding Portfolios, if applicable. Each Fund and Portfolio is a diversified, open-end management company. Each Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

		Page		Page
Strategies and Risks		2	Purchasing and Redeeming Shares	^30
Investment Restrictions		7	Sales Charges	^32
Management and Organization		^9	Performance	^34
Investment Advisory and Administrative Services		^17	Taxes	^37
Other Service Providers		^28	Portfolio Securities Transactions	^40
Calculation of Net Asset Value		^29	Financial Statements	^44

Appendix A:	Class A Fees, Performance and Ownership	^45	Appendix F: Adviser Proxy Voting Policies and Procedures	^61
Appendix B:	Class B Fees, Performance and Ownership	^49	Appendix G: Eagle Global Advisors, L.L.C. Proxy Voting Policies	^66
Appendix H: Atlanta Capital Management Company, LLC Proxy Voting
Appendix C:	Class C Fees, Performance and Ownership	^53	Policies	^70
Appendix D:	Class I Fees, Performance and Ownership	^57	Appendix I: Fox Asset Management Proxy Voting Policy	^74
Appendix E: Eaton Vance Funds Proxy Voting Policy and Procedures		^59

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds’ prospectus dated ^March 1, 2009, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-262-1122.

© ^2009 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s). As set forth in the prospectus, certain Funds and Portfolios have a policy of investing at least 80% of their net assets in companies within a certain market capitalization, which is determined by reference to a particular market index (the "Index"). For purposes of establishing the market capitalizations of companies included in the Index for a particular month, these Funds and Portfolios will refer to the market capitalizations of companies included in the Index as of the first business day of that month.

Tax-Managed Investing. Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities - price appreciation, distributions of qualified dividend income, distributions of other investment income and distributions of realized short-term and long-term capital gains - which are treated differently for federal income tax purposes. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income, at rates currently as high as 35%. Distributions of qualified dividend income and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 15%. The provisions of the Code applicable to qualified dividend income are effective through 2010 (the “sunset provisions"). Thereafter, qualified dividend income will be subject to tax at ordinary income rates unless further legislative action is taken. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations, including changes resulting from the sunset provisions described above that would have the effect of repealing the favorable treatment of qualified dividend income and reimposing the higher tax rates applicable to ordinary income in 2011 unless further legislative action is taken. Returns derived from price appreciation are untaxed until the shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Realized losses that are allocated from a Portfolio to Tax-Managed Equity Asset Allocation Fund are available to that Fund to offset realized gains allocated to the Fund by other Portfolios. An investor investing in multiple mutual funds cannot offset capital gains distributed by one fund with capital losses realized by another fund, or offset capital gain realized on the sale of one fund’s shares with the capital losses realized by another fund unless the shares of that fund are sold.

As noted in the prospectus, Tax-Managed Equity Asset Allocation Fund may withdraw cash from an overweighted Portfolio for investment in an underweighted Portfolio. Withdrawal and reinvestment of available Portfolio cash usually does not trigger the recognition of taxable gains or losses. The Fund may also use cash invested by new shareholders to add to the Fund’s underweighted Portfolio positions. The Fund expects that the foregoing rebalancing techniques should enable the Fund to maintain its asset allocation within targeted ranges with substantially fewer taxable events than comparably rebalanced portfolios of stand-alone mutual funds.

Equity Investments. Each ^Portfolio and Tax-Managed Dividend Income Fund invests primarily in common stocks and securities convertible into common stocks. Each Portfolio and Tax-Managed Dividend Income Fund also may invest in investment-grade preferred stocks, debt securities (normally limited to securities convertible into common stocks), warrants and other securities and instruments.

Tax-Managed Dividend Income Fund invests primarily in dividend-paying common stocks and preferred stocks. Tax-Managed Dividend Income Fund also may invest in debt securities (normally limited to securities convertible into common stocks), warrants, equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, and other securities and instruments. The Fund may invest in preferred stocks that are rated below investment grade. Lower rated and comparable unrated securities are subject to the risk of an issuer’s inability to make dividend payments on the securities (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated preferred stocks are also more likely to react to real or perceived developments affecting market and credit risk than are higher rated preferred stocks, which react primarily to movements in the general level of interest rates.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less ^liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on indicies and options on stock index futures, the purchase of put options and the sale of call options on securities held, equity swaps and the purchase and sale of currency futures and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Portfolio and Tax-Managed Dividend Income Fund holds. A Portfolio and Tax-Managed Dividend Income Fund’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Portfolio and Tax-Managed Dividend Income Fund’s assets.

Over-the-counter (“OTC”) derivative instruments, equity swaps and forward sales of shares involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Each Portfolio and Tax-Managed Dividend Income Fund has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefor is not subject to registration or regulation as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser’s use of derivative instruments will be advantageous to a Portfolio or Tax-Managed Dividend Income Fund. Each Portfolio and Tax-Managed Dividend Income Fund will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securites will be covered by ownership of the securities subject to the call option or an offsetting option.

In addition, Tax-Managed Dividend Income Fund may invest in credit derivatives (which are instruments that derive their value from the credit risks of an entity or group of entities) which may be purchased or sold to enhance return, to hedge against fluctuations in securities prices, interest rates and market conditions, or as a substitute for the purchase and sale of securities. From time to time the Fund may use credit derivatives to gain a particular exposure to credit risk. Credit derivatives utilized may include credit default swaps, total return swaps or OTC options, where the reference entity (or obligation) is a single entity, a group of entities or an index. The reference entity or entities may be a corporation, the federal government and any of its agencies or instrumentalities, and foreign governments or any of their agencies or instrumentalities. The credit rating of the reference entity will generally have a rating of BBB or higher by a nationally recognized statistical rating organization, however, the Fund may invest to a limited extent in lower rated obligations. In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence with respect to a particular reference entity. In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Asset Coverage. To the extent required by SEC guidelines, each Portfolio and Tax-Managed Dividend Income Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Real Estate Investment Trusts. Each Portfolio and Tax-Managed Dividend Income Fund may invest in real estate investment trusts ("REITs"), and therefore, is subject to the special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Trust Certificates. Among the income-producing securities in which Tax-Managed Dividend Income Fund may invest are trust certificates, which are investments in a limited purpose trust or other vehicle formed under State law. Trust certificates in turn invest in securities such as credit default swaps, interest rate swaps, preferred stocks and other securities, in order to customize the risk/return profile of a particular security.

Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Therefore, the certificates will be subject to the risks described under “Pooled Investment Vehicles” below. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments. If market quotations are not readily available for the certificates, they will be valued by the Fund at fair value pursuant to procedures adopted by the Board.

Pooled Investment Vehicles. Each Portfolio and Tax-Managed Dividend Income Fund reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of pooled investment vehicles, including other investment companies unaffiliated with the investment adviser. Each Portfolio and Tax-Managed Dividend Income Fund will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests in addition to the investment advisory fee paid by each Portfolio and Tax-Managed Dividend Income Fund. Please refer to “Cash Equivalents” for additional information about investments in other investment companies. The 10% limitation does not apply to investments in money market funds and certain other pooled investment vehicles. If a Portfolio and Tax-Managed Dividend Income Fund invests in Cash Management Portfolio, an affiliated money market fund, the management fee paid on such investment will be credited against the ^Portfolio and Tax-Managed Dividend Income Fund management fee.

Exchange-Traded Funds. Each Portfolio and Tax-Managed Dividend Income Fund may invest in shares of exchange-traded funds (collectively, “ETFs”), which are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international and may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”), iShares exchange-traded funds ("iShares"), such as iShares Russell 2000 Growth Index Fund and HOLDRS (Holding Company Depositary Receipts). ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100

Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the Portfolio and Tax-Managed Dividend Income Fund. Moreover, the Portfolio and Tax-Managed Dividend Income Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Typically, ETF programs bear their own operational expenses, which are deducted from the dividends paid to investors. To the extent that each Portfolio and Tax-Managed Dividend Income Fund invests in ETFs, the Portfolio and Tax-Managed Dividend Income Fund must bear these expenses in addition to the expenses of its own operation.

Short Sales. A Portfolio and Tax-Managed Dividend Income Fund may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). A Portfolio and Tax-Managed Dividend Income Fund may sell short securities representing an index or basket of securities whose constituents the Portfolio and Tax-Managed Dividend Income Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by a Portfolio and Tax-Managed Dividend Income Fund.

The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. Each Portfolio and Tax-Managed Dividend Income Fund expects normally to close its covered short sales by delivering newly-acquired stock.

Exposure to loss on an index or a basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by a Portfolio and Tax-Managed Dividend Income Fund. Such losses may be substantial.

Securities Lending. As described in the prospectus, a Portfolio and Tax-Managed Dividend Income Fund may seek to earn income by lending portfolio securities to broker-dealers and other institutional investors. Cash collateral received by a Portfolio and Tax-Managed Dividend Income Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar denominated money market instruments. As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by a Portfolio and Tax-Managed Dividend Income Fund to Eaton Vance or BMR.

ReFlow Liquidity Program. Each ^Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class I shares of Tax-Managed Dividend Income Fund and Tax-Managed Value Fund and Class A shares of the other Funds at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the ^round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a Portfolio and Tax-Managed Dividend Income Fund’s net assets to the benefit of the Fund and its shareholders. To the extent a Portfolio and Tax-Managed Dividend Income Fund’s net assets do not decline, the investment adviser may also benefit.

Cash Equivalents. Each Portfolio and Tax-Managed Dividend Income Fund may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include Cash Management Portfolio, an affiliated money market fund which invests in such short-term securities.

Portfolio Turnover. Each Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally be lower than that of most other mutual funds with a similar investment strategy, except to the extent each Portfolio sells securities in order to generate capital losses. Selling securities for such purposes will increase each Portfolio’s turnover rate and the trading costs it incurs. Historical turnover rate(s) are included in the Financial Highlights table(s) in the Prospectus.

Tax-Managed Dividend Income Fund cannot accurately predict its portfolio turnover rate but the annual turnover rate may exceed 100% in connection with dividend capture strategies or to the extent the Fund sells securities in order to generate capital losses. Selling securities for such purposes will increase the Fund’s turnover rate and the trading costs it incurs. For the fiscal ^years ended October 31, 2008 and 2007, and for the period ended October 31, 2006 and for the fiscal year ended April 30, 2006, the Fund’s portfolio turnover rate was ____%, 139%, 46% and 247%, respectively, as a result of the Fund’s dividend capture trading strategies. Portfolio turnover may be higher during certain periods due to the seasonality of opportunities to excercise the Fund’s dividend capture trading strategies. Historical turnover ^rates are included in the Financial Highlights ^tables in the prospectus.

Diversified Status. Each of the Funds and Portfolios are a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) it may not own more than 10% of the outstanding voting securities of any one issuer. With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)	Purchase any securities or evidences of interest therein on “margin,” that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)	Engage in the underwriting of securities;

(4)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;

(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities, and (d) (except for Tax-Managed Small-Cap and Tax-Managed International Equity Funds) lending cash consistent with applicable law;

(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry. For purposes of this restriction for Tax-Managed Dividend Income Fund, electric utility companies, gas utility companies, integrated utility companies, telephone companies and water companies are considered separate industries.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of each Fund, a Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; moreover, Tax-Managed Equity Asset Allocation Fund may invest its investable assets in other open-end management companies in the same group of investment companies as the Fund, and Tax-Managed Dividend Income Fund may, subject to Trustee approval, invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a “majority of the outstanding voting securities” of a Portfolio. In addition, a Portfolio may not invest in other open-end management investment companies in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act to the extent that a Fund or any other investor in the Portfolio acquires securities in the Portfolio in reliance on Section 12(d)(1)(G) of such Act.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to a Fund without approval by the Fund’s shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund and Portfolio to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of each Portfolio. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The “^Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund (see "Principal Underwriter" under "Other Service Providers"). Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

As used in the table below, “IEP” refers to International Equity Portfolio, “MCCP” refers to Mid-Cap Core Portfolio, “MCGP” refers to Multi-Cap Growth Portfolio, “^SCP” refers to Small-Cap ^Portfolio, "SCVP" refers to Small-Cap Value Portfolio and “VP” refers to Value Portfolio.

Number of Portfolios
in Fund Complex
	Position(s) with	Term of Office and		Overseen By
Name and Date of Birth	the Trust/Portfolio	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

THOMAS E. FAUST JR.	Trustee; President	Trustee since	Chairman, Chief Executive Officer and President of EVC, Director and	^173	Director of EVC
5/31/58	of the Trust; Vice	2007; President of	President of EV, Chief Executive Officer and President of Eaton Vance
	President of MCCP	the Trust since	and BMR, and Director of EVD. Trustee and/or officer of ^173
	and SCVP	2002; Vice	registered investment companies and ^4 private investment companies
		President of MCCP	managed by Eaton Vance or BMR. Mr. Faust is an interested person
		and SCVP since	because of his positions with BMR, Eaton Vance, EVC, EVD and EV,
		2001	which are affiliates of the Trust and Portfolios.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration,	^173	None
1/2/63			Harvard University Graduate School of Business Administration.

ALLEN R. FREEDMAN	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of	^173	Director of Assurant, Inc^.
4/3/40			Systems & Computer Technology Corp. (provider of software to higher		(insurance provider), and
			education). Formerly, a Director of Loring Ward International (fund		Stonemor Partners L.P. (owner
			distributor) (2005-2007). Formerly, Chairman and a Director of Indus		and operator of cemeteries)
International Inc. (provider of enterprise management software to the power generating industry) (2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance	^173	None
9/19/47			company) (since 2006). Formerly, President and Chief Executive
Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	^173	None
7/10/40

HELEN FRAME PETERS	Trustee	Since 2008	^	173	^
3/22/48			Professor of Finance, Carroll School of Management, Boston College		Director of Federal Home Loan
			(since 2003). Adjunct Professor of Finance, Peking University, Beijing,		Bank of Boston (a bank for
			China (since 2005). Formerly, Dean, Carroll School of Management,		banks) and BJ’s Wholesale
			Boston College (2000-2003).		Club, Inc. (wholesale club
retailer); Trustee of SPDR Index
Shares Funds and SPDR Series
Trust (exchange traded funds)

^	Trustee	^Since 2007	^	^173	^
HEIDI L. STEIGER			Managing Partner, Topridge Associates LLC (global wealth		Director of Nuclear Electric
^7/^8/^53			management firm) (since 2008); Senior Adviser (since 2008),		Insurance Ltd. (nuclear
^			President (2005-2008), Lowenhaupt Global Advisors, LLC (global		insurance provider) and Aviva
			wealth management firm). Formerly, President and Contributing		USA (insurance provider)
Editor, Worth Magazine (2004-2005). Formerly, Executive Vice
President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).

Number of Portfolios
in Fund Complex
	Position(s) with	Term of Office and		Overseen By
Name and Date of Birth	the Trust/Portfolio	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held
^	Trustee	^Trustee of the	^	^	^
LYNN A. STOUT		Trust, IEP and SCP	Paul Hastings Professor of Corporate and Securities Law (since 2006)	173	None
9/14/57		since 1998; of	and Professor of Law (2001-2006), University of California at Los
		MCGP since 2000;	Angeles School of Law.
and of MCCP, SCVP
and VP since 2001
^	^	^	^	^	^
RALPH F. VERNI	Chairman of the	^	Consultant and private investor.	^173	None
1/26/43	Board and Trustee	Since 2005
(1) Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees
	Position(s) with		Term of Office and
Name and Date of Birth	the Trust/Portfolio		Length of Service	Principal Occupation(s) During Past Five Years

DUNCAN W. RICHARDSON	Vice President of the Trust;		Vice President of the Trust since	Director of EVC, Executive Vice President and Chief Equity Investment Officer of EVC, Eaton Vance
10/26/57	President of each Portfolio		2001; President of IEP, MCGP, SCP and BMR. Officer of 81 registered investment companies managed by Eaton Vance or BMR.
and VP since 2002; and President
of MCOP and SCVP since 2005

WILLIAM H. AHERN, JR.	Vice President of the Trust		Since 1995	Vice President of Eaton Vance and BMR. Officer of 75 registered investment companies managed
7/28/59				by Eaton Vance or BMR.

EDWARD R. ALLEN, III	Vice President of IEP		Since 2004	Senior Partner and Chairman of the International Investment Committee of Eagle Global Advisors,
7/5/60				L.L.C. ("Eagle"). Officer of 3 registered investment companies managed by Eaton Vance or BMR

JOHN R. BAUR	Vice President of the Trust		Since 2008	Vice President of Eaton Vance and BMR. Previously, attended Johnson Graduate School of
2/10/70				Management, Cornell University (2002-2005), and prior thereto he was an Account Team
Representative in Singapore for Applied Materials Inc. ^ Officer of 33 registered investment companies managed by Eaton Vance or BMR.

WILLIAM O. BELL, IV	Vice President of MCCP		Since 2005	Vice President of Atlanta Capital Management Company, L.L.C. Officer of 2 registered investment
7/26/73				companies managed by Eaton Vance or BMR.

MICHAEL A. CIRAMI	Vice President of the Trust		Since 2008	Vice President of Eaton Vance and BMR. Previously, attended the University of Rochester William
12/24/75				E. Simon Graduate School of Business Administration (2001-2003), and prior thereto he was a
Team Leader for the Institutional Services Group for State Street Bank in ^Luxemburg. Officer of
33 registered investment companies managed by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	Vice President of the Trust		Since 2005	Vice President of Eaton Vance and BMR. Officer of 90 registered investment companies managed
3/2/63				by Eaton Vance or BMR.

ARIEH COLL	Vice President of MCGP		Since 2000	Vice President of Eaton Vance and BMR. Officer of 4 registered investment companies managed by
11/9/63				Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President of the Trust		Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR. Previously, Sector
12/4/72				Portfolio Manager and Senior Equity Analyst of Brown Brothers Harriman (1997-2003). Officer of
30 registered investment companies managed by Eaton Vance or BMR.

GREGORY R. GREENE	Vice President of SCVP	Since 2006	Managing Director of Fox Asset Management LLC ("Fox") and member of the Investment
11/13/66			Committee. Officer of 18 registered investment companies managed by Eaton Vance or BMR.

WILLIAM R. HACKNEY, III	Vice President of MCCP	Since 2001	Managing Partner and member of the Executive Committee of Atlanta ^Capital. Officer of 2
4/12/48			registered investment companies managed by Eaton Vance or BMR.

THOMAS N. HUNT, III	Vice President of IEP	Since 2004	Senior Partner of ^Eagle^. Officer of 3 registered investment companies managed by Eaton Vance
11/6/64			or BMR.

MARILYN ROBINSON IRVIN	Vice President of the MCCP	Since 2005	Senior Vice President and Principal of Atlanta ^Capital. Officer of 2 registered investment
6/17/58			companies managed by Eaton Vance or BMR.

CHRISTINE M. JOHNSTON	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
11/9/72			by Eaton Vance or BMR.

AAMER KHAN	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of 33 registered investment companies managed
6/7/60			by Eaton Vance or BMR.

THOMAS H. LUSTER	Vice President of the Trust	Since 2006	Vice President of Eaton Vance and BMR. Officer of 51 registered investment companies managed
4/8/62			by Eaton Vance or BMR.

MICHAEL R. MACH	^Vice President of VP	^Vice President of VP since 2001	Vice President of Eaton Vance and BMR. Officer of ^25 registered investment companies managed
7/15/47			by Eaton Vance or BMR.

ROBERT B. MACINTOSH	Vice President of the Trust	Since 1998	Vice President of Eaton Vance and BMR. Officer of 90 registered investment companies managed
1/22/57			by Eaton Vance or BMR.

ROBERT J. MILMORE	Vice President of SCVP	Since 2006	Vice President of Fox ^^and member of the Investment Committee. Previously, Manager of
4/3/69			International Treasury of Cendant Corporation (2001-2005). Officer of 18 registered investment companies managed by Eaton Vance or BMR.

J. BRADLEY OHLMULLER	Vice President of SCVP	Since 2005	Principal of Fox ^and member of the Investment ^Committee. Previously, Vice President and
6/14/68			research analyst at Goldman Sachs & Co. (2001-2004). Officer of 18 registered investment
^companies managed by Eaton Vance or BMR.

JUDITH A. SARYAN	Vice President of the Trust	Since 2003	Vice President of Eaton Vance and BMR. Officer of 55 registered investment companies managed
8/21/54			by Eaton Vance or BMR.

SUSAN SCHIFF	Vice President of the Trust	Since 2002	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
3/13/61			by Eaton Vance or BMR.

THOMAS SETO	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates
9/27/62			("Parametric"). Officer of 30 registered investment companies managed by Eaton Vance or BMR.

DAVID M. STEIN	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 30 registered investment
5/4/51			companies managed by Eaton Vance or BMR.

NANCY B. TOOKE	^Vice President of SCP	Since 2006	Vice President of Eaton Vance and ^BMR. ^ Previously, Senior Managing Director and small- and
10/25/46			mid-cap core portfolio manager with ForstmannLeff Associates (2004-2006). Previously, Executive
Vice President and portfolio manager with Schroder Investment Management North America, Inc.
(1994-2004). Officer of 3 registered investment companies managed by Eaton Vance or BMR.

MARK S. VENEZIA	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
5/23/49			by Eaton Vance or BMR.

ADAM A. WEIGOLD	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^71 registered investment companies managed
3/22/75			by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Treasurer of the Trust since 2005	Vice President of Eaton Vance and BMR. Officer of ^173 registered investment companies
6/19/57		and each Portfolio since 2008*	managed by Eaton Vance or BMR.

^

MAUREEN A. GEMMA	Secretary and Chief Legal Officer	^Secretary since 2007 and Chief	Vice President of Eaton Vance and BMR. Officer of ^173 registered investment companies
5/24/60		Legal Officer since 2008	managed by Eaton Vance or BMR.

PAUL M. O’NEIL	Chief Compliance Officer	^Since 2004	Vice President of Eaton Vance and BMR. Officer of ^173 registered investment companies
7/11/53			managed by Eaton Vance or BMR.

^
* Prior to 2008, Ms. Campbell served as Assistant Treasurer of IEP and ^SCP since 1998, MCCP, SCVP & VP since 2001 and MCGP since 2000.

The Board of Trustees of the Trust and the Portfolios have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee (formerly, the Special Committee). ^Each of the ^Committees are ^comprised of only noninterested Trustees.

^Mmes. Stout (Chair), Peters and Steiger and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee of the Board of Trustees of the Trust and a Portfolio. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended^ October 31, 2008, the Governance Committee convened ___ times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. ^Park (Chairman) and Verni and Mmes. Steiger and Stout are members of the Audit Committee of the Board of Trustees of the ^Trust and a Portfolio. The Board of Trustees has designated ^Mr. ^Park, ^a noninterested Trustee, as audit committee financial ^expert. The Audit Committee’s purposes are to (i) oversee each Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund and Portfolio’s compliance with legal and regulatory requirements that relate to each Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of ^a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of ^applicable

SEC and stock exchange rules for inclusion in the proxy statement of ^a Fund. During the fiscal year ended ^October 31, 2008, the Audit Committee convened ___ times.

Messrs. ^Verni (Chairman), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the ^Contract Review Committee of the Board of Trustees of the ^Trust and a Portfolio. The purposes of the ^Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the ^Funds and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the ^Funds, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the ^other Committees of the Board of Trustees of the ^Trust and a Portfolio. During the fiscal year ended ^October 31, 2008, the ^Contract Review Committee convened ^___ times.

Messrs. Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management Committee of the Board of Trustees of the Trust and a Portfolio. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and the Portfolios and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ and Portfolios’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds and the Portfolios; and (iii) assist the Board of Trustees in its monitoring of the performance results of all Funds and Portfolios, giving special attention to the performance of certain Funds and Portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended October 31, 2008, the Portfolio Management Committee convened _____times.

Mr. Pearlman (Chair) and Mmes. Steiger and Stout are currently members of the Compliance Reports and Regulatory Matters Committee of the Board of Trustees of the Trust and a Portfolio. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds and the Portfolios; (ii) serve as a liaison between the Board of Trustees and the Funds’ and Portfolios’ Chief Compliance Officer (the “CCO”); and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended October 31, 2008, the Compliance Reports and Regulatory Matters Committee convened _____times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, ^2008. Interests in a Portfolio cannot be purchased by a Trustee.

Dollar Range of Equity Securities Owned by
	^Benjamin C. ^	^ Thomas E^.	^Allen R. ^		Ronald A.	Helen Frame	^Heidi L. ^	^Lynn A. ^	^Ralph F. ^
Fund Name	^Esty(2)	^ Faust(1)	^Freedman(2)	William H. Park(2)	Pearlman(2)	^Peters(2)**	^Steiger(2)	^Stout(2)	^Verni(2)
Tax-^Managed
^ Dividend Income
Fund	___^	___^	___^	___^	___^	^	___^	___^	___^
Tax-Managed
^Equity
^ Asset Allocation
Fund	___^	___^	___^	___^	___^	^	___^	___^	___^
Tax-^Managed
^ International
Equity
Fund	___^	___^	___^	___^	___^	^ ^	___^	___^	___^
Tax-Managed Mid-^
^ Cap Core Fund	___^	___^	___^	___^	___^	^	___^	___^	___^
Tax Managed Multi^-
^ Cap Growth Fund	___^	___^	___^	___^	___^	^	___^	___^	___^
Tax-Managed Small-

^ Cap Fund	___^	___^	___^	___^	___^	^	___^	___^	___^
Tax-Managed Small-

^ Cap Value Fund	___^	___^	___^	___^	___^	^	___^	___^	___^
Tax-Managed ^					___^
^ Value Fund	___^	___^	___^	___^	___^	^	___^	___^	___^
Aggregate Dollar
Range of Equity
Securities Owned in
all Registered Funds
Overseen by Trustee
in the Eaton Vance							$50,^001 -
Family of Funds	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	^	$100,000^	over $100,000*	over $100,000

(1)	Interested Trustees
(2)	Noninterested Trustees
*	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.
**	Ms. Peters was elected as a Trustee on November 17, 2008.

As of December 31, ^2008, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, ^2007 and December 31, ^2008, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;
2.	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3.	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2007 and December 31, ^2008, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or a Portfolio or any of their immediate family members served as an officer.

Trustees of each Portfolio and Tax-Managed Dividend Income Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by a Portfolio and Tax-Managed Dividend Income Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on a Portfolio and Tax-Managed Dividend Income Fund’s assets, liabilities, and net income per share, and will not obligate a Portfolio and Tax-Managed Dividend Income Fund to retain the services of any Trustee or obligate a Portfolio and Tax-Managed Dividend Income Fund to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolios has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (A Trustee of the Trust and the Portfolios who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolios.) During the fiscal year ended ^October 31, 2008, the Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust and the Portfolios. For the year ended December 31, ^2008, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1) :

^
Source of Compensation	Benjamin C. Esty	Allen R. Freedman	William H. Park(3)	Ronald A. Pearlman Helen Frame Peters		Heidi L. Steiger		Lynn A. Stout(4)	Ralph F. Verni(5)
Trust(2)	$^	$^	$^	$^	$^	$^	$^		$^
International Equity
Portfolio	^	^	^	^	^	^	^		^
Mid-Cap Core Portfolio	^	^	^	^	^	^	^		^
Multi-Cap Growth
Portfolio	^	^	^	^	^	^	^		^
Small-Cap Growth
Portfolio	^	^	^	^	^	^	^		^
Small-Cap Value Portfolio ^		^	^	^	^	^	^		^
Value Portfolio	^	^	^	^	^	^	^		^
Trust and Fund
Complex(1)	$ $		$(6)	$^	$^	$^	$^		$^(8)

(1)	As of March 1, ^2009, the Eaton Vance fund complex consists of ^173 registered investment companies or series thereof. ^Ms. ^Peters was appointed a Trustee on November 17, 2008, ^and thus did not receive fees for the period from the Trust or Portfolios. Norton H. Reamer retired as a Trustee on July 1, ^2008. For the fiscal year ended October 31, ^2008, Mr. ^Reamer received Trustee fees of $^____ from the Trust, $^____ from International Equity Portfolio, $^____ from Mid-Cap Core Portfolio, $^____ from Multi-Cap Growth Portfolio, $^____ from Small-Cap ^Portfolio, $^_____ from Small-Cap Value Portfolio and $^_____ from Value Portfolio. For the calendar year ended December 31, ^2008, he received $^_____ from the Trust and Fund Complex.
(2)	The Trust consisted of 29 Funds as of ^October 31, 2008.
(3)	Includes deferred compensation as follows: International Equity - $^; Mid-Cap Core - $^; Multi-Cap Growth - $^; Small-Cap ^Growth - $^; Small-Cap Value - $^; and Value - $^.
(4)	Includes deferred compensation as follows: International Equity - $^; Mid-Cap Core - $^; Multi-Cap Growth - $^; Small-Cap ^Growth - $^; Small-Cap Value - $^; and Value - $^.
(5)	Includes deferred compensation as follows: International Equity - $^; Mid-Cap Core - $^; Multi-Cap Growth - $^; Small-Cap ^Growth - $^; Small-Cap Value - $^; and Value - $^.
(6)	Includes $^____ of deferred compensation.
(7)	Includes $^____ of deferred compensation.
(8)	Includes $^____ of deferred compensation.

Organization. Each Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. On March 1, 2002, Tax-Managed Multi-Cap Opportunity Fund changed its name from "Eaton Vance Tax-Managed Capital Appreciation Fund" to "Eaton Vance Tax-Managed Multi-Cap Opportunity Fund" and Tax-Managed Small-Cap Growth Fund changed its name from "Eaton Vance Tax-Managed Emerging Growth Fund 1.2" to "Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2" . On May 17, 2004, Tax-Managed International Growth Fund changed its name from "Eaton Vance Tax-Managed International Growth Fund" to "Eaton

Vance Tax-Managed International Equity Fund". On April 28, 2006, Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 merged into Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 and the name changed from "Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1" to "Eaton Vance Tax-Managed Small-Cap Growth Fund" on May 1, 2006. On July 1, 2007, Multi-Cap Growth Fund changed its name from "Eaton Vance Tax-Managed Multi-Cap Opportunity Fund" to "Eaton Vance Multi-Cap Growth Fund". On September 1, 2008, Small-Cap Fund changed its name from "Eaton Vance Small-Cap Growth Fund" to "Eaton Vance Small-Cap Fund".

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

The Portfolios were organized as trusts under the laws of the state of New York on June 22, 1998 (Small-Cap and International Equity Portfolios), on February 28, 2000 (Multi-Cap Growth Portfolio), on February 13, 2001 (Value Portfolio) and on December 10, 2001 (Mid-Cap Core and Small-Cap Value Portfolios) and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio’s Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

A Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio without shareholder approval at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund’s assets in accordance with its investment objective. A Fund’s investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

Proxy Voting Policy. The Boards of Trustees of the Trust and the Portfolios have adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to each Fund’s and Portfolio’s investment adviser or sub-adviser and adopted the investment adviser or sub-adviser’s proxy voting policies and procedures (the “Policies”). The Trustees will review each Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and investment adviser and investment subadviser Policies, see Appendix E, Appendix F, Appendix G, Appendix H and Appendix I. Information on how each Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of each Portfolio, Tax-Managed Equity Asset Allocation fund and Tax-Managed Dividend Income Fund and ^provides related office facilities and personnel subject to the supervision of the Portfolio and Trust’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by ^each Portfolio and Tax-Managed Dividend Income Fund and what portion, if any, of the Portfolio and Tax-Managed Dividend Income Fund’s assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio and Trust who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation paid to the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee for each Portfolio, Tax-Managed Equity Asset Allocation Fund and Tax-Managed Dividend Income Fund is computed as follows:

Tax-Managed Dividend Income Fund
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
Tax-Managed Equity Asset Allocation Fund
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.750%
$1 billion but less than $1.5 billion	0.725%
$1.5 billion but less than $2.5 billion	0.700%
$2.5 billion and over	0.675%
Tax-Managed Growth Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$75 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%*

* Effective April 23, 2007, BMR has contually agreed to reduce its advisory fee to 0.38% on net assets of $25 billion and over. This contractual reduction cannot be terminated or modified without Trustee and shareholder consent.

Tax-Managed International Equity Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.^9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion and over	0.7500%

Tax-Managed Mid-Cap Core Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.750%
$1 billion but less than $1.5 billion	0.725%
$1.5 billion but less than $2.5 billion	0.700%
$2.5 billion and over	0.675%
Tax-Managed Multi-Cap Growth Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.600%
Tax-Managed Small-Cap ^Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion and over	0.4375%
Tax-Managed Small-Cap Value Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion and over	0.7500%

Pursuant to Tax-Managed Value Portfolio’s investment advisory agreement and a Fee Reduction Agreement dated March 27, 2006, Tax-Managed Value Portfolio’s investment advisory fee on assets of $500 million and over is computed as follows:

Tax-Managed Value Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$500 million but less than $1 billion	0.625%
$1 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion and over	0.555%

Pursuant to Investment Sub-Advisory Agreements between BMR and each sub-adviser, BMR pays the following compensation to Atlanta Capital Management Company L.L.C. (“Atlanta Capital”), Fox Asset Management LLC (“Fox”) and Eagle Global Advisors, LLC ("Eagle") for providing sub-advisory services to Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed International Equity Portfolio, respectively:

Tax-Managed Mid-Cap Core Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	.5500%
$500 million but less than $1 billion	.5250%
$1 billion but less than $2.5 billion	.5125%
$2.5 billion but less than $5 billion	.5000%
$5 billion and over	.4875%

Tax-Managed Small-Cap Value Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	.75000%
$500 million but less than $1 billion	.71875%
$1 billion but less than $2.5 billion	.68750%
$2.5 billion but less than $5 billion	.65625%
$5 billion and over	.62500%
Tax-Managed International Equity Portfolio
Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
up to $500 million	.50000%
$500 million but less than $1 billion	.46875%
$1 billion but less than $2.5 billion	.43750%
$2.5 billion but less than $5 billion	.40625%
$5 billion and over	.37500%

At October 31, ^2008, Tax-Managed Dividend Income Fund had net assets of $^_______. For the fiscal ^years ended October 31, 2008 and 2007, the advisory fee paid by the Fund to Eaton Vance was reduced by the Fund’s allocable portion of the Cash Management Portfolio’s advisory fee. For the fiscal ^years ended October 31, 2008 and 2007, the investment advisory fee for the Fund totaled $_______and $10,834,084, respectively, of which $_________and $137,^090, respectively, was allocated from Cash Management Portfolio and $_________and $10,696,^994, respectively, was paid or accrued directly by the Fund. For the period from May 1, 2006 to October 31, 2006, the Fund paid Eaton Vance advisory fees of $3,346,304. For the fiscal ^year ended April 30, ^2006, the Fund paid Eaton Vance advisory fees of $4,380,^016. Eaton Vance has agreed to reduce the advisory fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the fiscal ^year ended April 30, ^2006, Eaton Vance waived $67,418 ^of its advisory fee.

At October 31, ^2008, Tax-Managed Equity Asset Allocation Fund had net assets of $^________. The investment advisory fee payable by the Fund is reduced by the Fund’s allocable portion of the investment advisory fees paid by the Portfolios in which it invests. For the fiscal ^years ended October 31, 2008 and 2007, the investment advisory fees for the Fund totaled $_________and $5,548,941, respectively, of which $___________and $4,885,^918, respectively, was allocated from the Portfolios and ^$_________and $663,^023, respectively, was paid or accrued directly by the Fund. For the fiscal ^year ended October 31, ^2006, the Fund paid Eaton Vance advisory fees of $558,727 ^and the Fund’s allocated portion of the advisory fees paid by the Portfolios in which it invests totaled $3,671,^485.

At October 31, ^2008, Tax-Managed International Equity Portfolio had net assets of $^___________. For the fiscal ^years ended October 31, 2008 and 2007, the advisory fee paid by the Portfolio to BMR was reduced by the Portfolio’s allocable portion of Cash Management Portfolio’s advisory fee. For the fiscal ^years ended October 31, 2008 and 2007, the investment advisory fees for the Portfolio totaled $________and $3,017,772, respectively, of which $________and $26,^754, respectively, was allocated from Cash Management Portfolio and $_________and $2,991,^018, respectively, was paid or accrued directly by the Fund. For the fiscal ^year ended October 31, ^2006, the Portfolio paid BMR advisory fees of $1,893,^653. ^In addition, BMR paid Eagle sub-advisory fees of $_________, $1,508,^886 and $946,826 ^for the fiscal years ended October 31, ^2008, ^2007 and ^2006, respectively.

At October 31, ^2008, Tax-Managed Mid-Cap Core Portfolio had net assets of $^_________. For the fiscal years ended October 31, ^2008, ^2007 and ^2006, the Portfolio’s investment advisory fees totaled $^_______, $^834,^737 and $^726,^984, respectively. In addition, BMR paid Atlanta Capital sub-advisory fees of $^_______, $^573,^882 and $^499,^802, respectively, for the same period. BMR and Atlanta Capital have agreed to reduce their respective investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions that is consideration for third-party research services. For the fiscal years ended October 31, ^2008, ^2007 and ^2006, BMR waived $^______, $^2,^403 and $5,^640, respectively, of its advisory fee and Atlanta Capital in turn waived $_____, $2,403, and $5,640 of its sub-advisory fee for the fiscal years ended October 31, 2008, 2007 and 2006.

At October 31, ^2008, Tax-Managed Multi-Cap Growth Portfolio had net assets of $^_____________. For the fiscal ^years ended October 31, 2008 and 2007, the advisory fee paid by the Portfolio to BMR was reduced by the Portfolio’s allocable portion of Cash Management Portfolio’s advisory fee. For the fiscal ^years ended October 31, 2008 and 2007, the investment advisory fee for the Portfolio totaled $________and $1,144,856, respectively, of which $_______and $49,^944, respectively, was allocated from Cash Management Portfolio and $_________and $1,094,^912, respectively, was paid or accrued directly by the Fund. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the fiscal ^year ended October 31, ^2006, BMR waived $8,866 ^of its advisory fee. For the fiscal years ended October 31, ^2006, the Portfolio paid BMR advisory fees of $943,^289.

At October 31, ^2008, Tax-Managed Small-Cap ^Portfolio had net assets of $^___________. For the fiscal ^years ended October 31, 2008 and 2007, the advisory fee paid by the Portfolio to BMR was reduced by the Portfolio’s allocable portion of Cash Management Portfolio’s advisory fee. For the fiscal ^years ended October 31, 2008 and 2007, the investment advisory fee for the Portfolio totaled $_________and $1,073,415, respectively, of which $_______and $24,^950, respectively, was allocated from Cash Management Portfolio and $__________and $1,048,^465, respectively, was paid or accrued directly by the Fund. BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions that is consideration for third-party research services. For the fiscal ^year ended October 31, ^2006, BMR waived $2,264 ^of its advisory fee. For the fiscal ^year ended October 31, ^2006, the Portfolio paid BMR advisory fees of $999,^203.

At October 31, ^2008, Tax-Managed Small-Cap Value Portfolio had net assets of $^__________. For the fiscal years ended October 31, ^2008, ^2007 and ^2006, the Portfolio’s investment advisory fees totaled $^_______, $^580,^712 and $^536,^925, respectively. In addition, BMR paid Fox sub-advisory fees of $^________, $^435,^534 and $^402,^693, respectively for the same period.

At October 31, ^2008, Tax-Managed Value Portfolio had net assets of $^_____________. For the fiscal ^years ended October 31, 2008 and 2007, the advisory fee paid by the Portfolio to BMR was reduced by the Portfolio’s allocable portion of Cash Management Portfolio’s advisory fee. For the fiscal ^years ended October 31, 2008 and 2007, the investment advisory fee for the Portfolio totaled $________and $8,559,466, respectively, of which $_________and $128,^575, respectively, was allocated from Cash Management Portfolio and $___________and $8,430,^891, respectively, was paid or accrued directly by the Fund. BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions that is consideration for third-party research services. For the fiscal ^year ended October 31, ^2006, BMR waived $23,078 ^of its advisory fee. For the fiscal ^year ended October 31, ^2006, the Portfolio paid BMR advisory fees of $6,866,^794.

Each Investment Advisory Agreement and Investment Sub-Advisory Agreement with an investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust, in the case of Tax-Managed Dividend Income Fund and Tax-Managed Equity Asset Allocation Fund, or the Portfolio, in the case of each Portfolio, cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust, in the case of Tax-Managed Dividend Income Fund and Tax-Managed Equity Asset Allocation Fund, or the Portfolio, in the case of each Portfolio, or by vote of a majority of the outstanding voting securities of the Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund or the Portfolio, as the case may be. The Agreements may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund or the Portfolio, as the case may be, and each Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser or sub-adviser may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance ^Corp. (“EVC”), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVD. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Vincent M. O’Reilly, Dorothy E. Puhy, Duncan W. ^Richardson and Winthrop H. Smith, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Lisa Jones, Michael R. Mach, Robert B. MacIntosh, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, ^Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A.

Saryan, Payson F. Swaffield, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser and each sub-adviser (if applicable), principal underwriter, and each Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance or the sub-adviser, as the case may be, and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Information About Atlanta Capital. Atlanta Capital, ^a majority-owned ^affiliate of EVC, is an Atlanta, Georgia based equity and fixed income manager with a primary focus on separate account management for institutional clients. At December 31, ^2008, Atlanta Capital’s assets under management totalled approximately $^___ billion. Atlanta Capital was founded in 1969 as a registered investment adviser.

Information About Fox. Fox, ^a majority-owned ^affiliate of EVC, is a New Jersey-based registered investment adviser that manages equity, fixed-income and balanced portfolios. At December 31, ^2008, Fox’s assets under management totalled approximately $^___ billion.

Information About Eagle. Eagle is a Texas limited liability company that has been an investment adviser registered with the SEC since it was founded in 1996. Eagle provides advisory services to institutional clients and high net worth individuals. As of December 31, ^2008, Eagle’s assets under management totaled over $^___ billion.

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio are listed below. Each portfolio manager manages other investment companies and/or investment accounts in addition to a Fund or a Portfolio. The following tables show, as of the Funds’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.^

Tax-Managed	Number of		Total Assets of	Number of Accounts	Total Assets of Accounts
Dividend Income Fund	All Accounts		All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Judith A. Saryan(1)
Registered Investment Companies ^		$^		^	$^
Other Pooled Investment Vehicles ^		$^		^	$^
Other Accounts ^		$^		^	$^
Aamer Khan
Registered Investment Companies ^		$^		^	$^
Other Pooled Investment Vehicles ^		$^		^	$^
Other Accounts ^		$^		^	$^
Thomas H. Luster
Registered Investment Companies ^		$^		^	$^
Other Pooled Investment Vehicles ^		$^		^	$^
Other Accounts
^ ^		$^		^	$^

Tax-Managed	Number of		Total Assets of	Number of Accounts	Total Assets of Accounts
Equity Asset Allocation Fund	All Accounts		All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Duncan W. Richardson(1)
Registered Investment Companies ^		$^		^	$^
Other Pooled Investment
Vehicles** ^		$^		^	$^
Other Accounts ^		$^		^	$^

Tax-Managed	Number of		Total Assets of	Number of Accounts	Total Assets of Accounts
International Equity Portfolio	All Accounts		All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Edward R. Allen, III
Registered Investment Companies ^		$^		^	$^
Other Pooled Investment Vehicles ^		$^		^	$^
Other Accounts ^		$^		^	$^
Thomas N. Hunt, III
Registered Investment Companies ^		$^		^	$^
Other Pooled Investment Vehicles ^		$^		^	$^
Other Accounts ^		$^		^	$^

Tax-Managed	Number of		Total Assets of	Number of Accounts	Total Assets of Accounts
Mid-Cap Core Portfolio	All Accounts		All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
William O. Bell IV
Registered Investment Companies ^		$^		^	$^
Other Pooled Investment Vehicles ^		$^		^	$^
Other Accounts ^		$^		^	$^
William R. Hackney, III
Registered Investment Companies ^		$^		^	$^
Other Pooled Investment Vehicles ^		$^		^	$^
Other Accounts ^		$^		^	$^
Marilyn Robinson Irvin
Registered Investment Companies ^		$^		^	$^
Other Pooled Investment Vehicles ^		$^		^	$^
Other Accounts ^		$^		^	$^

Tax-Managed	Number of		Total Assets of	Number of Accounts	Total Assets of Accounts
Multi-Cap Growth Portfolio	All Accounts		All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Arieh Coll
Registered Investment Companies ^		$^		^	$^
Other Pooled Investment Vehicles ^		$^		^	$^
Other Accounts ^		$^		^	$^

Tax-Managed	Number of		Total Assets of	Number of Accounts	Total Assets of Accounts
Small-Cap ^Portfolio	All Accounts		All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Nancy B. Tooke
Registered Investment Companies ^		$^		^	$^
Other Pooled Investment Vehicles ^		$^		^	$^
Other Accounts ^		$^		^	$^

Tax-Managed	Number of		Total Assets of	Number of Accounts	Total Assets of Accounts
Small-Cap Value Portfolio	All Accounts		All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Gregory R. Greene
Registered Investment Companies ^		$^		^	$^
Other Pooled Investment Vehicles ^		$^		^	$^
Other Accounts ^		$^		^	$^
Robert J. Milmore
Registered Investment Companies ^		$^		^	$^
Other Pooled Investment Vehicles ^		$^		^	$^
Other Accounts ^		$^		^	$^
J. Bradley Ohlmuller
Registered Investment Companies ^		$^		^	$^
Other Pooled Investment Vehicles ^		$^		^	$^
Other Accounts ^		$^		^	$^
	Number of		Total Assets of	Number of Accounts	Total Assets of Accounts
Tax-Managed Value Portfolio	All Accounts		All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Michael R. Mach(1)
Registered Investment Companies ^		$^		^	$^
Other Pooled Investment Vehicles ^		$^		^	$^
Other Accounts ^		$^		^	$^

*	In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.
**	Mr. Richardson serves as portfolio manager for pooled investment vehicles that invest a substantial portion of their assets in Tax-Managed Growth Portfolio, a registered investment company for which Mr. Richardson serves as portfolio manager.
(1) Numbers provided include an investment company structured as a fund of funds which invests in funds in the Eaton Vance fund complex advised by other portfolio managers.

The following table shows the dollar value of Fund shares beneficially owned by the Fund’s or Portfolio’s portfolio manager as of the most recent fiscal year ended October 31, ^2008. Interests in a Portfolio cannot be purchased by a portfolio manager.^

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Tax-Managed
Dividend Income Fund
Aamer Khan	^	^
Thomas L. Luster
^	^	^
Judith A. Saryan	^	^
Tax-Managed
Equity Asset Allocation Fund
Duncan W. Richardson	^	^
Tax-Managed
International Equity Fund
Edward R. Allen, III	^	^
Thomas N. Hunt, III	^	^
Tax-Managed
Mid-Cap Core Fund
William O. Bell, IV	^	^
William R. Hackney, III	^	^
Marilyn Robinson Irvin	^	^
Tax-Managed
Multi-Cap Growth Fund
Arieh Coll	^	^
Tax-Managed
Small-Cap ^Fund
Nancy B. Tooke	^	^
Tax-Managed
Small-Cap Value Fund
Gregory R. Greene	^	^
Robert J. Milmore	^	^
J. Bradley Ohlmuller	^	^
Tax-Managed
Value Fund
Michael R. Mach	^	^

It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of a Portfolio’s or Tax-Managed Dividend Income Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Portfolio or Tax-Managed Dividend Income Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio or Tax-Managed Dividend Income Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. The investment adviser and sub-adviser have adopted several policies and procedures designed to address these potential conflicts including: a code of ethics; and policies which govern the investment adviser’s and sub-adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for Eaton Vance and BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Compensation Structure for Atlanta Capital. Compensation of Atlanta Capital portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock. Investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Atlanta Capital employees. Compensation of Atlanta Capital investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. Atlanta Capital compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. Performance is normally based on periods ending on the June 30th preceding fiscal year end. The primary measures of management team performance are one-year, three-year, and five-year total return investment performance against product-specific benchmarks and peer groups. These factors are evaluated on an equal weighted basis. Fund performance is evaluated primarily against a peer group of funds as determined by Lipper, Inc. and/ or Morningstar, Inc. For managers responsible for multiple funds and accounts or serving on multiple portfolio management teams, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among the managed funds and accounts. The performance of accounts for which Atlanta Capital is paid a performance-based incentive fee is not considered separately or accorded disproportionate weightings in determining portfolio manager incentive compensation.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Atlanta Capital seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Atlanta Capital utilizes industry survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Atlanta Capital and its parent company. The size of the overall incentive compensation pool is determined each year by Atlanta Capital’s management team in consultation with EVC and depends primarily on Atlanta Capital’s profitability for the year. While the salaries of Atlanta Capital portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in manager performance and other factors as described herein.

Compensation Structure for Eagle. Both of the Eagle portfolio managers are founding partners of Eagle. Compensation of Eagle partners has two primary components: (1) a base salary and (2) profit participation based on ownership. Compensation of Eagle partners is reviewed primarily on an annual basis. Profit participations are typically paid, near or just after year end.

Method to Determine Compensation. Eagle compensates its partners based primarily on the scale and complexity of their portfolio responsibilities. The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts. Eagle seeks to compensate partners commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. This is reflected in the partners’ salaries.

Salaries and profit participations are also influenced by the operating performance of Eagle. While the salaries of Eagle’s partners are comparatively fixed, profit participations may fluctuate substantially from year to year, based on changes in financial performance of the firm.

Compensation Structure for Fox. Compensation of Fox portfolio managers and other investment professional has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock. Fox investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Fox employees. Compensation of Fox investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect near or shortly after the end of each calendar year.

Method used by Fox to Determine Compensation. Fox compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. The primary measures of management team performance are one-year, three-year, and five-year total return investment performance against product-specific benchmarks and peer groups. Fund performance is evaluated primarily against a peer group of funds as determined by Lipper, Inc. and/or Morningstar, Inc. For managers responsible for multiple funds and accounts or serving on multiple portfolio management teams, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among the managed funds and accounts. The performance of accounts for which Fox is paid a performance-based incentive fee is not considered separately or accorded disproportionate weightings in determining portfolio manager incentive compensation.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Fox seeks to compensate portfolio managers commensurate with their responsibilities and performance and competitive with other firms within the investment management industry. Fox utilizes industry survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Fox’s overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of Fox portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in manager performance and other factors.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, and each Fund (except Tax-Managed International Equity Fund and Tax-Managed Small-Cap Fund, which pay no fee) is authorized to pay Eaton Vance a fee in the amount of 0.15% of average daily net assets for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

At October 31, ^2008, Tax-Managed Dividend Income Fund had net assets $^_______________. For the ^years ended October 31, 2008 and 2007 and for the period May 1, 2006 to October 31, 2006, Eaton Vance earned administration fees of $________, $2,614,771 and $790,226, respectively. For the fiscal years ended April 30, ^2006, Eaton Vance earned administration fees in the amount of $1,010,^657.

The following table sets forth the net assets of each Fund (except Tax-Managed Dividend Income Fund, Tax-Managed International Equity Fund and Tax-Managed Small-Cap ^Fund) at October 31, ^2008 and the administration fees paid during the three fiscal years ended October 31, ^2008.

Administration Fee Paid for Fiscal Years Ended
^Net Assets at
Fund	10/31/^08	10/31/^08	10/31/^07	10/31/^06
Tax-Managed Equity Asset Allocation	$^	^^	$^1,059,^648	$^795,^801
Tax-Managed Mid-Cap Core(1)	^	^	^52,^488	^43,^463
Tax-Managed Multi-Cap Growth	^	^	^110,^943	^91,^024
Tax-Managed Small-Cap Value(2)	^	^	^48,^151	^45,^883
Tax-Managed Value	^	^	1,^821,^593	1,^448,^164

(1)	The Administrator was allocated $^_______, $^22,^506 and $^19,^077, respectively, of Fund expenses for the fiscal years ended October 31, ^2008, ^2007 and ^2006.
(2)	The Administrator was allocated ^$_______, $^101,^889 and $^80,^483, respectively, of Fund expenses for the fiscal years ended October 31, ^2008, ^2007 and ^2006.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to each Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from each Fund; and (4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds^. Each Fund will pay a pro rata share of such fee. For the fiscal year ended October 31, 2008, the transfer agent accrued for or paid to Eaton Vance the following amounts for sub-transfer agency services performed on behalf of each Fund:

	Tax-Managed	Tax-Managed	Tax-Managed		Tax-Managed		Tax-Managed		Tax-Managed		Tax-Managed		Tax-Managed
	Dividend Income	Equity Asset Allocation	International Equity		Multi-Cap Growth		Small-^Cap		Mid-Cap Core		Small-Cap Value		Value

$^		^$^	^$^	^$^		^$^		^$^		^$^		^$^

Expenses. Each Fund and Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), The Eaton Vance Building, 255 State Street, Boston, MA 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A, Class B and Class C shares is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Class A, Class B and Class C shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class I shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months’ notice by either party and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is ^a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD. EVD also serves as placement agent for the Portfolios.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and each Portfolio. State Street has custody of all cash and securities of Tax-Managed Dividend Income Fund, maintains the Fund’s general ledger and computes the daily net asset value of shares of the Fund. State Street has custody of all cash and securities representing each Fund’s interest in their respective Portfolios, has custody of each Portfolio’s assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund and Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PNC Global Investment Servicing, P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of the Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio is computed by State Street (as agent and custodian for the Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio) by subtracting the liabilities of the Fund and each Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business ^holidays and any other business day that the New York Stock Exchange is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the “Exchange”) is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Trust and each Portfolio have established the following procedures for the fair valuation of the Tax-Managed Dividend Income Fund’s and each Portfolio’s assets under normal market conditions. Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the NASDAQ official ^closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued ^for the day of valuation ^at the ^last sale price from any exchange ^on which the ^option is listed. If no such sales are ^reported, ^such ^portion will be valued at the mean ^of the ^closing bid and asked prices ^on the valuation day as reported by the Options Price Reporting Authority. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

Foreign securities and currencies held by a Portfolio and Tax-Managed Dividend Income Fund are valued in U.S. dollars, as calculated by the custodian based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. As described in the prospectus, valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange ("NYSE"). In adjusting the value of foreign equity securities, the Portfolio and Tax-Managed Dividend Income Fund may rely on an independent fair valuation service. Investments held by the Portfolio and Tax-Managed Dividend Income Fund for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio and Tax-Managed Dividend Income Fund considering relevant factors, data and other information including, in the case of restricted securities, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the investment dealers responsible for selling Fund shares. The sales charge table in the prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

Selection of Securities Used to Meet Growth Portfolio Redemptions. Investors in Growth Portfolio (including Tax-Managed Equity Asset Allocation Fund) may redeem all or a portion of their interests in the Portfolio at net asset value on a daily basis. Redemptions by ^a Portfolio and the Funds that investment in that Portfolio or Tax-Managed Dividend Income Fund’s shareholders currently are met entirely in cash, but distributions of securities generally are used to meet redemptions by investors in the Portfolio who have contributed securities and may in the future be used to meet redemptions by Fund shareholders. See “Redeeming Shares” in the prospectus. The Portfolio’s ability to select the securities used to meet redemptions is limited with respect to redemptions by investors who contributed securities, and with respect to the securities contributed by such investors. Within seven years of a contribution of securities (the “initial holding period”), the Portfolio will not distribute such securities to any investor other than the contributing investor unless the contributing investor has withdrawn from the Portfolio. In meeting a redemption of an investor who contributed securities within the initial holding period after the contribution by such investor, the Portfolio will not, unless requested by the redeeming investor, distribute any securities other than the securities contributed by the redeeming investor while retaining all or a portion of the securities contributed by such investor if the value of the distributed securities exceeds the tax cost basis in the Portfolio of the contributing investor. In addition, upon the request at any time of a redeeming investor in the Portfolio that contributed securities, the Portfolio will utilize securities held in the Portfolio that were contributed by such investor to meet the redemption. After expiration of the initial holding period, redeeming investors in the Portfolio who contributed securities generally may request a diversified basket of securities, the composition of which will be determined in the investment adviser’s discretion. These redemption practices constrain the selection of securities distributed to meet redemptions (particularly during the initial holding period) and, consequently, may adversely affect the performance of the Portfolio or Fund. The Trustees of the Portfolio believe that the potential advantages for the Portfolio to be derived from attracting contributions of securities that would not be made in the absence of these redemption practices outweigh the potential disadvantages of reduced flexibility to select securities to meet redemption. Such redemptions are conducted in accordance with procedures adopted by the Trustees of the Portfolio. It is impossible to predict whether the net result of in kind redemptions by the Portfolio will be beneficial or detrimental to a Portfolio and the Funds that invest in that Portfolio or Fund’s performance.

Redeeming Fund Shares in Kind. As described in "Meeting Redemptions by Distributing Portfolio Securities" under "Redeeming Shares" in the prospectus, each Fund generally meets shareholder redemptions in cash, but may, at the request of a redeeming shareholder, meet a redemption in whole or in part by distributing ^Portfolio and Tax-Managed Dividend Income Fund securities as selected by the investment adviser. All requests for redemptions in kind must be in good order. Provided the redemption request is received by the Fund not later than 12:00 p.m. (Eastern Time) on the day of the redemption, the Fund may, if requested by a redeeming shareholder, provide the redeeming shareholders with a list of the securities to be distributed not later than a specified time on such date (currently 3:00 p.m. Eastern Time). The securities included on the list will generally have a value that is expected to equal approximately 90% to 95% of the value of the shares being redeemed. The difference between the redemption value of the distributed securities and the value of the Fund shares redeemed will be settled in cash. The selection of the securities to be distributed is solely in the discretion of the investment adviser and shall be made in accordance with procedures adopted by the Trustees.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of a Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

Waiver of Investment Minimums. In addition to waivers described in the prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares of each Fund (the "Conversion Shares") held for eight years (the “holding period”) will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Conversion Shares which the shareholder elects to reinvest in Conversion Shares will be considered to be held in a separate sub-account. Upon the conversion of Conversion Shares not acquired through the reinvestment of distributions, a pro rata portion of the Conversion Shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Conversion Shares being converted bear to the total of Conversion Shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an “investment dealer fund”). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund; however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Deferred Retirement Plans. Class A and Class C shares are available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution and Service Plans

The Trust has in effect a compensation-type Distribution Plan (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the “Class B and Class C Plans“) pursuant to Rule 12b-1 under the 1940 Act for each Fund’s Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% (in the case of Class B shares of Tax-Managed International Equity and Tax-Managed Value Funds) and 6.25% (in the case of Class B shares of the other Funds and the Class C shares of all Funds) of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the oustanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on: February 10, 2003 for Tax-Managed Dividend Income Fund for Class A, Class B and Class C shares; June 19, 2000 for Tax-Managed Multi-Cap Opportunity for Class A, Class B and Class C shares; October 16, 2000 for Tax-Managed Small-Cap Growth for Class A, Class B and Class C shares; January 6, 1998 for Tax-Managed International Equity for Class A, Class B and Class C shares; August 16, 1999 for Tax-Managed Value for Class A, Class B and Class C shares; and December 10, 2001 for Tax-Managed Equity Asset Allocation, Tax-Managed Mid-Cap Core and Tax-Managed Small-Cap Value for Class A, Class B and Class C shares of each Fund. The Trustees of the Trust who are “interested” persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix D.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. A Fund’s performance may differ from that of other investors in the Portfolio, including other investment companies.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. Pursuant to the Policies, information about portfolio holdings of a Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Each Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. Each Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q (which, in most cases, includes a list of the Portfolio’s holdings) are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within five business days of filing with the SEC, each Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no cost by contacting Eaton Vance at 1-800-262-^1122. Each Fund also will post a complete list of its portfolio holdings (including Portfolio holdings, if any) as of each calendar quarter end on the Eaton Vance website approximately 30 days(60 days in the case of Tax-Managed Small-Cap and Tax-Managed Small-Cap Value Funds) after calendar quarter-end. ^
  Disclosure of certain portfolio characteristics: Each Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-262-1122.
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers (including the investment adviser, custodian, transfer agent, principal underwriter, etc. described herein and in the prospectus) that have a legal or contractual duty to keep such information confidential; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. Such persons may include securities lending agents which may receive informationfrom time to time regarding selected holdings which may be loaned by a Fund, credit rating agencies (such asMoody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), statistical ratings agencies (such asMorningstar, Inc.), analytical service providers engaged by the investment adviser (such as Advent, BloombergL.P., Evare, Factset and The Yield Book, Inc.), proxy evaluation vendors (such as Institutional ShareholderServicing Inc.), pricing services (such as LSTA/LPC Mark-to-Market Pricing Service, WM Company ReutersInformation Services, Pricing Direct, State Street Derivatives Pricing Service, FT Interactive Data Corp. andStandard & Poor’s Securities Evaluation Service, Inc.), which receive information as needed to price a particularholding, translation services, lenders under Fund credit facilities (such as Citibank, N.A.), consultants and, forpurposes of facilitating portfolio transactions, investment dealers and other intermediaries (such as national andregional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolioinformation on an as needed basis in order to perform the service for which they are being engaged. If required inorder to perform their duties, this information will be provided in real time or as soon as practical thereafter.Additional categories of disclosure involving a legitimate business purpose may be added to this list upon theauthorization of a Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeemingshareholder may be required to agree to keep the information about the securities to be so distributedconfidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, each Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; a Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Funds, the investment adviser, sub-adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Portfolio or Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated, and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If a Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. ^Each Fund qualified as a RIC for its fiscal year ending October 31, 2008. Each Fund also seeks to avoid payment of federal excise tax. However, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

Because each Fund (except Tax-Managed Dividend Income Fund) invests its assets in one or more Portfolios, each Portfolio normally must satisfy the applicable source of income and diversification requirements in order for a Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. A Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio(s) in which it invests and (ii) will be entitled to the gross income of such Portfolio(s) attributable to such share.

For taxable years beginning on or before December 31, 2010, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends allocated by the Portfolio to the Fund or by Tax-Managed Dividend Income Fund and received by a Fund shareholder to be qualified dividend income, the Portfolio or Tax-Managed Dividend Income Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Portfolio, Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established security market in the United States) or (b) treated as a passive foreign investment company. In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than property designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, no Fund or Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

A Portfolio and Tax-Managed Dividend Income Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio and Tax-Managed Dividend Income Fund, defer Portfolio and Tax-Managed Dividend Income Fund losses, cause adjustments in the holding periods of Portfolio and Tax-Managed Dividend Income Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject a Portfolio and Tax-Managed Dividend Income Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the ^PFIC as a “qualified electing fund”.

If a Portfolio and Tax-Managed Dividend Income Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the ^Fund and Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, ^a Portfolio and Tax-Managed Dividend Income Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if ^a Portfolio and Tax-Managed Dividend Income Fund were to make a mark-to-market election with respect to a PFIC, the ^Portfolio and Tax-Managed Dividend Income Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, ^a Portfolio and Tax-Managed Dividend Income Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. A Portfolio and Tax-Managed Dividend Income Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, a Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

As a result of entering into swap contracts, a Portfolio and Tax-Managed Dividend Income Fund may make or receive periodic net payments. A Portfolio and Tax-Managed Dividend Income Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Portfolio and Tax-Managed Dividend Income Fund has been a party to a swap for more than one year). With respect to certain types of swaps, a Portfolio and Tax-Managed Dividend Income Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

If more than 50% of Tax-Managed International Equity Fund’s assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. The Fund may qualify and make this election in some, but not necessarily all, of its taxable years. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund must own the dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date. Likewise, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim the foreign tax credit with respect to a given dividend. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes.

Each Fund, other than Tax-Managed International Equity Fund, also may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of each of these Funds will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by a Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by each Fund (except Tax-Managed International Equity Fund) which are derived from dividends from domestic corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 45 days during the 90-day period surrounding the ex-dividend date. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

In general, gain or loss on a short sale is recognized when a ^Portfolio and Tax-Managed Dividend Income Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered ^to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a Portfolio and Tax-Managed Dividend Income Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules ^generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by a Portfolio and Tax-Managed Dividend Income Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by a Portfolio and Tax-Managed Dividend Income Fund ^for more than one year. In general, a Portfolio and Tax-Managed Dividend Income Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Certain types of income received by a Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause a Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income, as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause a Fund to be subject to tax if certain “disqualifed organizations" as defined by the Code are Fund shareholders.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate)^.^

^

If a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the ^IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by the investment adviser or sub-adviser of each Portfolio and Tax-Managed Dividend Income Fund (each referred to herein as "the investment adviser"). Each Portfolio and Tax-Managed Dividend Income Fund are responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Portfolio and Tax-Managed Dividend Income Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the “Third Party Research Services Payment Ratio.”

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. Each Portfolio, Tax-Managed Dividend Income Fund and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, certain proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, news and information services, certain pricing and quotation equipment and services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Since May 1, 2004, when the investment adviser executes ^Portfolio and Tax-Managed Dividend Income Fund securities transactions with a broker-dealer and the associated commission is consideration for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by Tax-Managed Dividend Income

Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by ^Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where ^Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to ^Tax-Managed Dividend Income Fund, Tax-Managed Equity Asset Allocation Fund and each Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the ^ three fiscal years ended October 31, 2008, as well as the amount of Portfolio and Tax-Managed Dividend Income Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of Research Services in selecting a broker-dealer firm, provided it does not compromise the investment adviser’s obligation to seek best overall execution.

^

					Commissions Paid on
				Amount of Transactions	Transactions
				Directed to Firms	Directed to Firms
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Providing Research
Portfolio	10/31/08	10/31/07	10/31/06	10/31/08	10/31/08
Mid-Cap Core		$ 75,159	$109,213	$ $
Multi-Cap Growth		675,911	741,015
International Equity		365,469	228,610
Small-Cap ^		363,730	423,611
Small-Cap Value		125,141	94,867
Value		348,282,	504,784

The following table shows brokerage commissions for Tax-Managed Dividend Income Fund paid for the fiscal ^years ended October 31, 2008 and 2007, for the six months ended October 31, 2006 and during the ^fiscal ^year ended April 30, ^2006, as well as the amount of Tax-Managed Dividend Income Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of

Research Services in selecting a broker-dealer firm, provided it does not compromise the investment adviser’s obligation to seek best overall execution. ^

			Amount of Transactions		Commissions Paid on
Period	Brokerage		Directed to Firms		Transactions Directed to
Ended	Commission Paid		Providing Research		Firms Providing Research
October 31, 2008	$ $				$
October 31, 2007	$4,932,287*	^		^
October 31, 2006	$1,100,139
April 30, 2006	$3,923,265*

*Higher brokerage commisions paid for the period are a result of the Fund’s higher portfolio turnover rate.

As of ^October 31, 2008, each Portfolio and Tax-Managed Dividend Income Fund held securities of its or its corresponding Fund’s “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act, as follows:^^

Fund/Portfolio	Regular Broker or Dealer (or Parent)		Aggregate Value
Tax-Managed Dividend Income Fund	^	^
Tax-Managed International Equity Portfolio	^	^
Tax-Managed Mid-Cap Core Portfolio	^	^
Tax-Managed Multi-Cap Growth Portfolio	^	^
Tax-Managed Small-Cap ^Portfolio	^	^
Tax-Managed Small-Cap Value Portfolio	^	^
Tax-Managed Value Portfolio	^	^

FINANCIAL STATEMENTS

The audited financial statements of, and the reports of the independent registered public accounting firm for the Funds and Portfolios, appear in each Fund’s most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended October 31, 2008, as previously filed electronically with the SEC:

Eaton Vance Tax-Managed Dividend Income Fund
Eaton Vance Equity Asset Allocation Fund
Eaton Vance Tax-Managed International Equity Fund
Tax-Managed International Equity Portfolio
Eaton Vance Tax-Managed Mid-Cap Core Fund
Tax-Managed Mid-Cap Core Portfolio
Eaton Vance Tax-Managed Multi-Cap Growth Fund
Tax-Managed Multi-Cap Growth Portfolio
Eaton Vance Tax-Managed Small-Cap Fund
(formerly Eaton Vance Tax-Managed Small-Cap Growth Fund)
Tax-Managed Small-Cap Portfolio
(formerly Tax-Managed Small-Cap Growth Portfolio)
Eaton Vance Tax-Managed Small-Cap Value Fund
Tax-Managed Small-Cap Value Portfolio
Eaton Vance Tax-Managed Value Fund
Tax-Managed Value Portfolio
(Accession No. 0001104659-08-_______)

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For the fiscal year ended ^October 31, 2008, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to investment dealers. Distribution and service fees that were not paid to investment dealers were retained by the principal underwriter.

^
						CDSC Paid to		Total Distribution	Distribution and Service
		Total Sales	Sales Charges to	Sales Charges to		Principal		and Service	Fees Paid
Fund		Charges Paid	Investment Dealers	Principal Underwriter		Underwriter		Fees Paid	to Investment Dealers
Tax-Managed Dividend Income	$^		$^	$^	$^		$^		$^
Tax-Managed Equity Asset Allocation	^		^	^	^		^		^
Tax-Managed International Equity	^		^	^	^		^		^
Tax-Managed Mid-Cap Core	^		^	^	^		^		^
Tax-Managed Multi-Cap Growth	^		^	^	^		^		^
Tax-Managed Small-Cap ^	^		^	^	^		^		^
Tax-Managed Small-Cap Value	^		^	^	^		^		^
Tax-Managed Value	^		^	^	^		^		^

For the fiscal years ended October 31, ^2007 and October 31, ^2006, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to investment dealers.

	October 31, 2007	October 31, 2007	October 31, 2006	October 31, 2006
	Total Sales	Sales Charges to	Total Sales	Sales Charges to
Fund	Charges Paid	Principal Underwriter	Charges Paid	Principal Underwriter
Tax-Managed Dividend Income	$^8,^465,^880^	$^1,225,^156^	$^3,^970,^667^*	$^569,^929^*
Tax-Managed Equity Asset Allocation	^2,^188,^021	^335,^393	1,^581,^545	^241,^192
Tax-Managed International Equity	^541,^399	^72,^672	^266,^952	^38,^107
Tax-Managed Mid-Cap Core	^121,^184	^16,^151	^67,^298	^10,^067
Tax-Managed Multi-Cap Growth	^183,^172	^27,^436	^65,^733	^10,^729
Tax-Managed Small-Cap Growth	^86,^252	^12,^020	^24,^066	^3,^847
Tax-Managed Small-Cap Value	^63,^955	8,^666	^54,^667	^8,^597
Tax-Managed Value	^1,070,^054	^158,^634	^998,^785	^152,^909
* For the period May 1, 2006 to October 31, 2006.
^

Redemption Fees. Class A shares of Tax-Managed International Equity Fund are subject to a redemption fee equal to 1% of the amount redeemed or exchanged within 90 days of the settlement of the purchase. For the fiscal year ended ^October 31, 2008, the Fund received redemption fees equal to $______.

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^
Tax-Managed Dividend Income Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^%		^%	^%
Before Taxes and Including Maximum Sales Charge	^%		^%	^%
After Taxes on Distributions and Excluding Maximum Sales Charge	^%		^%	^%
After Taxes on Distributions and Including Maximum Sales Charge	^%		^%	^%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%		^%	^%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%		^%	^%
Class A commenced operations May 30, 2003.
Tax-Managed Equity Asset Allocation Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		^^OneYear^	^FiveYears	^^LifeofFund*
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Class A commenced operations March 4, 2002.
Tax-Managed International Equity Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year	Five Years	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Class A commenced operations April 22, 1998.

Tax-Managed Mid-Cap Core Fund		Length of Period Ended ^October 31, 2008
^Average Annual Total Return:		One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Class A commenced operations March 4, 2002.
Tax-Managed Multi-Cap Growth Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year	Five Years	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Class A commenced operations June 30, 2000.
Tax-Managed Small-Cap ^Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Tax-Managed Small-Cap Value Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Class A commenced operations on March 4, 2002.

Tax-Managed Value Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Five Years	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^
Class A commenced operations on December 27, 1999.

^

Control Persons and Principal Holders of Securities. At ^December 1, 2008, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:^
Tax-Managed Dividend Income Fund	^Charles Schwab & Co., Inc.	San Francisco, CA	11.3%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	6.2%
	Citigroup Global Markets, Inc.	New York, NY	5.0%
Tax-Managed Equity Asset Allocation Fund ^Merrill Lynch, Pierce, Fenner & Smith, Inc.		Jacksonville, FL	6.9%
Tax-Managed International Equity Fund	^Charles Schwab & Co., Inc.	San Francisco, CA	14.5%
	Citigroup Global Markets, Inc.	New York, NY	6.2%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	5.5%
Tax-Managed Multi-Cap Growth Fund	^Charles Schwab & Co., Inc.	San Francisco, CA	24.6%
Tax-Managed Small-Cap ^ Fund	^Charles Schwab & Co., Inc.	San Francisco, CA	10.2%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	6.9%
Tax-Managed Small-Cap Value Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	10.4%
	Charles Schwab & Co., Inc.	San Francisco, CA	8.2%
Tax-Managed Value Fund	^Charles Schwab & Co., Inc.	San Francisco, CA	8.0%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	5.5%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

APPENDIX B

Class B Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^October 31, 2008, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

^

			Distribution Fee		CDSC Paid to					Service Fees
		Sales	Paid to		Principal		Uncovered Distribution		Service	Paid to
Fund		Commission	Principal Underwriter		Underwriter		Charges		Fees	Investment Dealers
Tax-Managed Dividend Income	$^		$^	$^		$^		$^		$^
Tax-Managed Equity Asset Allocation	^		^	^		^		^		^
Tax-Managed International Equity	^		^	^		^		^		^
Tax-Managed Mid-Cap Core	^		^	^		^		^		^
Tax-Managed Multi-Cap Growth	^		^	^		^		^		^
Tax-Managed Small-Cap	^		^	^		^		^		^
Tax-Managed Small-Cap Value	^		^	^		^		^		^
Tax-Managed Value	^		^	^		^		^		^

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any peformance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^

Tax-Managed Dividend Income Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^%		^%	^%
Before Taxes and Including Maximum Sales Charge	^%		^%	^%
After Taxes on Distributions and Excluding Maximum Sales Charge	^%		^%	^%
After Taxes on Distributions and Including Maximum Sales Charge	^%		^%	^%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%		^%	^%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%		^%	^%
Class B commenced operations May 30, 2003.
Tax-Managed Equity Asset Allocation Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year	Five Years	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Class B commenced operations March 4, 2002.		^	^	^
Tax-Managed International Equity Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year	Five Years	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Class B commenced operations April 22, 1998.		^	^	^
Tax-Managed Mid-Cap Core Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Class B commenced operations March 4, 2002.

Tax-Managed Multi-Cap Growth Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year	Five Years	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Class B commenced operations July 10, 2000.		^	^	^
Tax-Managed Small-Cap ^Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Tax-Managed Small-Cap Value Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Class B commenced operations March 4, 2002.
Tax-Managed Value Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year	Five Years	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Class B commenced operations January 18, 2000.

Control Persons and Principal Holders of Securities. At ^December 1, 2008, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Tax-Managed Dividend Income Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	15.0%
	Citigroup Global Markets, Inc.	New York, NY	9.8%
Tax-Managed Equity Asset Allocation Fund ^Merrill Lynch, Pierce, Fenner & Smith, Inc.		Jacksonville, FL	6.7%
Tax-Managed International Equity Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	5.9%
Tax-Managed Multi-Cap Growth Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	8.3%
Tax-Managed Small-Cap ^ Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	7.7%
Tax-Managed Small-Cap Value Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	12.6%
Tax-Managed Value Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	18.0%

:^

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

APPENDIX C

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^October 31, 2008, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) service fees paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

			Distribution Fee	CDSC Paid to					Service Fees
		Sales	Paid to	Principal		Uncovered Distribution		Service	Paid to
Fund		Commission	Principal Underwriter	Underwriter		Charges		Fees	Investment Dealers
Tax-Managed Dividend Income	$^		$^	$^	$^		$^		$^
Tax-Managed Equity Asset Allocation	^		^	^	^		^		^
Tax-Managed International Equity	^		^	^	^		^		^
Tax-Managed Mid-Cap Core	^		^	^	^		^		^
Tax-Managed Multi-Cap Growth	^		^	^	^		^		^
Tax-Managed Small-Cap ^	^		^	^	^		^		^
Tax-Managed Small-Cap Value	^		^	^	^		^		^
Tax-Managed Value	^		^	^	^		^		^

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^

Tax-Managed Dividend Income Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^%		^%	^%
Before Taxes and Including Maximum Sales Charge	^%		^%	^%
After Taxes on Distributions and Excluding Maximum Sales Charge	^%		^%	^%
After Taxes on Distributions and Including Maximum Sales Charge	^%		^%	^%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%		^%	^%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%		^%	^%
Class C commenced operations May 30, 2003.
Tax-Managed Equity Asset Allocation Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year	Five Years	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Class C commenced operations March 4, 2002.
Tax-Managed International Equity Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year	Five Years	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Class C commenced operations April 22, 1998.
Tax-Managed Mid-Cap Core Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Class C commenced operations March 4, 2002.

Tax-Managed Multi-Cap Growth Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year	Five Years	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Class C commenced operations July 10, 2000.
Tax-Managed Small-Cap ^Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Class C commenced operations September 29, 1997.
Tax-Managed Small-Cap Value Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year*	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Class C commenced operations March 4, 2002.
Tax-Managed Value Fund		Length of Period Ended ^October 31, 2008
Average Annual Total Return:		One Year	Five Years	Life of Fund
Before Taxes and Excluding Maximum Sales Charge	^%^		^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^		^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^		^%^	^%^
Class C commenced operations January 24, 2000.

Control Persons and Principal Holders of Securities. At ^December 1, 2008, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s)

or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Tax-Managed Dividend Income Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	25.2%
	Citigroup Global Markets, Inc.	New York, NY	9.3%
Tax-Managed Equity Asset Allocation Fund ^Merrill Lynch, Pierce, Fenner & Smith, Inc.		Jacksonville, FL	15.8%
	Citigroup Global Markets, Inc.	New York, NY	5.9%
Tax-Managed International Equity Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	12.8%
	Citigroup Global Markets, Inc.	New York, NY	6.7%
Tax-Managed Mid-Cap Core Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	7.9%
Tax-Managed Multi-Cap Growth Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	18.6%
Tax-Managed Small-Cap ^ Fund	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	12.8%
Tax-Managed Small-Cap Value Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	14.2%
Tax-Managed Value Fund	^Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	18.6%

:^

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

APPENDIX D

Class I Fees, Performance & Ownership

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return for the period prior to August 27, 2007, November 30, 2007 and September 1, 2008 for Tax-Managed Dividend Income Fund, Tax-Managed Value Fund and Tax-Managed International Equity Fund, respectively, reflects the total return of the Fund’s Class A shares, adjusted to reflect the fact that Class I does not impose a sales charge^. The total return shown below has not been adjusted to reflect certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class I total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.^

Tax-Managed Dividend Income Fund	Length of Period Ended ^October 31, 2008
Average Annual Total Return:	One Year	Life of Fund
Before Taxes	^%	^%
After Taxes on Distributions	^%	^%
After Taxes on Distributions and Redemption	^%	^%
The Fund commenced operations of Class I shares on August 27, 2007.

Tax-Managed International Equity Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Life of Fund
Before Taxes	%	%
After Taxes on Distributions	%	%
After Taxes on Distributions and Redemption	%	%
The Fund commenced operations of Class I shares on September 1, 2008.

Tax-Managed Value Fund	Length of Period Ended October 31, 2008
Average Annual Total Return:	One Year	Life of Fund
Before Taxes	%	%
After Taxes on Distributions	%	%
After Taxes on Distributions and Redemption	%	%
The Fund commenced operations of Class I shares on November 30, 2007.

Control Persons and Principal Holders of Securities. At December 1, 2008, Judith A. Saryan, Vice President of the Trust, owned 98.9% of Class I of Tax-Managed International Equity Fund. As of this date, the remaining Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Tax-Managed Dividend Income Fund	^SEI Private Trust Company c/o State Street	Oaks, PA	8.7%
	Morgan Stanley & Co. FBO Eric Nordstrom	Conestoga, PA	7.9%
	SEI Private Trust Company c/o State Street	Oaks, PA	7.2%
	The Northern Trust Company Custodian Juniper Trust	Chicago, IL	6.1%
Tax-Managed International Equity Fund	^Judith A. Saryan and Victor Zarougian Ten. Comm.	Cambridge, MA	98.9%
Tax-Managed Value Fund	SEI Private Trust Co. c/o Suntrust Bank	Oaks, PA	50.5%
	Edward D. Jones & Co.	Maryland Hts. MO	21.3%
	SEI Private Trust Company	Oaks, PA	19.0%

:^

Beneficial owners of 25% or more of this Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

APPENDIX E

EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflicts of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

APPENDIX F

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III.	Roles and Responsibilities

	A.	Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

	B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request. Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

	C.	Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.

In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV.	Proxy Voting Guidelines (“Guidelines”)

	A.	General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

	B.	Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

	C.	Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

	D.	Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI.	Assessment of Agent and Identification and Resolution of Conflicts with Clients

	A.	Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

	B.	Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

The client, in the case of an individual or corporate client;

In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or

The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

APPENDIX G

EAGLE GLOBAL ADVISORS, L.L.C. PROXY VOTING POLICIES

I.Introduction

Eagle Global Advisors, L.L.C. (the “Adviser”) has each adopted and implemented policies that the Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Adviser’s authority to vote the proxies of its clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policies and Procedures. These proxy policies reflect the Securities and Exchange Commission (“SEC”) requirements governing Adviser and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

Overview

The Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, the Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). The Adviser is adopting the formal written guidelines described in detail below and will utilize such guidelines in voting proxies on behalf of its clients. These guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

In seeking to ensure a level of consistency and rationality in the proxy voting process, the guidelines contained in these policies are designed to address the manner in which certain matters that arise regularly in proxies will generally be voted. However, the Adviser takes the view that these guidelines should not be used as mechanical instructions for the exercise of this important shareholder right. Except in the instance of routine matters related to corporate administrative matters which are not expected to have a significant economic impact on the company or its shareholders (on which the Adviser will routinely vote with management), the Adviser will review each matter on a case-by-case basis and reserve the right to deviate from these guidelines when they believe the situation warrants such a deviation. In addition, no set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to review and vote proxies on behalf of the Adviser’s clients) may seek insight from the Adviser’s analysts and portfolio managers on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly. The guidelines are just that: guidelines rather than hard and fast rules, simply because corporate governance issues are so varied.

Proxy Voting Guidelines

The following guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, the Adviser will utilize these guidelines in conjunction with recommendations from Institutional Shareholder Services when voting proxies on behalf of its clients.

A. Election of Board of Directors

The Adviser believes that a Board of Directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, the Adviser believes that important Board committees (e.g., audit, nominating and compensation committees) should be entirely independent. In general,

  The Adviser will support the election of directors that result in a Board made up of a majority of independent directors.
  The Adviser will support the election for independent directors to serve on the audit, compensation, and/or nominating committees of a Board of Directors.
  The Adviser will hold all directors accountable for the actions of the Board’s committees. For example, the Adviser will consider withholding votes for nominees who have recently approved compensation arrangements that the Adviser deems excessive or propose equity-based compensation plans that unduly dilute the ownership interests of shareholders.

  The Adviser will support efforts to declassify existing Boards, and will vote against proposals by companies to adopt classified Board structures.
  The Adviser will vote against proposals for cumulative voting, confidential stockholder voting and the granting of pre-emptive rights.

B. Approval of Independent Auditors

The Adviser believes that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. The Adviser will also consider the reputation of the auditor and any problems that may have arisen in the auditor’s performance of services.

C. Executive Compensation

The Adviser believes that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, employees, and directors. However, the Adviser is opposed to plans that substantially dilute shareholders’ ownership interests in the company or have objectionable structural features.

  The Adviser will generally vote against plans where total potential dilution (including all equity-based plans) seems likely to exceed 15% of shares outstanding over ten years and extends longer than ten years.
  The Adviser will generally vote against plans if annual option grants exceed 2% of shares outstanding.

These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan’s impact on client shareholdings the Adviser will consider other factors such as specific industry practices, company and stock performance and management credibility. The Proxy Administrator may consult with the relevant analyst(s) or portfolio manager(s), to determine when or if it may be appropriate to exceed these guidelines.

  The Adviser will typically vote against plans that have any of the following structural features:
  Ability to re-price underwater options without shareholder approval.
  The unrestricted ability to issue options with an exercise price below the stock’s current market price.
  Automatic share replenishment (“evergreen”) feature.
  The Adviser is supportive of measures intended to increase long-term stock ownership by executives. These may include:
  Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive’s salary).
  Using restricted stock grants instead of options.

Utilizing phased vesting periods or vesting tied to company specific milestones or stock performance. The Adviser will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

In assessing a company’s executive compensation plan, the Adviser will weigh all components of the plan. For example, the grant of stock options to executives of a company in a particular year may appear excessive if that grant goes above 2% of the shares outstanding of the company. However, such grants may be appropriate if the senior management of the company has accepted significantly reduced cash compensation for the year in lieu of receiving a greater number of options.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Adviser opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. In general,

  Because a classified board structure prevents shareholders from electing a full slate of directors annually, the Adviser will typically vote against proposals to create classified boards and vote in favor of shareholder proposals to declassify a board.
  The Adviser will vote for proposals to subject shareholder rights plans (“poison pills”) to a shareholder vote.
  The Adviser will vote for shareholder proposals that seek to eliminate supermajority voting requirements and oppose proposals seeking to implement supermajority voting requirements.

  The Adviser will generally vote against proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the board of directors when the stock is issued, when used as an anti-takeover device. However, such “blank check” preferred stock may be issued for legitimate financing needs and the Adviser may vote for proposals to issue such preferred stock when it believes such circumstances exist.
  The Adviser will vote for proposals to lower barriers to shareholder action (for example, limiting rights to call special meetings or act by written consent).
  The Adviser will vote against proposals for a separate class of stock with disparate voting rights.
  The Adviser will consider on a case-by-case basis on board approved proposals regarding changes to a company’s capitalization; however, the Adviser will generally vote in favor of proposals authorizing the issuance of additional common stock (except in the case of a merger, restructuring or another significant corporate event which will be handled on a case-by-case basis), provided that such issuance does not exceed three times the number of currently outstanding shares.

E. State of Incorporation/Offshore Presence

Under ordinary circumstances, the Adviser will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management’s decision has been approved by the board of directors. The Adviser recognizes that there may be benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation). Each proposal to reincorporate in offshore tax havens will be reviewed on a case-by-case basis to determine whether such actions are in the best interests of the shareholders of the company, including the Adviser’s clients.

F. Environmental/Social Policy Issues

The Adviser believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the company’s board of directors. The Adviser recognizes that certain social and environmental issues raised in shareholder proposals are the subject of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies. The Adviser generally supports management on these types of proposals, although they may make exceptions where they believe a proposal has substantial economic implications. The Adviser expects that the companies in which they invest its clients’ assets will act as responsible corporate citizens.

G. Circumstances Under Which The Adviser Will Abstain or Take No Action From Voting

The Adviser will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to the Adviser. Under certain circumstances, the costs to its clients associated with voting such proxies would far outweigh the benefit derived from exercising the right to vote. In those circumstances, the Adviser will make a case-by-case determination on whether or not to vote such proxies. In the case of countries which required so-called “share blocking,” the Adviser will take no action from voting. The Adviser will not seek to vote proxies on behalf of its clients unless it has agreed to take on that responsibility on behalf of a client. Finally, the Adviser may be required to abstain from voting on a particular proxy in a situation where a conflict exists between the Adviser and its client. The policy for resolution of such conflicts is described below in Section V.

Recordkeeping

The Adviser will maintain records relating to the proxies they vote on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

• A copy of the Adviser’s proxy voting policies and procedures;
• Proxy statements received regarding client securities (if such proxies are available on the SEC’s EDGAR system or a third party undertakes to promptly provide a copy of such documents to the Adviser, the Adviser does not need to retain a separate copy of the proxy statement);
• A record of each vote cast*;
• A copy of any document created by the Adviser that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
• Each written client request for proxy voting records and the Adviser’s written response to any client request
(whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Adviser for two years after they are created.

Identification and Resolution of Conflicts with Clients

As fiduciaries to its clients, the Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Adviser are able to identify potential conflicts of interest, the Adviser will take the following steps:

  Quarterly, the Proxy Administrator will compile a list of significant clients or prospective clients of the Adviser (the “Conflicted Companies”). A Conflicted Company is a company/client that makes up more than 10% of the Advisors revenue or a company where the Advisors is also a finalist for new business that makes up more than 10% of the Advisors revenue.
  The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she expects to receive or has received proxy statements (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Eaton Vance Chief Legal Officer and the Chief Equity Investment Officer.

*A record of all proxy statements with respect to securities held in client portfolios with respect to which the Company has agreed to vote proxies shall be maintained in the form of copies and an EXCEL (or similar) spreadsheet. Hard copies of the proxy statements shall not be maintained in Company files; instead, the Company shall rely on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system. The person responsible for voting proxies shall maintain a record detailing for each company- in the form of copies and an EXCEL (or similar) spreadsheet containing the following information for each matter relating to a portfolio security considered at any shareholder meeting with respect to which the client is entitled to vote:

a. The name of the issuer of the portfolio security;
b. The exchange ticker symbol of the portfolio security;
c. Whether the registrant cast its vote for or against management.

The Eaton Vance Chief Legal Officer and Chief Equity Investment Officer will then determine if a conflict of interest exists between the relevant Adviser and its client. If they determine that a conflict exists, they or their designees will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

  If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies”), he will (i) inform the Eaton Vance Chief Legal Officer and Chief Equity Investment Officer (or their designees) of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.
  If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Adviser will seek instruction on how the proxy should be voted from:
  The client, in the case of an individual or corporate client;
  In the case of a Fund its board of directors, or any committee identified by the board; or
  The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Adviser’s clients’ securities holdings in the Conflicted Company, the Adviser may vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

APPENDIX H

ATLANTA CAPITAL MANAGEMENT COMPANY, LLC

PROXY VOTING POLICIES

I.Introduction

Atlanta Capital Management Company, LLC (“ACM”) has adopted and implemented policies (and the procedures into which they are incorporated) that ACM believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. ACM’s authority to vote the proxies of its clients is established by their advisory contracts or similar documentation. These proxy policies (and the procedures into which they are incorporated) reflect the Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

II. Overview

ACM manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, ACM seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). ACM is adopting the formal written guidelines described in detail below and will utilize such guidelines in voting proxies on behalf of its clients. These guidelines are designed to promote accountability of a company’s management and Board of Directors to its shareholders and to align the interests of management with those of shareholders.

In seeking to ensure a level of consistency and rationality in the proxy voting process, the guidelines contained in these policies are designed to address the manner in which certain matters that arise regularly in proxies will generally be voted. However, ACM takes the view that these guidelines should not be used as mechanical instructions for the exercise of this important shareholder right. Except in the instance of routine matters related to corporate administrative matters which are not expected to have a significant economic impact on the company or its shareholders (on which ACM will routinely vote with management), ACM will review each matter on a case-by-case basis and reserve the right to deviate from these guidelines when it believes the situation warrants such a deviation. In addition, no set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to review and vote proxies on behalf of ACM’s clients) may seek insight from ACM’s analysts, portfolio managers and/or Executive Committee on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly. The guidelines are just that: guidelines, rather than hard and fast rules, simply because corporate governance issues are so varied.

III. Institutional Shareholder Services

In order to facilitate this proxy voting process, ACM has retained Institutional Shareholder Services (“ISS”) to assist the firm with in-depth proxy research, vote execution, and the recordkeeping necessary for the appropriate management of a client account. ISS is an advisor that specializes in providing a variety of fiduciary-level services related to proxy voting. In addition to analyses, ISS delivers to ACM voting reports that reflect voting activities for ACM’s clients, enabling the clients to monitor voting activities performed by ACM.

IV. Proxy Edge (Automatic Date Processing)

In addition ACM has retained ProxyEdge (“ADP”) to assist the firm with vote execution, and the record keeping necessary for the appropriate management of a client account. ProxyEdge is an advisor that specializes in providing a variety of fiduciary-level services related to proxy voting. ProxyEdge delivers to ACM voting reports that reflect voting activities for ACM’s clients, enabling the clients to monitor voting activities performed by ACM.

V. Proxy Voting Guidelines

The following guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, ACM will utilize these guidelines when voting proxies on behalf of its clients.

       A. Election of Board of Directors

ACM believes that a Board of Directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, ACM believes that important Board committees (e.g., audit, nominating and compensation committees) should be entirely independent. In general,

  ACM will support the election of directors that result in a Board made up of a majority of independent directors.
  ACM will support the election of independent directors to serve on the audit, compensation, and/or nominating committees of a Board of Directors.
  ACM will hold all directors accountable for the actions of the Board’s committees. For example, ACM will consider withholding votes for nominees who have recently approved compensation arrangements that ACM deems excessive or proposed equity-based compensation plans that unduly dilute the ownership interests of shareholders.
  ACM will support efforts to declassify existing Boards, and will vote against efforts by companies to adopt classified Board structures.
  ACM will vote against proposals for cumulative voting, confidential stockholder voting and the granting of pre- emptive rights.

B. Approval of Independent Auditors

ACM believes that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. ACM will also consider the reputation of the auditor and any problems that may have arisen in the auditor’s performance of services.

C. Executive Compensation

ACM believes that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, employees, and directors. However, ACM is opposed to plans that substantially dilute shareholders’ ownership interests in the company or have objectionable structural features.

• ACM will generally vote against plans where total potential dilution (including all equity-based plans) seems likely to exceed 15% of shares outstanding over ten years and extends longer than ten years.
• ACM will generally vote against plans if annual option grants exceed 2% of shares outstanding.
These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan’s impact on client shareholdings ACM considers other factors such as specific industry practices, company and stock performance and management credibility. The Proxy Administrator may consult with the relevant analyst(s) or portfolio manager(s)
or, if appropriate, members of senior management, to determine when or if it may be appropriate to exceed these guidelines.
• ACM will typically vote against plans that have any of the following structural features:
•Ability to re-price underwater options without shareholder approval.
•The unrestricted ability to issue options with an exercise price below the stock’s current market price.
•Automatic share replenishment (“evergreen”) feature.
• ACM is supportive of measures intended to increase long-term stock ownership by executives. These may include:
Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive’s salary).
• Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive’s salary).
• Using restricted stock grants instead of options.
• Utilizing phased vesting periods or vesting tied to company specific milestones or stock performance.
•ACM will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

In assessing a company’s executive compensation plan, ACM will weigh all components of the plan. For example, the grant of stock options to executives of a company in a particular year may appear excessive if that grant goes above 2% of the shares outstanding of the company. However, such grants may be appropriate if the senior management of the company has accepted significantly reduced cash compensation for the year in lieu of receiving a greater number of options.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, ACM opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. In general,

  Because a classified board structure prevents shareholders from electing a full slate of directors annually, ACM will typically vote against proposals to create classified boards and vote in favor of shareholder proposals to declassify a board.
  ACM will vote for proposals to subject shareholder rights plans (“poison pills”) to a shareholder vote.
  ACM will vote for shareholder proposals that seek to eliminate supermajority voting requirements and oppose proposals seeking to implement supermajority voting requirements.
  ACM will generally vote against proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the Board of Directors when the stock is issued when used as an anti-takeover device. However, such “blank check” preferred stock may be issued for legitimate financing needs and ACM can vote for proposals to issue such preferred stock in those circumstances.
  ACM will vote for proposals to lower barriers to shareholder action (for example, limiting rights to call special meetings or act by written consent).
  ACM will vote against proposals for a separate class of stock with disparate voting rights.
  ACM will consider on a case-by-case basis board-approved proposals regarding changes to a company’s capitalization, however ACM will generally vote in favor of proposals authorizing the issuance of additional common stock (except in the case of a merger, restructuring or other significant corporate event which will be handled on a case-by-case basis).

E. State of Incorporation/Offshore Presence

Under ordinary circumstances, ACM will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management’s decision has been approved by a Board of Directors. ACM recognizes that there may be benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation). Each proposal to reincorporate in offshore tax havens will be reviewed on a case-by-case basis to determine whether such actions are in the best interests of the shareholders of the company including ACM’s clients.

F. Environmental/Social Policy Issues

ACM believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the company’s Board of Directors. ACM recognizes that certain social and environmental issues raised in shareholder proposals are the subjects of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies. ACM generally supports management on these types of proposals, though exceptions may be made in certain instances where ACM believes a proposal has substantial economic implications. ACM expects that the companies in which clients’ assets are invested will act as responsible corporate citizens.

G. Circumstances Under Which ACM Will Abstain From Voting

ACM will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to ACM. Under certain circumstances, the costs to clients associated with voting such proxies would far outweigh the benefit derived from exercising the right to vote. In those circumstances, ACM will make a case-by-case determination on whether or not to vote such proxies. In the case of countries that require so-called “share blocking,” ACM may also abstain from voting. ACM will not seek to vote proxies on behalf of its clients unless it has agreed to take on that responsibility on behalf of a client. Finally, ACM may be required to abstain from voting on a particular proxy in a situation where a conflict exists between ACM and its client. The policy for resolution of such conflicts is described below in Section VII.

VI. Recordkeeping

ACM will maintain records relating to the proxies voted on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

• A copy of ACM’s proxy voting policies and procedures;

  Proxy statements received regarding client securities (if such proxies are available on the SEC’s EDGAR system or a third party undertakes to promptly provide a copy of such documents to ACM, ACM does not need to retain a separate copy of the proxy statement);
  A record of each vote cast;
  A copy of any document created by ACM that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and ACM’s written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of ACM for two years after they are created.

VII. Identification and Resolution of Conflicts with Clients

As fiduciary to its clients, ACM puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of ACM are able to identify potential conflicts of interest, ACM will take the following steps:

  Quarterly, the Compliance Officer will seek information from the supervisor of each functional unit of ACM (marketing, operations, etc.) Each supervisor will be asked to provide a list of significant clients or prospective clients of ACM. For example, a supervisor would report the fact that ACM was in discussions with a corporate client considering management of the corporation’s pension plan assets.
  The Compliance Officer will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.
  The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he expects to receive or has received proxy statements (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Compliance Officer and members of senior management of ACM.

The Compliance Officer and designated members of senior management will then determine if a conflict of interest exists between ACM and its client. If they determine that a conflict exists, they will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

  If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies”), he will (i) inform the Compliance Officer and designated members of senior management of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.
  If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Proxy Administrator will seek instruction on how the proxy should be voted from:

•The client, in the case of an individual or corporate client;
•The Board of Directors, or any committee thereof identified by the Board, in the case of a Fund; or
•The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

ACM will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client or Board of Directors, as the case may be, fails to instruct the Proxy Administrator on how to vote the proxy, the Proxy Administrator will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of ACM to vote its clients’ proxies would have a material adverse economic impact on ACM’s clients’ securities holdings in the Conflicted Company, ACM may vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

APPENDIX I

FOX ASSET MANAGEMENT PROXY VOTING POLICY

Introduction

Fox Asset Management (“Fox”) has adopted and implemented policies (and the procedures into which they are incorporated) that it believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. Fox’s authority to vote the proxies of its clients is established by their advisory contracts or similar documentation. These proxy policies (and the procedures into which they are incorporated) reflect the Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

For those accounts which Fox has undertaken to vote proxies, Fox retains the final authority and responsibility for such voting. On behalf of its valued clients, Fox:

(1) applies a proxy voting policy consistently;

(2)documents the reasons for voting; and

(3)maintains records of voting activities for clients and regulating authorities.

To facilitate the proxy voting process, Fox utilizes Broadridge’s ProxyEdge system to assist in the process of meeting notifications, voting, tracking, mailing, reporting and record maintenance necessary for the appropriate management of client accounts. ProxyEdge provides proxy information based on share positions provided directly to Broadridge by the custodian and facilitates Fox’s proxy votes through an automated electronic interface.

Voting Policy

Fox manages client accounts solely in the best interest of the recipients or beneficiaries of the funds it is investing. Industry standards of care, skill, prudence and diligence are brought to bear on every investment action. This philosophy of prudence is applied to proxy voting as well.

Fox purchases an equity, focusing on the ability of the company’s board of directors and senior management to improve shareholder value. However, the confidence in management shown by Fox’s purchase of the stock does not transfer to automatic voting procedures whereby Fox “rubber stamps” its wishes on the proxy ballot.

Fox views the proxy as an economic instrument, and makes proxy voting decisions based on financial criteria when present. At the same time, decisions will, whenever possible, protect the rights of its clients as shareholders. Thus, in making a proxy voting decision, two primary considerations are in effect: first, the economic impact of the proposal; and second, the impact of the proposal on shareholder rights.

For Fox’s clients who are supportive of timely--and sometimes controversial--social issues, Fox will attempt to vote proxies in a manner that reflects their perspective. However, it should be noted that Fox will support a social ballot item only after a careful assessment of the extent to which the outcome that is advocated in the social proposal would impair or injure the company’s chances to fulfill its mission and meet its growth targets.

Therefore, to summarize all votes will be reviewed on a case-by-case basis and no issues will be considered routine. Each issue will be considered in the context of the company under review and the account for which Fox is voting. In other words, proxy voting guidelines are just that – guidelines. When company- and client-specific factors are overlaid, every proxy voting decision becomes a case-by-case decision.

Keeping in mind the concept that no issue is considered “routine,” outlined below are general voting parameters on various types of issues when there are no company- and client-specific reasons for voting to the contrary.

Approval of Independent Auditors

Fox believes that the relationship between the company and its auditors should be limited primarily to the audit engagement, and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. Fox will also consider the reputation of the auditor and any problems that may have arisen in the auditor’s performance of services.

Taft-Hartley Voting Policy

The Taft-Hartley Voting Policy is based on the AFL-CIO Proxy Voting Guidelines, which comply with all fiduciary standards delineated by the U.S. Department of Labor. Taft-Hartley client accounts are governed by the Employee Retirement Income Security Act, or ERISA. ERISA sets forth the tenets under which pension fund assets must be managed and invested. Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary dutires of loyalty and prudence. The duty of loyalty required that the voting fiduciary exercise proxy-voting authority solely in the interest of participants and plan beneficiaries. The duty of prudence requires that decisions be made based on financial criteria, when present, and that a clear process exists for evaluating proxy issues.

The Taft-Hartley Voting Policy was carefully crafted to meet these requirements by promoting long-term shareholder value. Fox will assess the short-term and long-term impact of a vote, and will promote a position that is consistent with the long-term economic best interests of plan beneficiaries and participants.

The Taft-Hartley guidelines address a broad range of issues, including election of directors, executive compensation, proxy contests and tender offer defenses - major voting items that can have a significant effect on long-term shareholder value. In addition, these guidelines delve deeper into workplace issues that may have an impact on corporate performance, including:

•Corporate policies that affect job security and wage levels;

•Corporate policies that affect local economic development and stability;

•Corporate responsibility to employees and communities; and

•Workplace safety and health issues.

Therefore, to summarize, all votes will be reviewed on a case-by-case basis and no issues will be considered routine. Each issue will be considered in the context of the company under review and the account for which we are voting. In other words, proxy-voting guidelines are just that - guidelines. When company- and client-specific factors are overlaid, every proxy voting decision becomes a case-by-case decision.

Keeping in mind the concept that no issue is considered "routine," outlined below are general voting parameters on various types of issues when there are no company- and client-specific reasons for voting to the contrary.

Specific Policies-Management Proposals

1.When voting on common, management-sponsored initiatives, Fox generally, although not always, votes in support of management.

a. Uncontested election of directors

i) Fox will assess the attendance record of board members, and potentially withhold support based on a poor attendance. Poor attendance can be defined as failing to attend 75% of the scheduled board meetings.

ii) In re-electing incumbent directors, the long-term performance of the company relative to its peers—Fox will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the board has taken or is attempting to take steps to improve the company’s performance.

iii) Existence of any prior SEC violations and/or other criminal offenses—Fox will not vote in favor of a director nominee who, to Fox’s actual knowledge, is the subject of SEC or other criminal enforcement actions.

b. Approval of auditors provided they are independent as per the Sarbanes-Oxley Act.

c. Directors’ liability and indemnification. Liability and indemnification proposals will be supported if the provisions conform with state law.

d. General updating or passing corrective amendments to charter. e. Elimination of preemptive rights. f. Approval of a stock split. g. Separate the positions of Chairman and Chief Executive Officer.

2.^ When voting items, which have a potential positive financial or best interest impact, Fox generally, although not always, votes in support of management.

a. Capitalization changes which eliminate other classes of stock and differential voting rights.

b. Changes in common stock authorization for stock splits, stock dividends, and other specified needs which are no more than 100% of the existing authorization.

c. Stock purchase plans that conform with Section 423 of the Internal Revenue Code. However, plans with voting power dilution of greater than 10% will not be supported.

d. Other stock-based plans which are appropriately structured.

 e. Reductions in supermajority vote requirements.

 f. Adoption of anti-greenmail provisions.

g. Mergers and acquisitions that are positive to shareholders after considering the following criteria: anticipated financial and operating benefits; offer price (cost v. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

h. Mutual Funds: Approve or amend investment advisory agreement if the fee is comparable to similar funds.

i. Mutual Funds: Approve change in fundamental investment policies if there is no significant change in risk or in investment objective.

3.When voting items which have a potential negative financial or best interest impact, Fox generally, although not always, votes to oppose management.

a. Elimination of cumulative voting.

b. Capitalization changes which add classes of stock which are “blank check” in nature or that dilute the voting interests of existing shareholders.

c. Increases in capitalization authorization greater than 100% where management does not offer an appropriate rationale for the increase or that appear to be contrary to the best interests of existing shareholders.

d. Anti-takeover provisions which serve to prevent the majority of shareholders from exercising their rights or which effectively deter appropriate tender offers and other offers.

e. Amendments to bylaws which would require supermajority shareholder votes to pass or repeal certain provisions.

f. Classified boards of directors.

g. Shareholder rights plans which allow appropriate offers to shareholders to be blocked by the board or which trigger provisions which prevent legitimate offers from proceeding.

h. Excessive compensation or non-salary compensation-related proposals.

i. Excessive change-in-control provisions embedded in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

j. Approve or amend director age restrictions.

k. Adjournment of meeting in order to solicit additional votes.

l. “Other business as properly comes before the meeting” proposals which give a “blank check” to those acting as proxy.

Specific Policies-Shareholder Proposals

Traditionally, shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders.

All shareholder proposals are examined closely to determine economic impact and the impact on the interests of shareholders.

1. When voting shareholder proposals, Fox in general supports the following items:

i)	Adoption of CERES Principles.

ii)	Anti-greenmail provisions.

iii)	Auditors should attend the annual meeting of shareholders.

iv)	Bylaw or charter amendments to be made only with shareholder approval.

v)	Confidential voting.

vi) Election of the board on an annual basis (declassify the board).

vii) Elimination of outside directors’ retirement benefits.

viii) Establishing independent audit, nominating, or compensation committees.

ix) Expanded reporting of financial or compensation information, within reason.

x) Opting-out of state business combination provisions.

 xi) Reduction or elimination of supermajority vote requirements.

 xii) Requiring a majority of independent directors on the board.

xiii) Submit shareholder rights plan (poison pill) to vote, or redeem the plan.

xiv) Undo various anti-takeover related provisions.

^b)Specific Considerations for Labor Organizations or Mandates

i) Corporate conduct and human rights. Principles relating to company investment in countries with patterms of human rights abuses (Northern Ireland, Burma, former Soviet Union and China).

ii) Equality principles on sexual orientation.

iii) Fair lending resolutions that call for financial institutions to comply with lending regulations and/or establish lending goals.

iv) Proposals regarding equal employment opportunities and discrimination.

v) Reports on foreign military sales and economic conversion facilities.

^c)Specific Considerations for Religious Organizations or Mandates

i) Human resources issues.

ii) Maquiladora Standards and International Operations Policies.

 iii) McBride Principles.

 iv) Military Business.

 v) Proposals regarding equal employment opportunities and discrimination.

vi) Requests that companies end their production of legal, but socially questionable, products.

^d)Specific Considerations for Socially Conscious Organizations or Mandates

i) Energy and the environment.

ii) Equal credit opportunity.

 iii) Equality principles on sexual orientation.

iv) Human resources issues.

v) Maquiladora Standards and International Operations Policies.

vi) Military business.

vii) Northern Ireland and other human rights related issues.

viii) Proposals regarding equal employment opportunities and discrimination.

ix) Requests that companies end their production of legal, but socially or morally questionable, products.

2. When voting shareholder proposals, Fox in general opposes the following items:

i) Adoption of labor standards for foreign and domestic suppliers.

ii) Establishing a mandatory retirement age for directors.

iii) Limiting tenure of directors.

iv) Proposals which require inappropriate endorsements or corporate actions.

v) Reports which are costly to provide, would require duplicative efforts, would require expenditures which are of a non-business nature, or would provide no pertinent information from the perspective of ERISA shareholders.

vi) Requiring directors to own stock before being eligible to be elected.

vii) Restrictions related to social, political, or special interest issues which negatively impact the ability of the company to do business or be competitive .

^b)Specific Considerations for Labor Organizations or Mandates

i) Spin-off of defense business and tobacco-related business.

^c)Specific Considerations for Religious Organinizations or Mandates

i) Equality principles on sexual orientation.

^d)Specific Considerations for Socially Conscious Organizations or Mandates

i) No specific provisions.

3. When voting shareholder proposals, Fox in general abstains on the following items:

 i) Energy and the environment.

 ii) Equality principles on sexual orientation.

 iii) Human resources issues.

iv) Maquiladora Standards and International Operations Policies.

 v) Military business.

vi) Northern Ireland.

vii) Proposals regarding equal employment opportunities and discrimination.

 viii) Requests that companies end their production of legal, but socially questionable, products.

 ^b)Specific Considerations for Labor Organizations or Mandates

i) No specific provisions.

^c)Specific Considerations for Religious Organinizations or Mandates

i) No specific provisions.

^d)Specific Considerations for Socially Conscious Organizations or Mandates

i) No specific provisions.

Corporate Governance Corporate governance issues may include, but are not limited to, the following:

A.	Corporate Defenses. Although Fox will review each proposal on a case-by-case basis, Fox will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. Fox will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

B.	Corporate Restructuring. These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/ or liquidations. In determining the vote on these types of proposals, Fox will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company’s long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

Identification and Resolution of Conflicts with Clients

As fiduciaries of their clients, Fox puts the interests of its clients ahead of its own. In order to ensure that relevant personnel at Fox are able to identify potential conflicts of interest, Fox will take the following steps:

1) Quarterly, the Fox Compliance department will seek information from the heads of each department of Fox. Each department head (operations, wrap, marketing and trading) will be asked to provide a list of significant business relationships or prospective significant business relationships of Fox. An example would be a brokerage firm or corporate client that represents a large source of assets for Fox.

2)The CCO will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

3) The Proxy Administrator will then compare the list of Conflicted Companies with the names of companies for which he or she expects to receive or has received proxy statements (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Fox CCO and the Chief Investment Officer.

The CCO and the CIO will then determine if a conflict of interest exists between Fox and the client. If they determine that a conflict exists, they or their designees will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

1) If the Proxy Administrator expects to vote the proxy (in consultation with the appropriate Investment Committee member) of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies), he or she will 1) inform the CCO and the CIO of that fact and, 2) vote the proxies and 3) record the existence of the conflict and the resolution of the matter.

2) If the Proxy Administrator intends to vote (in consultation with the appropriate Investment Committee member) in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material on the client(s) involved, Fox will seek instruction on how the proxy should be voted from:

a) The client, in the case of an individual or corporate client;

b) In the case of a Fund its board of directors, or any committee identified by the board; or

c) The advisor, in situations where Fox acts as a sub-advisor to such advisor.

Fox Asset Management will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, fund board or the advisor, as the case may be, fails to instruct Fox on how to vote the proxy, Fox will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of Fox to vote its clients proxies would have a material adverse economic impact on Fox’ clients’ securities holdings in the Conflicted Company, Fox may vote such proxies to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

Recordkeeping

Fox will maintain records relating to the proxies it votes on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of Fox’s proxy voting policies and procedures;
  Proxy statements received regarding client securities (if such proxies are available on the SEC’s EDGAR system or a third party undertakes to promptly provide a copy of such documents to Fox, Fox does not need to retain a separate copy of the proxy statement);
  A record of each vote cast;
  A copy of any document created by Fox that was material to making a decision on how to vote a proxies for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and Fox’s written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of Fox for two years after they are created.

PART C - OTHER INFORMATION

Item 23.	Exhibits (with inapplicable items omitted)

(a) (1)	Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated August
17, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

(2)	Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to Post-
Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

(3)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-
Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

(4)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(4) to Post-
Effective Amendment No. 136 filed August 28, 2008 (Accession No. 0000940394-08-001205)
and incorporated herein by reference.

(5)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial
Interest without Par Value as amended effective September 1, 2008 filed as Exhibit (a)(5) to
Post-Effective Amendment No.136 filed August 28, 2008 (Accession No. 0000940394-08-
001205) and incorporated herein by reference.

(b) (1)	By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective Amendment
No. 23 filed July 14, 1995 and incorporated herein by reference.

(2)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

(3)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated June 18, 2002 filed as
Exhibit (b)(3) to Post-Effective Amendment No. 87 filed September 13, 2002 and incorporated herein by reference.

(4)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated February 7, 2005 filed as
Exhibit (b)(4) to Post-Effective Amendment No. 103 filed March 1, 2005 and incorporated herein by reference.

(5)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 11, 2006 filed as Exhibit (b)(5) to Post-Effective Amendment No. 120 filed February 7, 2007 and incorporated herein by reference.

(6)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated August 11, 2008 filed as
Exhibit (b)(6) to Post-Effective Amendment No. 136 filed August 28, 2008 (Accession No.
No. 0000940394-08-001205) and incorporated herein by reference.

(c)	Reference is made to Item 23(a) and 23(b) above.

(d) (1)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free
Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

(2)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-
Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

(3)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal
Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No.
37 filed October 17, 1997 and incorporated herein by reference.

(4)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International
Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 76 filed June 21, 2001 and incorporated herein by reference.

(5)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity
Research Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-Effective Amendment
No. 78 filed August 17, 2001 and incorporated herein by reference.

(6)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Equity Asset Allocation Fund dated December 10, 2001 filed as Exhibit (d)(6) to
Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

(7) (a)	Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton
Vance Low Duration Fund dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective
Amendment No. 83 filed June 26, 2002 and incorporated herein by reference.

(b)	Fee Waiver Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance
Low Duration Fund and Eaton Vance Management filed as Exhibit (d)(7)(b) to Post-Effective
Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.

(c)	Amendment to Fee Waiver Agreement on behalf of Eaton Vance Low Duration Fund dated
June 14, 2004 filed as Exhibit (7)(c) to Post-Effective Amendment No. 103 filed March 1,
2005 and incorporated herein by reference.

(8)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Dividend Income Fund dated February 10, 2003 filed as Exhibit (d)(8) to Post-
Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.

(9)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Emerging Markets Fund dated August 11, 2003 filed as Exhibit (d)(9) to Post-
Effective Amendment No. 91 filed August 11, 2003 and incorporated herein by reference.

(10)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Diversified
Income Fund dated November 15, 2004 filed as Exhibit (d)(10) to Post-Effective Amendment
No. 98 filed December 6, 2004 and incorporated herein by reference.

(11)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Dividend
Income Fund dated August 8, 2005 filed as Exhibit (d)(11) to Post-Effective Amendment No.
108 filed August 17, 2005 and incorporated herein by reference.

	(12)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Structured
Emerging Markets Fund dated March 27, 2006 filed as Exhibit (d)(12) to Post-Effective
Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369) and
incorporated herein by reference.

	(13)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric
Portfolio Associates for Eaton Vance Structured Emerging Markets Fund dated March 27,
2006 filed as Exhibit (d)(13) to Post-Effective Amendment No. 122 filed February 27, 2007
(Accession No. 0000940394-07-000176) and incorporated herein by reference.

	(14)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Emerging
Markets Income Fund dated March 12, 2007 filed as Exhibit (d)(14) to Post-Effective
Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and
incorporated herein by reference.

	(15)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International
Income Fund dated March 12, 2007 filed as Exhibit (d)(15) to Post-Effective Amendment No.
134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.

	(16)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Global
Macro Fund dated March 12, 2007 filed as Exhibit (d)(16) to Post-Effective Amendment No.
134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.

	(17)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Strategic
Income Fund dated June 22, 2007 filed as Exhibit (d)(17) to Post-Effective Amendment No.
132 filed December 28, 2007 (Accession No. 0000940394-07-002172) and incorporated herein by reference.

(e)	(1)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit (6)(a)(4) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(2)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as
Exhibit (6)(a)(6) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(3)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as
Exhibit (6)(a)(7) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(4)	Amended and Restated Distribution Agreement between Eaton Vance Mutual Funds Trust and
Eaton Vance Distributors, Inc. effective as of August 6, 2007 with attached Schedule A and
Schedule B filed as Exhibit (e)(4) to Post-Effective Amendment No. 128 filed August 10, 2007
(Accession No. 0000940394-07-000956) and incorporated herein by reference.

	(5)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession

No. 0000940394-07-000430) to the Registration Statement of Eaton Vance Special Investment
Trust (File Nos. 2-27962, 811-1545) and incorporated herein by reference.

(f)	The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November
1, 1994).

(g) (1)	Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as
Exhibit (8) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

(2)	Amendment to Custodian Agreement with Investors Bank & Trust Company dated October
23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 filed February 27, 1996 and incorporated herein by reference.

(3)	Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated
December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance
Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
January 25, 1999 and incorporated herein by reference.

(4)	Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors
Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-
Write Opportunities Fund N-2 Pre-Effective Amendment No. 2 (File Nos. 333-123961, 811-
21745) filed September 26, 2005 (Accession No. 0000950135-05-005528) and incorporated herein by reference.

(5)	Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808,
Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(6)	Custodian Agreement with State Street Bank and Trust Company dated as of February 9, 2004 filed as Exhibit (g)(6) of Post-Effective Amendment No. 59 to the Registration Statement of
Eaton Vance Series Trust II (File Nos. 02-42722 and 811-02258) filed January 27, 2004
(Accession No. 0000940394-04-000079) and incorporated herein by reference.

(h) (1) (a)	Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-
Effective Amendment No. 24 filed August 16, 1995 and incorporated herein by reference.

(b)	Schedule A dated March 1, 2008 to the Amended Administrative Services Agreement dated
July 31, 1995 filed as Exhibit (h)(1)(b) to Post-Effective Amendment No. 134 filed March 13,
2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.

(2) (a)	Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 filed as Exhibit
(h)(2) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

(b)	Schedule A dated August 10, 2007 to the Administrative Services Agreement dated August
16, 1999 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 134 filed March 13, 2008
(Accession No. 0000940394-08-000450) and incorporated herein by reference.

(3)	Transfer Agency Agreement dated as of August 1, 2008 filed as Exhibit (h)(1) to Post-
Effective Amendment No. 70 of Eaton Vance Series Trust II (File Nos. 02-42722, 811-02258)
filed October 27, 2008 (Accession No. 0000940394-08-001324) and incorporated herein by reference.

(4)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and
Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective Amendment No. 109 filed
August 25, 2005 (Accession No. 0000940394-05-000983) and incorporated herein by reference.

(5) (a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the Trusts (on behalf of certain of their series) listed on Schedule A dated October 16, 2007 filed as Exhibit (h)(5) to Post-Effective Amendment No. 131 filed November 26, 2007
(Accession No. 0000940394-07-002010) and incorporated herein by reference.

(b)	Schedule A effective August 29, 2008 to the Expense Waivers/Reimbursements Agreement
dated October 16, 2007 filed as Exhibit (h)(5)(b) to Post-Effective Amendment No. 136 filed
August 28, 2008 (Accession No. 0000940394-07-002010) and incorporated herein by reference.

(i) (1)	Opinion of Internal Counsel dated August 28, 2008 filed as Exhibit (i) to Post-Effective
Amendment No. 136 filed August 28, 2008 (Accession No. 0000940394-08-001205) and
incorporated herein by reference.

(2)	Consent of Internal Counsel dated December 18, 2008 filed herewith.

(m) (1) (a)	Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the
Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-
Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

(b)	Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton
Vance Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-Effective
Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

(2) (a)	Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 filed as Exhibit (m)(2) to Post-Effective Amendment No. 117 filed
June 28, 2006 and incorporated herein by reference.

(b)	Schedule A to Class A Distribution Plan filed as Exhibit (m)(2)(b) to Post-Effective
Amendment No. 128 filed August 10, 2007 (Accession No. 0000940394-07-000956) and
incorporated herein by reference.

(3)	Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted April 23, 2007 filed as
Exhibit (m)(3) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No.
0000940394-07-000470) and incorporated herein by reference.

(4) (a)	Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(j) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

(b)	Schedule A to Class B Distribution Plan filed as Exhibit (m)(3)(b) to Post-Effective
Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

(5)	Eaton Vance Mutual Funds Trust Class B Distribution Plan for Eaton Vance Floating-Rate
Advantage Fund adopted August 6, 2007 filed as Exhibit (m)(5) to Post-Effective Amendment
No. 128 filed August 10, 2007 (Accession No. 0000940394-07-000956) and incorporated herein by reference.

(6) (a)	Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(k) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

(b)	Schedule A effective March 27, 2006 to Class C Distribution Plan filed as Exhibit (m)(4)(b) to
Post-Effective Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-
000369) and incorporated herein by reference.

(7)	Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Low Duration
Fund adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective Amendment No. 83
filed June 26, 2002 and incorporated herein by reference.

(8)	Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Floating-Rate
Advantage Fund adopted August 6, 2007 filed as Exhibit (m)(8) to Post-Effective Amendment
No. 128 filed August 10, 2007 (Accession No. 0000940394-07-000956) and incorporated herein by reference.

(9) (a)	Eaton Vance Mutual Funds Trust Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed as Exhibit (m)(7) to Post-Effective Amendment No. 89 filed July 9,
2003 and incorporated herein by reference.

(b)	Schedule A to Class R Distribution Plan filed as Exhibit (m)(7)(b) to Post-Effective
Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-06-000201) and
incorporated herein by reference.

(n) (1)	Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No.
0000940394-07-000956) and incorporated herein by reference.

(2)	Schedule A effective November 17, 2008 to Amended and Restated Multiple Class Plan filed as Exhibit (n)(2) to Post-Effective Amendment No. 28 of Eaton Vance Municipals Trust (File
Nos. 33-71320, 811-8134) (Accession No. 0000940394-08-001433) filed November 20, 2008 and incorporated herein by reference.

(3)	Schedule B effective November 17, 2008 to Amended and Restated Multiple Class Plan filed as Exhibit (n)(2) to Post-Effective Amendment No. 28 of Eaton Vance Municipals Trust (File
Nos. 33-71320, 811-8134) (Accession No. 0000940394-08-001433) filed November 20, 2008 and incorporated herein by reference.

(4)	Schedule C effective December 10, 2007 to Amended and Restated Multiple Class Plan filed as Exhibit (n)(4) to Post-Effective No. 86 of Eaton Vance Special Investment Trust (File Nos.
2-27962, 811-1545) (Accession No. 0000940394-07-002080) filed December 14, 2007 and incorporated herein by reference.

(p) (1)	Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston
Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds
effective September 1, 2000, as revised October 1, 2008 filed as Exhibit (p)(1) to Post-
Effective Amendment No. 70 of Eaton Vance Series Trust II (File Nos. 02-42722, 811-02258)
filed October 27, 2008 (Accession No. 0000940394-08-001324) and incorporated herein by reference.

(2)	Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company LLC effective January 1, 2006 filed as Exhibit (p)(4) to Post-Effective Amendment No. 95 of Eaton
Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed October 30, 2006 (Accession No.
0000940394-06-000845) and incorporated herein by reference.

(3)	Code of Ethics adopted by Fox Asset Management, LLC effective January 31, 2006, as revised
April 21, 2008 filed as Exhibit (p)(3) to Post-Effective Amendment No. 89 of Eaton Vance
Special Investment Trust (File Nos. 2-27962, 811-1545) filed April 25, 2008 (Accession No.
0000940394-08-000678) and incorporated herein by reference.

(4)	Code of Ethics adopted by Parametric Portfolio Associates effective January 2006 filed as
Exhibit (p)(2) to Post-Effective Amendment No. 68 of Eaton Vance Series Trust II (File Nos.
02-42722, 811-02258) filed October 25, 2007 (Accession No. 0000940394-07-001230) and
incorporated herein by reference.

(5)	Code of Ethics adopted by Eagle Global Advisors, LLC effective May 14, 2004 (as revised
February 1, 2005) filed as Exhibit (p)(5) to Post-Effective Amendment No. 111 filed October
26, 2005 (Accession No. 0000940394-05-001154) and incorporated herein by reference.

(q) (1) (a)	Powers of Attorney for Eaton Vance Mutual Funds Trust dated November 1, 2005 filed as
Exhibit (q) to Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos.
33-572, 811-4409) (Accession No. 0000940394-05-0091357) filed November 29, 2005 and incorporated herein by reference.

(b)	Power of Attorney for Eaton Vance Mutual Funds Trust dated January 25, 2006 filed as
Exhibit (q) to Post-Effective Amendment No. 104 of Eaton Vance Municipals Trust (File Nos.
33-572, 811-4409) (Accession No. 0000940394-06-000148) filed January 30, 2006 and incorporated herein by reference.

(c)	Powers of Attorney for Eaton Vance Mutual Funds Trust dated April 23, 2007 filed as Exhibit
(q)(1)(c) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No.
0000940394-07-000470) and incorporated herein by reference.

(2)	Power of Attorney for Government Obligations Portfolio and Strategic Income Portfolio dated
July 1, 2003 filed as Exhibit (q)(18) to Post-Effective Amendment No. 89 filed July 1, 2003 and incorporated herein by reference.

(3)	Power of Attorney for Tax-Managed Growth Portfolio dated July 1, 2003 filed as Exhibit
(q)(3) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(4)	Power of Attorney for Tax-Managed Small-Cap Value Portfolio dated July 1, 2003 filed as
Exhibit (q)(4) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(5)	Power of Attorney for Investment Portfolio dated July 1, 2003 filed as Exhibit (q)(5) to Post-
Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(6)	Power of Attorney for Floating Rate Portfolio dated July 1, 2003 filed as Exhibit (q)(6) to
Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(7)	Power of Attorney for High Income Portfolio dated July 1, 2003 filed as Exhibit (q)(7) to Post-
Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(8)	Power of Attorney for Tax-Managed International Growth Portfolio (now Tax-Managed
International Equity Portfolio) and Tax-Managed Multi-Cap Opportunity Portfolio dated July
1, 2003 filed as Exhibit (q)(8) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(9)	Power of Attorney for Tax-Managed Mid-Cap Core Portfolio dated July 1, 2003 filed as
Exhibit (q)(9) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(10)	Power of Attorney for Tax-Managed Small-Cap Growth Portfolio dated July 1, 2003 filed as
Exhibit (q)(10) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(11)	Power of Attorney for Tax-Managed Value Portfolio dated July 1, 2003 filed as Exhibit (q)(11)
to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(12)	Power of Attorney for Cash Management Portfolio dated July 1, 2003 filed as Exhibit (q)(12)
to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(13)	Power of Attorney for Investment Grade Income Portfolio dated August 11, 2003 filed as
Exhibit (q)(13) to Post-Effective Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.

(14)	Power of Attorney for Boston Income Portfolio dated December 29, 2004 filed as Exhibit
(q)(14) to Post-Effective Amendment No. 100 filed December 30, 2004 and incorporated herein by reference.

(15)	Power of Attorney for Eaton Vance Mutual Funds Trust dated April 29, 2005 filed as Exhibit
(q)(15) to Post-Effective Amendment No. 106 filed June 27, 2005 and incorporated herein by reference.

(16)	Power of Attorney for Tax-Managed Growth Portfolio, Tax-Managed International Equity
Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Opportunity
Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value
Portfolio, Tax-Managed Value Portfolio and Investment Grade Income Portfolio dated
November 1, 2005 filed as Exhibit (q)(2) - (q)(5) to Post-Effective Amendment No. 93 of
Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed December 23, 2005
(Accession No. 0000940394-05-001402) and incorporated herein by reference.

(17)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Floating Rate
Portfolio, Government Obligations Portfolio, High Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, Strategic Income Portfolio, Tax-Managed Growth
Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio
and Tax-Managed Small-Cap Value Portfolio dated November 1, 2005 filed as Exhibit (q)(17)
to Post-Effective Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-
06-000201) and incorporated herein by reference.

(18)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Floating Rate
Portfolio, Government Obligations Portfolio, High Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, Strategic Income Portfolio and Tax-Managed
International Equity Portfolio dated January 25, 2006 filed as Exhibit (q)(18) to Post-Effective
Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-06-000201) and
incorporated herein by reference.

(19)	Power of Attorney for Asian Small Companies Portfolio, Capital Growth Portfolio, Global
Growth Portfolio, Greater China Growth Portfolio, Growth Portfolio, Investment Grade
Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia
Portfolio and Utilities Portfolio dated January 25, 2006 filed as Exhibit (q)(8) to Post-Effective
Amendment No. 75 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545)
filed February 14, 2006 (Accession No. 0000940394-06-000187) and incorporated herein by reference.

(20)	Power of Attorney for International Equity Portfolio dated February 13, 2006 filed as Exhibit
(q)(20) to Post-Effective Amendment No. 113 filed March 14, 2006 and incorporated herein by reference.

(21)	Power of Attorney for Emerging Markets Income Portfolio dated March 12, 2007 filed as
Exhibit (q)(21) to Post-Effective Amendment No. 124 filed April 13, 2007 (Accession No.
0000940394-07-000400) and incorporated herein by reference.

(22)	Power of Attorney for International Income Portfolio dated March 12, 2007 filed as Exhibit
(q)(22) to Post-Effective Amendment No. 124 filed April 13, 2007 (Accession No.
0000940394-07-000400) and incorporated herein by reference.

(23)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Dividend
Income Portfolio, Emerging Markets Income Portfolio, Floating Rate Portfolio, Government
Obligations Portfolio, Global Macro Portfolio, High Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, International Equity Portfolio, International Income
Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-
Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-
Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-
Managed Value Portfolio dated April 23, 2007 filed as Exhibit (q)(23) to Post-Effective
Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-07-000470) and
incorporated herein by reference.

(24)	Power of Attorney for Dividend Income Portfolio, International Equity Portfolio, Tax-
Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-
Cap Opportunity Portfolio, Tax-Managed Small-Cap Growth Portfolio and Tax-Managed
Value Portfolio dated April 23, 2007 filed as Exhibit (q)(24) to Post-Effective Amendment No.
125 filed April 30, 2007 (Accession No. 0000940394-07-000470) and incorporated herein by reference.

(25)	Power of Attorney for Cash Management Portfolio, International Equity Portfolio and Tax-
Managed International Equity Portfolio dated April 23, 2007 filed as Exhibit (q)(25) to Post-
Effective Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-07-000470)
and incorporated herein by reference.

(26)	Power of Attorney for Dividend Income Portfolio, Tax-Managed Growth Portfolio, Tax-
Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio and Tax-
Managed Small-Cap Value Portfolio dated April 23, 2007 filed as Exhibit (q)(26) to Post-
Effective Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-07-000470)
and incorporated herein by reference.

(27)	Power of Attorney for Cash Management Portfolio and Investment Grade Income Portfolio
dated April 23, 2007 filed as Exhibit (q)(27) to Post-Effective Amendment No. 125 filed April
30, 2007 (Accession No. 0000940394-07-000470) and incorporated herein by reference.

(28)	Power of Attorney for Senior Debt Portfolio dated August 6, 2007 filed as Exhibit (q)(28) to
Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No. 0000940394-07-
000956) and incorporated herein by reference.

(29)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 1, 2007 filed as
Exhibit (q)(29) to Post-Effective Amendment No. 131 filed November 26, 2007 (Accession
No. 0000940394-07-002010) and incorporated herein by reference.

(30)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 12, 2007 filed as
Exhibit (q)(30) to Post-Effective Amendment No. 131 filed November 26, 2007 (Accession
No. 0000940394-07-002010) and incorporated herein by reference.

(31)	Power of Attorney for Eaton Vance Mutual Funds Trust dated January 1, 2008 filed as Exhibit
(q)(31) to Post-Effective Amendment No. 133 filed February 27, 2008 (Accession No.
0000940394-08-000137) and incorporated herein by reference.

(32)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Dividend
Income Portfolio, Emerging Markets Income Portfolio, Emerging Markets Portfolio, Floating
Rate Portfolio, Global Macro Portfolio, Government Obligations Portfolio, High Income
Portfolio, International Equity Portfolio, International Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, Senior Debt Portfolio, Tax-Managed Growth
Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Mid-Cap Core Portfolio,
Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-
Managed Small-Cap Value Portfolio and Tax-Managed Value Portfolio dated January 1, 2008 filed as Exhibit (q)(32) to Post-Effective Amendment No. 133 filed February 27, 2008
(Accession No. 0000940394-08-000137) and incorporated herein by reference.

(33)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 17, 2008 filed herewith.

(34)		Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Dividend
Income Portfolio, Emerging Markets Local Income Portfolio, Emerging Markets Portfolio,
Floating Rate Portfolio, Global Macro Portfolio, Government Obligations Portfolio, High
Income Opportunities Portfolio, International Equity Portfolio, International Income Portfolio,
Investment Grade Income Portfolio, Investment Portfolio, Senior Debt Portfolio, Tax-
Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Mid-
Cap Core Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap
Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed Value Portfolio dated
November 17, 2008 filed herewith.

Item 24.	Persons Controlled by or Under Common Control

Not applicable

Item 25.	Indemnification

Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions.
Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26.	Business and other Connections of Investment Adviser

Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities
Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-
15930), Boston Management and Research (File No. 801-43127), Atlanta Capital Management Company, LLC
(File No. 801-52179), Fox Asset Management, LLC (File No. 801-26379) and Eagle Global Advisors, L.L.C. (File
No. 801-53294) filed with the Commission, all of which are incorporated herein by reference.

Item 27.	Principal Underwriters

(a)		Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of
Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

	Eaton Vance Growth Trust		Eaton Vance Mutual Funds Trust
	Eaton Vance Investment Trust		Eaton Vance Series Trust II
	Eaton Vance Municipals Trust		Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust II		Eaton Vance Variable Trust
(b)

(1)		(2)	(3)
Name and Principal		Positions and Offices	Positions and Offices
Business Address*		with Principal Underwriter	with Registrant

Julie Andrade		Vice President	None
Michelle Baran		Vice President	None
Ira Baron		Vice President	None
Stephen Barrett		Senior Vice President	None
Jeffrey P. Beale		Vice President	None
Matthew Bennett		Vice President	None

Chris Berg	Vice President	None
Stephanie Brady	Vice President	None
Timothy Breer	Vice President	None
Jonathan Broome	Vice President	None
Mark Burkhard	Vice President	None
Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Thomas Hughes	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Lisa M. Jones	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Vice President	None
Kathleen Krivelow	Vice President	None
Thomas P. Luka	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Morgan C. Mohrman	Vice President	None

Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Joseph Nelson	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
Shannon McHugh Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Tim Roach	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
George Torruella	Vice President	None
John M. Trotsky	Vice President	None
Jerry Vainisi	Senior Vice President	None
John Vaughan	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

(c)	Not applicable

Item 28.	Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a)
of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code
ADM27, Boston, MA 02116, and its transfer agent, PNC Global Investment Servicing (U.S.) Inc., 4400 Computer
Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser.
Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

Item 29. Management Services
Not applicable
Item 30. Undertakings
None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on December 18, 2008.

EATON VANCE MUTUAL FUNDS TRUST By: /s/ Thomas E. Faust Jr. Thomas E. Faust Jr., President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on December 18, 2008.

Signature	Title

/s/ Thomas E. Faust Jr.	Trustee and President (Chief Executive Officer)
Thomas E. Faust Jr.

/s/ Barbara E. Campbell	Treasurer (and Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Tax-Managed Small-Cap Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 18, 2008.

TAX-MANAGED SMALL-CAP PORTFOLIO By: /s/ DUNCAN W. RICHARDSON Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on December 18, 2008.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule
483 of Regulation C.

Exhibit No.	Description

(i) (2)	Consent of Internal Counsel dated December 18, 2008

(q) (33)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 17, 2008

(34)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Dividend
Income Portfolio, Emerging Markets Local Income Portfolio, Emerging Markets Portfolio,
Floating Rate Portfolio, Global Macro Portfolio, Government Obligations Portfolio, High
Income Opportunities Portfolio, International Equity Portfolio, International Income Portfolio,
Investment Grade Income Portfolio, Investment Portfolio, Senior Debt Portfolio, Tax-
Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Mid-
Cap Core Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap
Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed Value Portfolio dated
November 17, 2008